UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300,

Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300,

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2016                (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Principal Amount	Value
Corporate Bonds and Notes - 53.8%
Financials - 16.7%
Ally Financial, Inc.,
5.125%, 09/30/24[1]	$499,000	$530,187
8.000%, 03/15/20	775,000	887,375
American Tower Corp., 4.400%, 02/15/26	1,172,000	1,286,094
Bank of America Corp., MTN, 3.875%, 08/01/25	1,798,000	1,924,437
Citigroup, Inc., 2.050%, 12/07/18	2,604,000	2,625,108
Crown Castle International Corp., 5.250%, 01/15/23	1,165,000	1,323,545
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	2,137,000	2,700,241
Host Hotels & Resorts, L.P., Series C, 4.750%, 03/01/23	1,181,000	1,264,699
International Lease Finance Corp., 8.250%, 12/15/20	1,220,000	1,451,800
JPMorgan Chase & Co., Series S, 6.750%, 01/29/49[1,2,3]	1,209,000	1,335,945
Morgan Stanley, GMTN, 5.500%, 07/28/21	1,123,000	1,282,184
National Rural Utilities Cooperative Finance Corp., MTN, 3.250%, 11/01/25	1,218,000	1,305,703
Realogy Group LLC, 4.875%, 06/01/23 (a)	1,250,000	1,276,562
Wells Fargo & Co., Series U, 5.875%, 12/29/49[2,3]	1,189,000	1,291,551
Weyerhaeuser Co., 8.500%, 01/15/25	1,413,000	1,872,202
Total Financials		22,357,633
Industrials - 37.1%
Automatic Data Processing, Inc., 3.375%, 09/15/25	1,804,000	1,971,240
Ball Corp., 5.250%, 07/01/25	1,255,000	1,356,969
Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	1,465,000	2,007,299
CCO Holdings LLC / CCO Holdings Capital Corp., Series, 5.125%, 02/15/23	1,237,000	1,292,665
CDW LLC / CDW Finance Corp., Series, 5.500%, 12/01/24	1,257,000	1,348,132
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., Series, 5.375%, 06/01/24	1,211,000	1,283,660
Comcast Corp., 7.050%, 03/15/33	901,000	1,280,162
CVS Health Corp., 5.125%, 07/20/45	1,035,000	1,271,613
Diamondback Energy, Inc., 7.625%, 10/01/21[1]	625,000	662,891
Express Scripts Holding Co., 3.400%, 03/01/27	1,944,000	1,959,216
Ford Motor Co., 7.450%, 07/16/31	974,000	1,291,456
General Motors Co., 6.250%, 10/02/43	1,106,000	1,309,945
Georgia-Pacific LLC, 8.000%, 01/15/24	968,000	1,285,233
The Goodyear Tire & Rubber Co., 5.000%, 05/31/26	1,299,000	1,339,594
Graphic Packaging International, Inc., 4.125%, 08/15/24	575,000	580,750
Hanesbrands, Inc., 4.625%, 05/15/24 (a)	925,000	953,906
HCA, Inc., 5.000%, 03/15/24	1,586,000	1,677,195
International Paper Co., 3.000%, 02/15/27	1,326,000	1,327,394
Lennar Corp., 4.750%, 11/15/22	1,300,000	1,348,750

1

AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 37.1% (continued)
Masco Corp., Series, 4.375%, 04/01/26	$1,284,000	$1,357,830
McDonald’s Corp., MTN, 3.700%, 01/30/26	1,217,000	1,311,841
Microsoft Corp., 3.750%, 02/12/45	1,287,000	1,309,614
Molson Coors Brewing Co., 3.000%, 07/15/26	1,305,000	1,316,749
Newell Brands, Inc., 3.850%, 04/01/23	1,842,000	1,963,504
Omnicom Group, Inc., Series, 3.600%, 04/15/26	1,199,000	1,269,709
Owens Corning, 4.200%, 12/15/22	1,215,000	1,307,051
QVC, Inc., 5.125%, 07/02/22	1,190,000	1,262,911
Reynolds Group Issuer, Inc., 5.125%, 07/15/23 (a)	1,000,000	1,033,750
Royal Caribbean Cruises, Ltd., Series, 5.250%, 11/15/22	1,200,000	1,311,000
Sinclair Television Group, Inc., 5.875%, 03/15/26 (a)	600,000	625,500
Sirius XM Radio, Inc., 5.375%, 07/15/26 (a)	1,000,000	1,030,000
Sprint Communications, Inc., 9.000%, 11/15/18 (a)	600,000	664,500
T-Mobile USA, Inc., 6.500%, 01/15/26	1,232,000	1,367,520
Tyson Foods, Inc., 4.875%, 08/15/34	1,138,000	1,263,335
Under Armour, Inc., 3.250%, 06/15/26	1,290,000	1,301,338
Verizon Communications, Inc., 4.400%, 11/01/34	1,240,000	1,316,146
Vulcan Materials Co., 4.500%, 04/01/25	882,000	956,970
Walgreens Boots Alliance, Inc., 3.100%, 06/01/23	1,880,000	1,941,965
Total Industrials		49,459,303
Total Corporate Bonds and Notes (cost $69,375,519)		71,816,936
Municipal Bonds - 6.5%
California State General Obligation, School Improvements, 7.550%, 04/01/39	1,615,000	2,587,892
JobsOhio Beverage System, Series B, 3.985%, 01/01/29	1,190,000	1,340,892
Los Angeles Unified School District, School Improvements, 5.750%, 07/01/34	1,100,000	1,473,516
Los Angeles Unified School District, School Improvements, 6.758%, 07/01/34	345,000	500,740
Metropolitan Transportation Authority Revenue, Transit Improvements, 6.668%, 11/15/39	965,000	1,387,313
New Jersey Economic Development Authority, Pension Funding, Series A, 7.425%, 02/15/29 (National Insured)[4]	1,085,000	1,373,610
Total Municipal Bonds (cost $8,004,624)		8,663,963
U.S. Government and Agency Obligations - 36.4%
Federal Home Loan Mortgage Corporation - 3.2%
FHLMC Gold Pool,
4.500%, 09/01/26 to 10/01/39	1,297,978	1,399,169
5.000%, 06/01/26 to 10/01/36	2,557,553	2,812,730
Total Federal Home Loan Mortgage Corporation		4,211,899
Federal National Mortgage Association - 26.4%
FNMA,
3.500%, 11/01/42 to 03/01/46	4,411,251	4,699,646

2

AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 26.4% (continued)
FNMA,
4.000%, 09/01/25 to 01/01/44	$11,526,853	$12,439,425
4.500%, 05/01/39 to 06/01/46	11,324,206	12,504,862
5.000%, 08/01/35	904,297	1,007,059
5.500%, 05/01/25 to 04/01/40	2,251,925	2,526,553
6.000%, 02/01/23 to 10/01/39	1,816,010	2,078,681
Total Federal National Mortgage Association		35,256,226
U.S. Treasury Obligations - 6.8%
United States Treasury Bonds,
3.500%, 02/15/39	1,063,000	1,316,750
6.250%, 08/15/23	2,958,000	3,901,904
United States Treasury Notes, 2.000%, 11/30/22	3,732,000	3,878,365
Total U.S. Treasury Obligations		9,097,019
Total U.S. Government and Agency Obligations (cost $47,842,071)		48,565,144
Short-Term Investments - 3.8%
Repurchase Agreements - 1.4%[5]
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540% total to be received $868,759 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $886,095)	868,720	868,720
State of Wisconsin Investment Board, dated 09/30/16, due 10/03/16, 0.600% total to be received $1,000,050 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.375%, 04/15/18 - 09/09/49, totaling $1,020,048)	1,000,000	1,000,000
Total Repurchase Agreements		1,868,720

	Shares
Other Investment Companies - 2.4%[6]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	3,165,787	3,165,787
Total Short-Term Investments
(cost $5,034,507)		5,034,507
Total Investments - 100.5% (cost $130,256,721)		134,080,550
Other Assets, less Liabilities - (0.5)%		(705,378)
Net Assets - 100.0%		$133,375,172

3

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Principal Amount	Value
Municipal Bonds - 96.1%
Arizona - 3.8%
Arizona School Facilities Board COPS, Series A, 5.000%, 09/01/21	$5,100,000	$6,004,536
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/22	4,355,000	5,259,272
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A, 5.000%, 10/01/26	15,000,000	19,016,100
City of Phoenix Civic Improvement Corp., Water Utility Improvements, Series A, 5.000%, 07/01/21	4,110,000	4,561,278
Phoenix Civic Improvement Corp., Water Utility Improvements, Series A, 5.000%, 07/01/22	3,650,000	4,049,712
Total Arizona		38,890,898
California - 4.6%
California State Tax Exempt General Obligation, 5.000%, 03/01/24	5,000,000	6,273,950
California State University, Series A, 5.000%, 11/01/29	4,525,000	5,662,314
State of California, 5.000%, 09/01/22	5,000,000	6,083,200
State of California, 5.000%, 09/01/25	10,000,000	12,868,900
State of California, 5.000%, 09/01/29	5,000,000	6,311,000
State of California, Series C, 5.000%, 09/01/26	7,700,000	9,901,661
Total California		47,101,025
Colorado - 0.7%
Regional Transportation District County COPS, Series A, 5.000%, 06/01/24	6,000,000	7,278,720
Connecticut - 0.6%
State of Connecticut Special Tax Revenue, Transit Infrastructure, 5.000%, 08/01/24	5,340,000	6,652,038
District of Columbia - 2.4%
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C, 5.000%, 10/01/21	5,000,000	5,906,750
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C, 5.000%, 10/01/24	5,475,000	6,631,484
District of Columbia, Series A, 5.000%, 06/01/24	5,000,000	6,289,900
District of Columbia, Series A, 5.000%, 06/01/30	5,000,000	6,296,000
Total District of Columbia		25,124,134
Florida - 3.6%
Florida State Board of Education, Series D, 5.000%, 06/01/24	6,565,000	7,730,288
Orange County Health Facilities Authority, Series A, 5.000%, 10/01/31	4,165,000	5,121,742
State of Florida, Capital Outlay, Series B, 5.000%, 06/01/27	9,145,000	11,421,556
State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B, 5.000%, 07/01/26	5,780,000	6,826,816
Tampa Bay Water, 5.500%, 10/01/22 (National Insured)[4]	5,000,000	6,258,550
Total Florida		37,358,952
Georgia - 4.2%
Atlanta Water & Wastewater Revenue, 5.000%, 11/01/25	5,100,000	6,483,783
Georgia State University & College Improvements, Series A, 5.000%, 02/01/26	5,520,000	7,070,844
Georgia State University & College Improvements, Series A, 5.000%, 07/01/27	5,450,000	6,601,858
Georgia State University & College Improvements, Series A - Tranche 2, 5.000%, 07/01/24	5,000,000	6,066,000
Georgia State, Series E-2, 5.000%, 09/01/21	9,265,000	11,024,979

4

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Georgia - 4.2% (continued)
State of Georgia, Series C, 5.000%, 09/01/23	$5,000,000	$6,108,750
Total Georgia		43,356,214
Idaho - 0.7%
Idaho Housing & Finance Association, 5.000%, 07/15/23	5,770,000	7,045,920
Illinois - 4.5%
Chicago O’Hare International Airport, Series B, 5.000%, 01/01/28	10,560,000	12,803,155
Illinois State Finance Authority Revenue, Clean Water Initiative Revenue, 5.000%, 07/01/27	11,000,000	13,791,910
Illinois State Finance Authority Revenue, University of Chicago, Series A, 5.000%, 10/01/23	5,000,000	6,134,700
Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/22	3,590,000	4,344,905
Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/31	7,780,000	9,497,435
Total Illinois		46,572,105
Indiana - 2.8%
Indiana Finance Authority, Indiana University Health Revenue, Series A, 5.000%, 12/01/23	5,000,000	6,186,900
Indiana Finance Authority, Series C, 5.000%, 12/01/25	17,370,000	22,346,679
Total Indiana		28,533,579
Iowa - 0.5%
State of Iowa, Series A, 5.000%, 06/01/25	4,000,000	5,072,920
Kentucky - 0.6%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A, 5.000%, 10/01/29	5,000,000	6,148,550
Maryland - 4.2%
Maryland State, General Obligation, University and College Improvements, Series A, 5.000%, 03/01/22	5,000,000	6,023,500
Maryland State, General Obligation, University and College Improvements, Series B, 5.000%, 08/01/23	20,000,000	24,374,400
University System of Maryland, University & College Improvements, Series A, 5.000%, 04/01/23	5,475,000	6,762,337
University System of Maryland, University & College Improvements, Series A, 5.000%, 04/01/24	5,075,000	6,398,408
Total Maryland		43,558,645
Massachusetts - 6.2%
Commonwealth of Massachusetts, Public Improvements, Series B, 5.000%, 08/01/22	5,000,000	5,780,700
Commonwealth of Massachusetts, Series A, 5.000%, 07/01/25	7,500,000	9,599,850
Commonwealth of Massachusetts, Series B, 5.000%, 07/01/23	5,000,000	6,193,500
Massachusetts Clean Water Trust, 5.000%, 08/01/25	4,940,000	5,495,750
Massachusetts School Building Authority, 5.000%, 08/15/25	5,025,000	6,108,892
Massachusetts State Department of Taxation and Finance, Series F, 5.000%, 11/01/24	10,000,000	12,225,400
Massachusetts State Development Finance Agency, Boston College, Series S, 5.000%, 07/01/23	5,700,000	7,077,234
Massachusetts Water Resources Authority, Series C, 5.000%, 08/01/26	4,025,000	5,268,484
University of Massachusetts Building Authority, Series 2, 5.000%, 11/01/21	5,000,000	5,951,250
Total Massachusetts		63,701,060
Michigan - 3.5%
Michigan Finance Authority, Henry Ford Health System, 5.000%, 11/15/29	10,000,000	12,271,300

5

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Michigan - 3.5% (continued)
Michigan State Building Authority Revenue, Series I, 5.000%, 04/15/27	$5,700,000	$7,143,411
Michigan State, Environmental Program, Series A, 5.000%, 12/01/22	5,000,000	6,110,800
State of Michigan, 5.000%, 03/15/27	8,200,000	10,446,144
Total Michigan		35,971,655
Minnesota - 2.4%
Minneapolis-St Paul Metropolitan Airports Commission, Series A, 5.000%, 01/01/25	5,000,000	6,316,000
Minnesota State General Obligation, Series D, 5.000%, 08/01/22	10,000,000	12,180,900
Minnesota State Public Facilities Authority, Series A, 5.000%, 03/01/22	5,085,000	6,122,950
Total Minnesota		24,619,850
Missouri - 3.2%
Missouri Highway & Transportation Commission, Fuel Sales Tax Revenue, Series A, 5.000%, 05/01/22	10,720,000	13,005,933
Missouri Highway & Transportation Commission, Fuel Sales Tax Revenue, Series B, 5.000%, 05/01/23	10,305,000	12,787,268
University of Missouri, Series A, 5.000%, 11/01/26	5,495,000	6,966,341
Total Missouri		32,759,542
New Jersey - 0.9%
New Jersey State Turnpike Authority Revenue, Series 2012 B, 5.000%, 01/01/24	2,790,000	3,404,776
New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 01/01/24	4,925,000	5,984,170
Total New Jersey		9,388,946
New York - 8.2%
Metropolitan Transportation Authority, Fuel Sales Tax Revenue, Series A, 5.000%, 11/15/24	5,000,000	6,336,100
Metropolitan Transportation Authority, Transit Revenue, Series C, 5.000%, 11/15/21	5,185,000	6,153,247
Metropolitan Transportation Authority, Transit Revenue, Series F, 5.000%, 11/15/24	4,935,000	6,007,524
New York City General Obligation, Series C, 5.000%, 08/01/24	5,000,000	6,291,200
New York City General Obligation, Series G, 5.000%, 08/01/23	5,000,000	6,178,200
New York City General Obligation, Series I, 5.000%, 08/01/24	11,485,000	13,896,046
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series B, 5.000%, 02/01/24	5,015,000	5,838,313
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C, 5.000%, 11/01/23	5,000,000	6,219,350
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series D, 5.000%, 11/01/22	5,115,000	5,827,315
New York City Water & Sewer System Revenue, Series FF, 5.000%, 06/15/25	7,540,000	8,625,232
New York State Dormitory Authority, Series A, 5.000%, 12/15/27	5,630,000	6,873,329
New York State Urban Development Corp., Personal Income Tax Revenue, 5.000%, 03/15/24	5,000,000	6,260,250
Total New York		84,506,106
North Carolina - 3.2%
North Carolina Municipal Power Agency No. 1, Electric, Power and Light Revenue, Series A, 5.000%, 01/01/27	5,025,000	6,383,006
North Carolina State Limited Obligation, Series A, 5.000%, 06/01/26	15,160,000	19,960,566
North Carolina State Limited Obligation, Series C, 5.000%, 05/01/23	5,000,000	6,161,700
Total North Carolina		32,505,272
Ohio - 3.7%
Ohio State General Obligation, Series A, 5.000%, 09/15/22	10,000,000	12,167,400

6

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Ohio - 3.7% (continued)
Ohio State General Obligation, University & College Improvements, Series C, 5.000%, 11/01/26	$5,000,000	$6,324,600
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.000%, 06/01/23	5,000,000	6,193,750
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A, 5.000%, 06/01/25	10,000,000	12,830,900
Total Ohio		37,516,650
Pennsylvania - 1.4%
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue, 5.000%, 08/15/26	6,485,000	8,284,847
Pennsylvania Economic Development Financing Authority Revenue, Series 2012 B, 5.000%, 07/01/21	5,740,000	6,040,948
Total Pennsylvania		14,325,795
Tennessee - 0.6%
State of Tennessee Fuel Sales Tax Revenue, Series B, 5.000%, 09/01/26	5,000,000	6,342,550
Texas - 14.3%
Central Texas Turnpike System Transportation Commission, Series C, 5.000%, 08/15/31	11,075,000	13,161,308
City of Austin TX Water & Wastewater System Revenue, Series A, 5.000%, 11/15/22	7,790,000	9,523,976
City of Dallas TX Waterworks & Sewer System Revenue, Series A, 5.000%, 10/01/22	10,000,000	12,163,800
Humble Independent School District, Series B, 5.000%, 02/15/23	5,460,000	6,682,003
Metropolitan Transit Authority of Harris County, Series A, 5.000%, 11/01/24	5,000,000	6,299,750
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A, 5.000%, 01/01/25	6,320,000	7,773,410
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.250%, 09/01/27	10,265,000	12,185,787
North Texas Tollway Authority, Series A, 5.000%, 01/01/26	7,675,000	9,393,049
Plano Independent School District, Series A, 5.000%, 02/15/22	6,285,000	7,521,385
Spring Branch Independent School District, Series A, 5.000%, 02/01/21	8,650,000	10,054,154
State of Texas, Transportation Commission Highway Improvements Revenue, 5.000%, 04/01/25	5,000,000	6,009,300
Tarrant County Cultural Education Facilities Finance Corp., 5.000%, 11/15/28	5,350,000	6,683,274
Texas A&M University, Series E, 5.000%, 05/15/25	10,000,000	12,798,700
Texas Transportation Commission Fund, Series A, 5.000%, 04/01/27	11,100,000	13,281,927
The University of Texas System Financing Revenue, Series A, 5.000%, 08/15/22	4,525,000	5,120,128
The University of Texas System Financing Revenue, Series B, 5.000%, 08/15/22	6,865,000	8,345,780
Total Texas		146,997,731
Virginia - 3.0%
Commonwealth of Virginia, Series B, 5.000%, 06/01/22	12,980,000	15,764,080
Virginia College Building Authority, 21st Century College & Equipment, 5.000%, 02/01/21	5,000,000	5,836,950
Virginia College Building Authority, Series B, 5.000%, 09/01/23	5,350,000	6,641,330
Virginia Public Building Authority, Correctional Facilities Revenue, Series B, 5.000%, 08/01/24	2,320,000	2,581,000
Total Virginia		30,823,360
Washington - 8.8%
City of Seattle WA Municipal Light & Power Revenue, Series A, 5.000%, 02/01/23	2,175,000	2,510,146
City of Seattle WA Municipal Light & Power Revenue, Series B, 5.000%, 02/01/23	5,565,000	6,267,136
Energy Northwest Electric Revenue, Bonneville Power, 5.000%, 07/01/25	10,000,000	12,790,500

7

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Washington - 8.8% (continued)
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A, 5.000%, 07/01/21	$5,035,000	$5,936,668
King County Sewer Revenue, Series B, 5.000%, 01/01/24	5,175,000	5,964,394
State of Washington School Improvements, Series C, 5.000%, 02/01/28	5,925,000	7,475,691
State of Washington, Series R-2015C, 5.000%, 07/01/28	10,000,000	12,362,200
State of Washington, Water Utility Improvements Revenue, Series C, 5.000%, 08/01/25	11,925,000	14,376,303
University of Washington, University & College Improvements Revenue, Series C, 5.000%, 07/01/27	7,270,000	8,847,590
Washington Health Care Facilities Authority Multicare Health System, Series B, 5.000%, 08/15/23	3,940,000	4,835,838
Washington State Generation Obligation, Series 2016A, 5.000%, 07/01/21	7,315,000	8,624,970
Total Washington		89,991,436
Wisconsin - 3.5%
Wisconsin State Revenue, Department of Transportation, Series 1, 5.000%, 07/01/21	5,000,000	5,903,000
Wisconsin State Revenue, Department of Transportation, Series 1, 5.000%, 07/01/25	3,005,000	3,702,641
Wisconsin State Revenue, Department of Transportation, Series A, 5.000%, 07/01/22	5,000,000	6,053,650
Wisconsin State Revenue, Department of Transportation, Series A, 5.000%, 07/01/24	5,000,000	6,319,900
Wisconsin State, Series 1, 5.000%, 11/01/21	8,160,000	9,725,741
Wisconsin State, Series 2, 5.000%, 05/01/24	3,420,000	4,128,692
Total Wisconsin		35,833,624
Total Municipal Bonds (cost $963,170,160)		987,977,277

	Shares
Short-Term Investments - 3.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%[6] (cost $35,660,112)	35,660,112	35,660,112
Total Investments - 99.6% (cost $998,830,272)		1,023,637,389
Other Assets, less Liabilities - 0.4%		3,848,929
Net Assets - 100.0%		$1,027,486,318

8

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Principal Amount	Value
Municipal Bonds - 98.8%
California - 4.6%
M-S-R Energy Authority, Natural Gas Revenue, Series C, 6.500%, 11/01/39	$3,635,000	$5,329,055
State of California, General Obligation, 5.000%, 09/01/37	5,560,000	6,833,129
Total California		12,162,184
Colorado - 1.5%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	2,805,000	4,103,911
Florida - 10.0%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, 5.000%, 12/01/44	6,295,000	7,253,666
County of Miami-Dade FL Aviation Revenue, 5.000%, 10/01/41	2,800,000	3,352,412
Martin County Health Facilities Authority, Martin Memorial Medical Center, 5.500%, 11/15/42	4,410,000	4,958,913
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/39	5,380,000	6,149,448
Orange County Health Facilities Authority, Orlando Health Inc., Series A, 5.000%, 10/01/39	4,065,000	4,835,643
Total Florida		26,550,082
Illinois - 11.4%
Illinois State General Obligation, 5.000%, 02/01/39	3,930,000	4,210,602
Illinois State General Obligation, 5.500%, 07/01/38	3,245,000	3,623,172
Illinois State Toll Highway Authority, Series B, 5.000%, 01/01/40	5,000,000	5,916,600
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A, 5.000%, 06/15/42	4,935,000	5,391,191
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B, 5.000%, 06/15/52	5,345,000	5,741,118
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	4,500,000	5,353,605
Total Illinois		30,236,288
Kentucky - 3.2%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., 5.000%, 10/01/33	7,000,000	8,421,770
Louisiana - 4.7%
Louisiana Public Facilities Authority, Lease Provident Group-Flagship Property, 5.000%, 07/01/46	1,700,000	1,968,107
Louisiana Public Facilities Authority, Lease Provident Group-Flagship Property, 5.000%, 07/01/51	5,000,000	5,752,250
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, 5.000%, 05/15/47	4,035,000	4,693,189
Total Louisiana		12,413,546
Massachusetts - 4.0%
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, 5.000%, 12/01/46	3,000,000	3,615,120
Massachusetts Development Finance Agency, Lahey Clinic Obligations, Series F, 5.000%, 08/15/45	3,515,000	4,127,032
Massachusetts Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	2,485,000	2,775,124
Total Massachusetts		10,517,276
Michigan - 4.5%
Michigan Finance Authority, Henry Ford Health System, 5.000%, 11/15/41	5,000,000	5,904,700
Michigan Finance Authority, Trinity Health Corp., Series 2016, 5.000%, 12/01/45	2,205,000	2,623,134
Michigan State Building Authority Revenue, Facilities Program, Series I, 5.000%, 10/15/45	2,950,000	3,479,997
Total Michigan		12,007,831

9

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Nebraska - 2.2%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/42	$5,095,000	$5,790,162
New Jersey - 9.8%
New Jersey Economic Development Authority, School Facilities Construction, 5.000%, 03/01/25	4,350,000	4,943,036
New Jersey Economic Development Authority, Series XX, 5.000%, 06/15/22	5,000,000	5,676,500
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/28	1,020,000	1,131,088
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/29	1,000,000	1,105,040
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A, 5.125%, 06/15/43	4,450,000	4,817,792
New Jersey Turnpike Authority, Series E, 5.000%, 01/01/45	7,095,000	8,373,306
Total New Jersey		26,046,762
New York - 14.8%
Brooklyn Arena Local Development Corp., Balrclays Center Project, Series A, 5.000%, 07/15/42	5,000,000	5,976,300
Long Island Power Authority, Series B, 5.000%, 09/01/45	3,960,000	4,680,047
MTA Hudson Rail Yards Trust Obligations, Series A, 5.000%, 11/15/51	5,000,000	5,647,350
New York City Transitional Finance Authority, Building Aid Revenue, Series S-1, 5.000%, 07/15/43	5,000,000	5,992,500
New York State Thruway Authority, Junior Lien, Series A, 5.000%, 01/01/46	5,000,000	5,930,050
New York Transportation Development Corp., Laguardia Airport Terminal B, 5.000%, 07/01/46	8,150,000	9,235,988
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,580,000	1,835,897
Total New York		39,298,132
Pennsylvania - 2.5%
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue, 5.000%, 08/15/46	5,495,000	6,543,281
Rhode Island - 2.2%
Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/35	2,000,000	2,231,760
Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/40	3,250,000	3,588,195
Total Rhode Island		5,819,955
Texas - 17.9%
Central Texas Regional Mobility Authority, 5.000%, 01/01/40	4,600,000	5,402,240
Central Texas Regional Mobility Authority, 5.000%, 01/01/46	3,700,000	4,328,889
Central Texas Regional Mobility Authority Senior Lien Revenue, Series A, 5.000%, 01/01/43	1,500,000	1,717,185
Central Texas Turnpike System, Series C, 5.000%, 08/15/42	8,570,000	9,990,392
Dallas Area Rapid Transit, Series A, 5.000%, 12/01/46	5,000,000	5,962,950
Grand Parkway Transportation Corp., 1st Tier Toll Revenue, Series A, 5.500%, 04/01/53	3,925,000	4,609,755
New Hope Cultural Education Facilities Corp., College Station Project, Series A, 5.000%, 07/01/47	4,650,000	5,253,198
Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Senior Lien Series 2008 D, 6.250%, 12/15/26	3,940,000	5,001,672
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport, 5.000%, 12/31/40	1,500,000	1,739,130
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport, 5.000%, 12/31/45	3,000,000	3,465,180
Total Texas		47,470,591
Virginia - 1.3%
Chesapeake City Expressway Toll Road Revenue, Series 2012 A, 5.000%, 07/15/47	3,010,000	3,403,738

10

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
West Virginia - 2.2%
West Virginia Hospital Finance Authority, West Virginia United Health Systems Obligation Group, Series A, 5.500%, 06/01/44	$5,000,000	$5,867,400
Wisconsin - 2.0%
Wisconsin Health & Educational Facilities Authority, ProHealth Care Obligation Group, 5.000%, 08/15/39	4,570,000	5,278,350
Total Municipal Bonds (cost $250,299,050)		261,931,259

	Shares
Short-Term Investments - 0.3%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%,[6] (cost $745,022)	745,022	745,022
Total Investments - 99.1% (cost $251,044,072)		262,676,281
Other Assets, less Liabilities - 0.9%		2,303,130
Net Assets - 100.0%		$264,979,411

11

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Shares	Value
Common Stocks - 97.7%
Consumer Discretionary - 13.5%
CalAtlantic Group, Inc.	142,708	$4,772,156
Five Below, Inc.*	131,706	5,306,435
Grand Canyon Education, Inc.*	195,626	7,901,334
Helen of Troy, Ltd.*	37,408	3,223,447
Hibbett Sports, Inc.*,1	97,271	3,881,113
Lithia Motors, Inc., Class A	77,242	7,378,156
Monro Muffler Brake, Inc.	44,820	2,741,639
Oxford Industries, Inc.	64,254	4,349,996
Texas Roadhouse, Inc.	184,975	7,219,574
Tupperware Brands Corp.	66,349	4,337,234
Wolverine World Wide, Inc.	157,135	3,618,819
Total Consumer Discretionary		54,729,903
Consumer Staples - 1.6%
Amplify Snack Brands, Inc.*,1	152,027	2,462,837
WD-40 Co.	35,099	3,946,181
Total Consumer Staples		6,409,018
Energy - 3.0%
Dril-Quip, Inc.*	52,980	2,953,105
Forum Energy Technologies, Inc.*	183,680	3,647,885
Matador Resources Co.*	225,053	5,477,790
Total Energy		12,078,780
Financials - 15.2%
Ameris Bancorp	122,177	4,270,086
AMERISAFE, Inc.	87,276	5,130,083
Cathay General Bancorp	199,289	6,134,116
Cohen & Steers, Inc.	124,916	5,340,159
Glacier Bancorp, Inc.	109,227	3,115,154
IBERIABANK Corp.	62,884	4,220,774
MarketAxess Holdings, Inc.	66,014	10,931,258
PRA Group, Inc.*	71,109	2,456,105
ProAssurance Corp.	96,290	5,053,299
Stifel Financial Corp.*	121,911	4,687,478
Texas Capital Bancshares, Inc.*	96,337	5,290,828
Webster Financial Corp.	127,267	4,837,419
Total Financials		61,466,759
Health Care - 15.9%
Analogic Corp.	46,334	4,105,192
Cantel Medical Corp.	71,371	5,565,511

	Shares	Value
Catalent, Inc.*,1	181,889	$4,700,012
Diplomat Pharmacy, Inc.*,1	141,319	3,958,345
Globus Medical, Inc., Class A*	231,841	5,232,651
ICU Medical, Inc.*	64,183	8,111,448
Impax Laboratories, Inc.*	124,372	2,947,616
INC Research Holdings, Inc., Class A*	137,715	6,139,335
Medidata Solutions, Inc.*	103,872	5,791,903
Team Health Holdings, Inc.*,1	97,296	3,167,958
West Pharmaceutical Services, Inc.	127,174	9,474,463
Wright Medical Group, Inc*,1	200,141	4,909,459
Total Health Care		64,103,893
Industrials - 17.4%
Alamo Group, Inc.	29,676	1,955,352
CEB, Inc.	86,445	4,708,659
CLARCOR, Inc.	104,830	6,813,950
Healthcare Services Group, Inc.	150,958	5,974,918
Heartland Express, Inc.[1]	263,856	4,981,601
HEICO Corp.	76,190	5,272,348
HEICO Corp., Class A	57,330	3,469,038
Mobile Mini, Inc.	107,616	3,250,003
Primoris Services Corp.	206,142	4,246,525
Proto Labs, Inc.*,1	67,107	4,020,380
RBC Bearings, Inc.*	56,077	4,288,769
Ritchie Bros. Auctioneers, Inc.	196,104	6,877,367
The Toro Co.	100,408	4,703,111
Universal Forest Products, Inc.	67,271	6,625,521
US Ecology, Inc.	73,187	3,281,705
Total Industrials		70,469,247
Information Technology - 16.2%
Blackbaud, Inc.	85,403	5,665,635
Callidus Software, Inc.*	194,291	3,565,240
Cardtronics PLC., Class A*	95,894	4,276,872
Cognex Corp.	136,617	7,221,575
EPAM Systems, Inc.*	68,709	4,762,221
ExlService Holdings, Inc.*	81,775	4,075,666
HubSpot, Inc.*	82,484	4,752,728
LogMeln, Inc.[1]	110,233	9,963,961
MACOM Technology Solutions Holdings, Inc.*	115,862	4,905,597
Power Integrations, Inc.	84,245	5,309,962
Proofpoint, Inc.*,1	27,212	2,036,818

12

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 16.2% (continued)
Tyler Technologies, Inc.*	52,338	$8,961,836
Total Information Technology		65,498,111
Materials - 4.4%
Balchem Corp.	63,834	4,949,050
Compass Minerals International, Inc.[1]	42,085	3,101,665
Flotek Industries, Inc.*	197,087	2,865,645
KapStone Paper and Packaging Corp.	166,308	3,146,547
Silgan Holdings, Inc.	71,611	3,622,801
Total Materials		17,685,708
Real Estate - 7.8%
American Campus Communities, Inc.	103,667	5,273,540
Education Realty Trust, Inc.	148,001	6,384,763
National Health Investors, Inc.	71,340	5,598,763
Pebblebrook Hotel Trust[1]	113,633	3,022,638
STAG Industrial, Inc.	216,921	5,316,734
Sun Communities, Inc.	73,032	5,731,551
Total Real Estate		31,327,989
Utilities - 2.7%
IDACORP, Inc.	51,094	3,999,638
NorthWestern Corp.	121,184	6,971,716
Total Utilities		10,971,354
Total Common Stocks (cost $332,070,916)		394,740,762

	Principal Amount
Short-Term Investments - 6.6%
Repurchase Agreements - 5.7%[5]
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540% total to be received $5,431,921 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $5,540,311)	$5,431,677	5,431,677

	Principal Amount	Value
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.520% total to be received $5,431,912 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 10/13/16 - 09/09/49, totaling $5,540,311)	$5,431,677	$5,431,677
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.500% total to be received $1,143,220 (collateralized by various U.S. Government Agency Obligations, 2.140% - 6.000%, 03/01/26 - 09/01/46, totaling $1,166,035)	1,143,172	1,143,172
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.520% total to be received $5,431,912 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 04/15/17 - 02/20/63, totaling $5,540,311)	5,431,677	5,431,677
State of Wisconsin Investment Board, dated 09/30/16, due 10/03/16, 0.600% total to be received $5,431,972 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.375%, 04/15/18 - 09/09/49, totaling $5,540,594)	5,431,700	5,431,700
Total Repurchase Agreements		22,869,903

	Shares
Other Investment Companies - 0.9%[6]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	3,655,168	3,655,168
Total Short-Term Investments (cost $26,525,071)		26,525,071
Total Investments - 104.3% (cost $358,595,987)		421,265,833
Other Assets, less Liabilities - (4.3)%		(17,456,273)
Net Assets - 100.0%		$403,809,560

13

AMG GW&K Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Shares	Value
Common Stocks - 99.3%
Consumer Discretionary - 16.3%
Build-A-Bear Workshop, Inc.*	1,505	$15,592
Burlington Stores, Inc.*	595	48,207
Chuy’s Holdings, Inc.*,1	969	27,074
Dave & Buster’s Entertainment, Inc.*	752	29,463
Five Below, Inc.*	940	37,873
Fox Factory Holding Corp.*	1,075	24,693
Grand Canyon Education, Inc.*	1,185	47,862
Hibbett Sports, Inc.*,1	475	18,952
Oxford Industries, Inc.	400	27,080
Pool Corp.	420	39,698
Vitamin Shoppe, Inc.*	285	7,652
Total Consumer Discretionary		324,146
Consumer Staples - 3.0%
Amplify Snack Brands, Inc.*,1	1,270	20,574
PriceSmart, Inc.	315	26,384
Smart & Final Stores, Inc.*,1	993	12,681
Total Consumer Staples		59,639
Energy - 1.3%
Matador Resources Co.*,1	1,070	26,044
Financials - 8.1%
Encore Capital Group, Inc.*	735	16,523
Greenhill & Co., Inc.	360	8,485
Heritage Insurance Holdings, Inc.[1]	920	13,257
MarketAxess Holdings, Inc.	320	52,989
PrivateBancorp, Inc.	735	33,751
Stifel Financial Corp.*	415	15,957
Texas Capital Bancshares, Inc.*	375	20,595
Total Financials		161,557
Health Care - 23.7%
ABIOMED, Inc.*	195	25,073
Acadia Healthcare Co., Inc.*,1	525	26,014
Align Technology, Inc.*	375	35,156
Amicus Therapeutics, Inc.*,1	3,110	23,014
Bruker Corp.	690	15,628
Catalent, Inc.*	1,065	27,520
DBV Technologies, S.A., Sponsored ADR*	805	29,246
Endologix, Inc.*,1	1,275	16,320
Globus Medical, Inc., Class A*	1,130	25,504
ICU Medical, Inc.*	220	27,804

	Shares	Value
Impax Laboratories, Inc.*	705	$16,708
INC Research Holdings, Inc., Class A*	430	19,169
Inotek Pharmaceuticals Corp.*	2,370	22,468
Medidata Solutions, Inc.*	685	38,196
Neurocrine Biosciences, Inc.*	515	26,080
Retrophin, Inc.*,1	1,065	23,835
Team Health Holdings, Inc.*	510	16,606
West Pharmaceutical Services, Inc.	345	25,702
Wright Medical Group N.V.*	1,245	30,540
Total Health Care		470,583
Industrials - 13.6%
CEB, Inc.	405	22,060
Exponent, Inc.	425	21,700
Graco, Inc.	345	25,530
HEICO Corp.	495	34,254
Knight Transportation, Inc.	620	17,788
Proto Labs, Inc.*,1	390	23,365
Ritchie Bros. Auctioneers, Inc.	1,280	44,890
Thermon Group Holdings, Inc.*	605	11,949
WageWorks, Inc.*	705	42,942
Woodward, Inc.	415	25,929
Total Industrials		270,407
Information Technology - 26.3%
Blackbaud, Inc.	440	29,190
Bottomline Technologies, Inc.*	675	15,734
Cabot Microelectronics Corp.	350	18,518
Callidus Software, Inc.*	1,290	23,671
Cardtronics PLC., Class A*	500	22,300
Cognex Corp.	590	31,187
CyberArk Software, Ltd.*	395	19,580
EPAM Systems, Inc.*	520	36,041
ExlService Holdings, Inc.*	396	19,737
Forrester Research, Inc.	790	30,731
HubSpot, Inc.*	570	32,843
Intralinks Holdings, Inc.*,1	1,120	11,267
LogMeln, Inc.	535	48,359
MACOM Technology Solutions Holdings, Inc.*	585	24,769
MAXIMUS, Inc.	340	19,230
Mimecast, Ltd.*	705	13,487
Power Integrations, Inc.	725	45,697
Tyler Technologies, Inc.*	265	45,376

14

AMG GW&K Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 26.3% (continued)
VeriFone Systems, Inc.*	900	$14,166
Zebra Technologies Corp., Class A*	280	19,491
Total Information Technology		521,374
Materials - 3.9%
Balchem Corp.	545	42,254
Flotek Industries, Inc.*	1,085	15,776
KapStone Paper and Packaging Corp.	995	18,825
Total Materials		76,855
Real Estate - 3.1%
STAG Industrial, Inc.	1,195	29,289
Sun Communities, Inc.	415	32,569
Total Real Estate		61,858
Total Common Stocks (cost $1,795,289)		1,972,463

	Principal Amount	Value
Short-Term Investments - 11.0%
Repurchase Agreements - 9.1%[5]
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540% total to be received $180,137 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $183,731)	$180,129	$180,129

	Shares
Other Investment Companies - 1.9%[6]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	38,820	38,820
Total Short-Term Investments (cost $218,949)		218,949
Total Investments - 110.3% (cost $2,014,238)		2,191,412
Other Assets, less Liabilities - (10.3)%		(205,511)
Net Assets - 100.0%		$1,985,901

15

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation based on federal income tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG GW&K Enhanced Core Bond Fund	$130,256,721	$3,906,421	$(82,592)	$3,823,829
AMG GW&K Municipal Bond Fund	998,830,272	25,352,693	(545,576)	24,807,117
AMG GW&K Municipal Enhanced Yield Fund	251,269,271	11,832,436	(425,426)	11,407,010
AMG GW&K Small Cap Core Fund	358,647,038	81,173,531	(18,554,736)	62,618,795
AMG GW&K Small Cap Growth Fund	2,039,832	221,943	(70,363)	151,580

*	Non-income producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$5,584,218	4.2%

[1]	Some or all of these securities were out on loan to various brokers as of September 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$1,792,377	1.3%
AMG GW&K Small Cap Core Fund	22,668,667	5.6%
AMG GW&K Small Cap Growth Fund	179,751	9.1%

[2]	Variable Rate Security. The rate listed is as of September 30, 2016, and is periodically reset subject to terms and conditions set forth in the debenture.

[3]	Perpetuity Bond. The date shown is the final call date.

[4]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At September 30, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$1,373,610	1.0%
AMG GW&K Municipal Bond Fund	6,258,550	0.6%

[5]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[6]	Yield shown represents the September 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

16

Notes to Schedules of Portfolio Investments (continued)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield

17

Notes to Schedules of Portfolio Investments (continued)

curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of September 30, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Enhanced Core Bond Fund
Investments in Securities
Corporate Bonds and Notes†	—	$71,816,936	—	$71,816,936
Municipal Bonds††	—	8,663,963	—	8,663,963
U.S. Government and Agency Obligations†	—	48,565,144	—	48,565,144
Short-Term Investments
Repurchase Agreements	—	1,868,720	—	1,868,720
Other Investment Companies	$3,165,787	—	—	3,165,787

Total Investments in Securities	$3,165,787	$130,914,763	—	$134,080,550

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds††	—	$987,977,277	—	$987,977,277
Short-Term Investments	$35,660,112	—	—	35,660,112

Total Investments in Securities	$35,660,112	$987,977,277	—	$1,023,637,389

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds††	—	$261,931,259	—	$261,931,259
Short-Term Investments	$745,022	—	—	745,022

Total Investments in Securities	$745,022	$261,931,259	—	$262,676,281

18

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Small Cap Core Fund
Investments in Securities
Common Stocks†††	$394,740,762	—	—	$394,740,762
Short-Term Investments
Repurchase Agreements	—	$22,869,903	—	22,869,903
Other Investment Companies	3,655,168	—	—	3,655,168

Total Investments in Securities	$398,395,930	$22,869,903	—	$421,265,833

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Small Cap Growth Fund
Investments in Securities
Common Stocks†††	$1,972,463	—	—	$1,972,463
Short-Term Investments
Repurchase Agreements	—	$180,129	—	180,129
Other Investment Companies	38,820	—	—	38,820

Total Investments in Securities	$2,011,283	$180,129	—	$2,191,412

†	All corporate bonds and notes and U.S. government and agency obligations held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.

††	All municipal bonds held in the Funds are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the respective Schedule of Portfolio Investments.

†††	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of September 30, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of an ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

COPS:	Certificates of Participation
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
MTN:	Medium-Term Notes
PLC:	Public Limited Company
National Insured:	National Public Finance Guarantee Corp.

19

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Shares	Value
Common Stocks - 59.5%
Consumer Discretionary - 10.0%
Amazon.com, Inc.*	2,860	$2,394,707
AMC Entertainment Holdings, Inc., Class A1	160	4,974
American Axle & Manufacturing Holdings, Inc.*	1,180	20,320
American Eagle Outfitters, Inc.[1]	3,185	56,884
America’s Car-Mart, Inc.*	190	6,914
Asbury Automotive Group, Inc.*	540	30,062
Big 5 Sporting Goods Corp.	710	9,670
Big Lots, Inc.[1]	3,700	176,675
Bloomin’ Brands, Inc.	790	13,620
Burlington Stores, Inc.*	8,030	650,591
Cable One, Inc.	750	438,000
Callaway Golf Co.	460	5,341
CBS Corp., Class B	7,000	383,180
Charter Communications, Inc., Class A*	2,450	661,426
The Children’s Place, Inc.	250	19,968
Choice Hotels International, Inc.	3,220	145,158
Columbia Sportswear Co.	220	12,483
Comcast Corp., Class A	17,690	1,173,555
Cooper-Standard Holding, Inc.*	80	7,904
Cracker Barrel Old Country Store, Inc.[1]	140	18,511
Dana Inc.	500	7,795
Darden Restaurants, Inc.	3,260	199,903
Dave & Buster’s Entertainment, Inc.*	250	9,795
Dollar Tree, Inc.*	1,390	109,713
Domino’s Pizza, Inc.	3,990	605,882
Entercom Communications Corp., Class A	180	2,329
Ethan Allen Interiors, Inc.	310	9,694
Etsy, Inc.*	2,055	29,345
Extended Stay America, Inc.[1]	5,030	71,426
The Finish Line, Inc., Class A	220	5,078
Francesca’s Holdings Corp.*	720	11,110
Genuine Parts Co.	1,040	104,468
Hasbro, Inc.	5,130	406,963
Hibbett Sports, Inc.*	60	2,394
The Home Depot, Inc.	9,390	1,208,305
The Interpublic Group of Cos., Inc.	10,690	238,922
Interval Leisure Group, Inc.	795	13,650
Intrawest Resorts Holdings, Inc.*	760	12,327
JAKKS Pacific, Inc.*	290	2,506
Johnson Outdoors, Inc., Class A	170	6,183
LifeLock, Inc.*	190	3,215
Lowe’s Cos., Inc.	3,210	231,794
Marriott International, Inc., Class A	1,650	111,094
Marriott Vacations Worldwide Corp.	450	32,994

	Shares	Value
Mattel, Inc.	1,850	$56,018
McDonald’s Corp.	2,790	321,854
Michael Kors Holdings, Ltd.*	2,240	104,810
Murphy USA, Inc.*	1,930	137,725
NIKE, Inc., Class B	11,240	591,786
Nordstrom, Inc.[1]	2,860	148,377
Omnicom Group, Inc.	2,300	195,500
O’Reilly Automotive, Inc.*	3,030	848,733
Papa John’s International, Inc.	160	12,616
Perry Ellis International, Inc.*	640	12,339
Pool Corp.	7,660	724,023
Ross Stores, Inc.	2,480	159,464
ServiceMaster Global Holdings, Inc.*	5,590	188,271
Sirius XM Holdings, Inc.*,1	60,240	251,201
Smith & Wesson Holding Corp.*	1,570	41,746
Sonic Automotive, Inc., Class A	910	17,108
Sotheby’s1	570	21,671
Spartan Motors, Inc.	720	6,898
Starbucks Corp.	4,560	246,878
Target Corp.	4,605	316,271
Tenneco, Inc.*	1,150	67,010
Texas Roadhouse, Inc.	460	17,954
Tile Shop Holdings, Inc.*	645	10,675
Tower International, Inc.	200	4,820
TRI Pointe Homes, Inc.*	240	3,163
Tupperware Brands Corp.	15,810	1,033,500
Ulta Salon Cosmetics & Fragrance, Inc.*	1,700	404,566
Urban Outfitters, Inc.*	5,440	187,789
Vail Resorts, Inc.	3,580	561,630
VF Corp.	8,240	461,852
Visteon Corp.	4,790	343,251
The Walt Disney Co.	4,065	377,476
West Marine, Inc.*	250	2,068
Whirlpool Corp.	700	113,512
Wolverine World Wide, Inc.	1,170	26,945
World Wrestling Entertainment, Inc., Class A1	2,260	48,138
Total Consumer Discretionary		17,734,466
Consumer Staples - 5.1%
Altria Group, Inc.	15,885	1,004,409
The Andersons, Inc.	150	5,427
Archer-Daniels-Midland Co.	2,970	125,245
Avon Products, Inc.	720	4,075
B&G Foods, Inc.[1]	265	13,033
Blue Buffalo Pet Products, Inc.*	7,340	174,398
Brown-Forman Corp., Class B	3,100	147,064
Central Garden and Pet Co., Class A*	150	3,720

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - 5.1% (continued)
Colgate-Palmolive Co.	710	$52,639
ConAgra Foods, Inc.	10,390	489,473
Constellation Brands, Inc., Class A	1,580	263,054
CVS Health Corp.	3,560	316,804
Dean Foods Co.	5	82
Dr. Pepper Snapple Group, Inc.	6,570	599,907
Energizer Holdings, Inc.	1,000	49,960
Fresh Del Monte Produce, Inc.	1,020	61,098
General Mills, Inc.	3,430	219,108
Herbalife, Ltd.*,1	780	48,352
Ingredion, Inc.	2,190	291,401
The JM Smucker Co.	1,510	204,665
Lancaster Colony Corp.	215	28,399
Medifast, Inc.	550	20,784
Mondelez International, Inc., Class A	5,750	252,425
National Beverage Corp.*,1	425	18,721
Natural Health Trends Corp.	860	24,304
Nature’s Sunshine Products, Inc.	100	1,600
Nu Skin Enterprises, Inc., Class A	1,010	65,428
PepsiCo, Inc.	15,310	1,665,269
Performance Food Group Co.*	315	7,812
Philip Morris International, Inc.	4,880	474,434
The Procter & Gamble Co.	9,160	822,110
Reynolds American, Inc.	6,180	291,387
Sanderson Farms, Inc.[1]	50	4,816
SpartanNash Co.	695	20,099
Sysco Corp.	7,110	348,461
Tyson Foods, Inc., Class A	4,980	371,857
United Natural Foods, Inc.*	130	5,205
Universal Corp.	170	9,897
Walgreens Boots Alliance, Inc.	3,120	251,534
Wal-Mart Stores, Inc.	4,880	351,946
Total Consumer Staples		9,110,402
Energy - 2.5%
Anadarko Petroleum Corp.	2,020	127,987
Apache Corp.	3,150	201,190
Baker Hughes, Inc.	2,810	141,821
Cabot Oil & Gas Corp.	8,770	226,266
Carrizo Oil & Gas, Inc.*	500	20,310
Chevron Corp.	6,035	621,122
Cimarex Energy Co.	1,560	209,617
ConocoPhillips	2,880	125,194
CONSOL Energy, Inc.	3,810	73,152
Delek US Holdings, Inc.	80	1,383
Denbury Resources, Inc.*	810	2,616

	Shares	Value
Devon Energy Corp.	1,190	$52,491
Diamond Offshore Drilling, Inc.[1]	2,450	43,144
EOG Resources, Inc.	1,000	96,710
EQT Corp.	780	56,644
Evolution Petroleum Corp.	610	3,831
Exxon Mobil Corp.	12,635	1,102,783
Fairmount Santrol Holdings, Inc.*	230	1,950
Green Plains, Inc.	100	2,620
Jones Energy, Inc., Class A*	1,350	4,806
Matador Resources Co.*,1	545	13,265
Matrix Service Co.*	740	13,882
McDermott International, Inc.*	8,880	44,489
Nabors Industries, Ltd.	16,440	199,910
National Oilwell Varco, Inc.	3,300	121,242
Navios Maritime Acquisition Corp.	3,960	5,346
Noble Corp. PLC[1]	6,530	41,400
Oasis Petroleum, Inc.*	1,810	20,761
Occidental Petroleum Corp.	2,490	181,571
Oceaneering International, Inc.	1,340	36,863
Oil States International, Inc.*	410	12,944
Pacific Ethanol, Inc.*,1	1,690	11,678
Parsley Energy, Inc., Class A*	5,900	197,709
Range Resources Corp.	1,390	53,862
Rice Energy, Inc.*	1,870	48,826
RSP Permian, Inc.*	380	14,736
Sanchez Energy Corp.*	810	7,160
Spectra Energy Corp.	6,410	274,028
US Silica Holdings, Inc.[1]	375	17,460
Valero Energy Corp.	1,510	80,030
Total Energy		4,512,799
Financials - 5.4%
1st Source Corp.	310	11,066
Access National Corp.	190	4,541
Aflac, Inc.	4,810	345,695
AGNC Investment Corp.	4,710	92,033
The Allstate Corp.	4,620	319,612
American International Group, Inc.	2,080	123,427
Ameriprise Financial, Inc.	970	96,777
Annaly Capital Management, Inc.	4,900	51,450
Apollo Commercial Real Estate Finance, Inc.	4	65
Argo Group International Holdings, Ltd.	90	5,078
Arrow Financial Corp.	124	4,058
Aspen Insurance Holdings, Ltd.	4,850	225,962
Associated Banc-Corp.	14,730	288,561
Assurant, Inc.	490	45,202
Axis Capital Holdings, Ltd.	3,510	190,698

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 5.4% (continued)
Banc of California, Inc.	180	$3,143
BancFirst Corp.	40	2,900
Banco Latinoamericano de Comercio Exterior, S.A.	550	15,499
Bank of America Corp.	27,620	432,253
Berkshire Hathaway, Inc., Class B*	2,720	392,958
Cathay General Bancorp	1,290	39,706
CenterState Banks, Inc.	1,480	26,240
Central Pacific Financial Corp.	520	13,099
Central Valley Community Bancorp	230	3,648
Chemical Financial Corp.	220	9,709
CME Group, Inc.	675	70,551
Cohen & Steers, Inc.	1,020	43,605
Comerica, Inc.	4,550	215,306
Commerce Bancshares, Inc.[1]	3,668	180,686
Community Bank System, Inc.	350	16,838
CommunityOne Bancorp*	460	6,366
Cullen/Frost Bankers, Inc.[1]	800	57,552
CYS Investments, Inc.	1,260	10,987
Discover Financial Services	2,980	168,519
Donegal Group, Inc., Class A	140	2,255
Eaton Vance Corp.	6,620	258,511
Enova International, Inc.*	2,225	21,538
Enterprise Financial Services Corp.	250	7,812
Erie Indemnity Co., Class A	2,020	206,181
Essent Group, Ltd.*	355	9,447
Evercore Partners, Inc., Class A	560	28,846
Everest Re Group, Ltd.	515	97,835
EZCORP, Inc., Class A*	620	6,857
Farmers National Banc Corp.	320	3,450
Federal Agricultural Mortgage Corp., Class C	300	11,850
Fifth Street Asset Management, Inc.[1]	240	1,322
Fifth Third Bancorp	5,560	113,758
First American Financial Corp.	845	33,192
First Community Bancshares, Inc.	130	3,224
First Defiance Financial Corp.	245	10,937
First Financial Bancorp	450	9,828
First Financial Corp/IN	695	28,273
First Horizon National Corp.	8,490	129,303
First Republic Bank/CA	5,340	411,767
FirstCash, Inc.	369	17,373
Franklin Resources, Inc.	4,030	143,347
Fulton Financial Corp.	1,140	16,553
Genworth Financial, Inc., Class A*	5,900	29,264
The Goldman Sachs Group, Inc.	400	64,508
Great Western Bancorp, Inc.	950	31,654

	Shares	Value
Hancock Holding Co.	815	$26,430
Huntington Bancshares, Inc.	1	10
Impac Mortgage Holdings, Inc.*	560	7,386
Independent Bank Corp./MA	970	52,467
Independent Bank Corp./MI	700	11,781
INTL. FCStone, Inc.*	1,170	45,454
JPMorgan Chase & Co.	7,028	467,995
KeyCorp	6,803	82,793
Lazard, Ltd., Class A	1,590	57,812
LCNB Corp.[1]	100	1,822
LendingTree, Inc.*,1	345	33,434
Lincoln National Corp.	3,840	180,403
MarketAxess Holdings, Inc.	2,000	331,180
Marlin Business Services Corp.	130	2,519
Meta Financial Group, Inc.	250	15,152
MFA Financial, Inc.	7,470	55,876
MGIC Investment Corp.*	1,780	14,240
Morningstar, Inc.	550	43,598
MSCI, Inc.	1,140	95,692
MTGE Investment Corp.	1,390	23,894
Nasdaq, Inc.	2,650	178,981
National Interstate Corp.	325	10,572
New Residential Investment Corp.	1,110	15,329
Northern Trust Corp.	6,210	422,218
Old Second Bancorp, Inc.	370	3,075
PennyMac Financial Services, Inc., Class A*	370	6,294
Preferred Bank	440	15,730
Primerica, Inc.	670	35,530
PrivateBancorp, Inc.	220	10,102
Prudential Financial, Inc.	1,770	144,520
QCR Holdings, Inc.	150	4,761
Regional Management Corp.*	430	9,310
Republic Bancorp, Inc., Class A	265	8,236
Safety Insurance Group, Inc.	70	4,705
Signature Bank*	1,520	180,044
Southern National Bancorp of Virginia, Inc.	140	1,827
State Bank Financial Corp.	570	13,007
State Street Corp.	1,380	96,089
Stock Yards Bancorp, Inc.	160	5,274
SunTrust Banks, Inc.	5,715	250,317
T. Rowe Price Group, Inc.	2,010	133,665
TD Ameritrade Holding Corp.	3,270	115,235
Torchmark Corp.	1,930	123,308
The Travelers Cos., Inc.	2,835	324,749
Trustmark Corp.	100	2,756
UMB Financial Corp.	690	41,020

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 5.4% (continued)
Universal Insurance Holdings, Inc.	2,775	$69,930
Univest Corp. of Pennsylvania	2	47
US Bancorp	6,565	281,573
Walker & Dunlop, Inc.*	860	21,724
Wells Fargo & Co.	8,060	356,897
Wintrust Financial Corp.	440	24,451
Total Financials		9,673,889
Health Care - 9.2%
AbbVie, Inc.	4,490	283,184
Aetna, Inc.	3,555	410,425
Alkermes PLC*	3,240	152,377
Amgen, Inc.	9,320	1,554,669
AMN Healthcare Services, Inc.*	705	22,468
Amphastar Pharmaceuticals, Inc.*	2,890	54,823
ANI Pharmaceuticals, Inc.*,1	510	33,838
Anika Therapeutics, Inc.*	270	12,919
Anthem, Inc.	1,065	133,455
Aratana Therapeutics, Inc.*	1,690	15,818
ARIAD Pharmaceuticals, Inc.*	3,970	54,349
Array BioPharma, Inc.*	5,715	38,576
Baxter International, Inc.	21,848	1,039,965
BioSpecifics Technologies Corp.*	60	2,740
BioTelemetry, Inc.*	375	6,964
Bristol-Myers Squibb Co.	10,860	585,571
Bruker Corp.	1,780	40,317
Cambrex Corp.*	105	4,668
Catalent, Inc.*,1	2,275	58,786
Centene Corp.*	7,311	489,545
Chemed Corp.	40	5,643
Cigna Corp.	750	97,740
Corcept Therapeutics, Inc.*	2,575	16,738
CR Bard, Inc.	3,970	890,392
Cynosure, Inc., Class A*	390	19,867
Danaher Corp.	3,060	239,873
DENTSPLY SIRONA, Inc.	1,335	79,339
Edwards Lifesciences Corp.*	3,280	395,437
Eli Lilly & Co.	3,490	280,107
Exelixis, Inc.*,1	4,880	62,415
Express Scripts Holding Co.*	10,050	708,826
Glaukos Corp.*	430	16,228
Halozyme Therapeutics, Inc.*,1	3,395	41,012
Halyard Health, Inc.*	820	28,421
HealthEquity, Inc.*	340	12,869
Healthways, Inc.*	160	4,234
HMS Holdings Corp.*	715	15,852

	Shares	Value
Humana, Inc.	280	$49,529
ICU Medical, Inc.*	530	66,981
IDEXX Laboratories, Inc.*	1,800	202,914
Immunomedics, Inc.*	5,020	16,315
INC Research Holdings, Inc., Class A*	1,240	55,279
Incyte Corp.*	7,090	668,516
Innoviva, Inc.[1]	7,800	85,722
Insulet Corp.*,1	830	33,980
Intuitive Surgical, Inc.*	630	456,643
Ironwood Pharmaceuticals, Inc.*,1	3,535	56,136
Johnson & Johnson	11,165	1,318,921
Magellan Health, Inc.*	900	48,357
Masimo Corp.*	925	55,028
McKesson Corp.	2,720	453,560
Merck & Co., Inc.	13,865	865,315
Molina Healthcare, Inc.*	400	23,328
Mylan N.V.*	10,680	407,122
Omeros Corp.*	2,815	31,415
OraSure Technologies, Inc.*	1,740	13,868
Orthofix International NV*	200	8,554
Owens & Minor, Inc.	440	15,281
Penumbra, Inc.*	240	18,238
Pfizer, Inc.	16,347	553,673
PRA Health Sciences, Inc.*	1,380	77,984
Repligen Corp.*	520	15,699
Shire PLC, ADR	1	194
St. Jude Medical, Inc.	2,540	202,590
TESARO, Inc.*,1	230	23,055
Theravance Biopharma, Inc.*,1	190	6,886
Triple-S Management Corp., Class B*	480	10,526
United Therapeutics Corp.*	4,700	554,976
UnitedHealth Group, Inc.	4,490	628,600
Universal Health Services, Inc., Class B	1,130	139,239
VCA, Inc.*	1,950	136,461
Vertex Pharmaceuticals, Inc.*	600	52,326
Vocera Communications, Inc.*	310	5,239
VWR Corp.*	13,410	380,308
Waters Corp.*	1,210	191,773
WellCare Health Plans, Inc.*	3,645	426,793
Total Health Care		16,267,774
Industrials - 6.9%
A. O. Smith Corp.	3,620	357,620
ABM Industries, Inc.	575	22,827
Acacia Research Corp.	980	6,390
ACCO Brands Corp.*	210	2,024
Air Transport Services Group, Inc.*	360	5,166

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 6.9% (continued)
Argan, Inc.	80	$4,735
Astec Industries, Inc.	320	19,158
Avis Budget Group, Inc.*	15,790	540,176
The Boeing Co.	640	84,314
Brady Corp., Class A	900	31,149
The Brink’s Co.	540	20,023
C.H. Robinson Worldwide, Inc.	1,450	102,167
Carlisle Cos., Inc.	1,400	143,598
Chart Industries, Inc.*	370	12,147
Chicago Bridge & Iron Co., N.V.[1]	6,370	178,551
Cintas Corp.	7,180	808,468
Copa Holdings, S.A., Class A1	590	51,879
Copart, Inc.*	2,430	130,151
Costamare, Inc.	3,050	27,877
Cummins, Inc.	1,530	196,070
Deere & Co.	1,280	109,248
Deluxe Corp.	375	25,058
DigitalGlobe, Inc.*	1,390	38,225
Douglas Dynamics, Inc.	590	18,845
EMCOR Group, Inc.	310	18,482
Energy Recovery, Inc.*,1	1,825	29,164
Equifax, Inc.	1,980	266,468
The ExOne Co.*	350	5,327
Expeditors International of Washington, Inc.	10,970	565,174
GATX Corp.[1]	3,130	139,442
General Dynamics Corp.	3,260	505,822
General Electric Co.	18,610	551,228
Gibraltar Industries, Inc.*	270	10,030
Global Brass & Copper Holdings, Inc.	1,335	38,568
Hawaiian Holdings, Inc.*	1,070	52,002
HEICO Corp.	3,980	275,416
Herman Miller, Inc.	760	21,736
HNI Corp.	910	36,218
Honeywell International, Inc.	7,240	844,112
Hub Group, Inc., Class A*	485	19,769
Illinois Tool Works, Inc.	5,770	691,477
Insperity, Inc.	880	63,923
Insteel Industries, Inc.	2,370	85,889
JetBlue Airways Corp.*	13,750	237,050
John Bean Technologies Corp.	160	11,288
Kelly Services, Inc., Class A	590	11,340
Kennametal, Inc.	2,900	84,158
The KEYW Holding Corp.*	240	2,650
Knoll, Inc.	1,160	26,506
L-3 Communications Holdings, Inc.	2,480	373,810

	Shares	Value
Landstar System, Inc.	1,310	$89,185
Lydall, Inc.*	255	13,038
Masco Corp.	16,250	557,538
MasTec, Inc.*	2,615	77,770
MRC Global, Inc.*	5	82
Mueller Water Products, Inc., Class A	1,415	17,758
National Presto Industries, Inc.[1]	140	12,291
Northrop Grumman Corp.	1,150	246,042
PACCAR, Inc.	990	58,192
Parker Hannifin Corp.	2,300	288,719
Powell Industries, Inc.	160	6,408
Quad/Graphics, Inc.	2,155	57,582
Quanta Services, Inc.*	11,540	323,005
Rockwell Automation, Inc.	4,175	510,770
SkyWest, Inc.	840	22,184
Snap-on, Inc.	1,260	191,470
Spirit AeroSystems Holdings, Inc., Class A*	2,060	91,752
Stanley Black & Decker, Inc.	670	82,397
Supreme Industries, Inc., Class A	745	14,378
Swift Transportation Co.*,1	1,180	25,335
Tetra Tech, Inc.	860	30,504
Trex Co., Inc.*	745	43,746
Tutor Perini Corp.*	1,960	42,081
United Rentals, Inc.*	2,140	167,969
United Technologies Corp.	2,320	235,712
Universal Forest Products, Inc.	525	51,707
Valmont Industries, Inc.	690	92,853
Vectrus, Inc.*	780	11,879
Virgin America, Inc.*,1	90	4,816
Wabash National Corp.*,1	5,760	82,022
Waste Management, Inc.	14,270	909,855
West Corp.	1,630	35,990
YRC Worldwide, Inc.*	1,970	24,270
Total Industrials		12,322,215
Information Technology - 13.7%
2U, Inc.*,1	50	1,915
3D Systems Corp.*,1	1,590	28,541
Accenture PLC, Class A	6,230	761,119
Activision Blizzard, Inc.	9,820	435,026
Advanced Energy Industries, Inc.*	1,250	59,150
Advanced Micro Devices, Inc.*	9,580	66,198
Alarm.com Holdings, Inc.*	1,210	34,921
Alpha & Omega Semiconductor, Ltd.*	220	4,778
Alphabet, Inc., Class A*	3,215	2,585,053
Alphabet, Inc., Class C*	250	194,322
Amdocs, Ltd.	2,960	171,236

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 13.7% (continued)
Amkor Technology, Inc.*	80	$778
Apple, Inc.	24,070	2,721,114
Applied Micro Circuits Corp.*	2,815	19,564
Automatic Data Processing, Inc.	1,040	91,728
Black Knight Financial Services, Inc., Class A*,1	3,770	154,193
Brightcove, Inc.*	1,380	18,009
Cardtronics PLC, Class A*	495	22,077
Care.com, Inc.*	1,545	15,388
CDK Global, Inc.	9,820	563,275
Cirrus Logic, Inc.*	500	26,575
Cisco Systems, Inc.	8,290	262,959
Citrix Systems, Inc.*	12,100	1,031,162
Coherent, Inc.*	15	1,658
CommScope Holding Co., Inc.*	11,510	346,566
CommVault Systems, Inc.*	1,425	75,710
Convergys Corp.	820	24,944
CoreLogic, Inc.*	11,750	460,835
Corning, Inc.	5,130	121,324
Datalink Corp.*	680	7,215
DST Systems, Inc.	640	75,469
Ebix, Inc.[1]	715	40,648
Electronic Arts, Inc.*	6,535	558,089
Exar Corp.*	410	3,817
Fabrinet*	330	14,715
Facebook, Inc., Class A*	22,360	2,868,117
Finisar Corp.*	260	7,748
Five9, Inc.*	1,535	24,069
Gigamon, Inc.*	600	32,880
The Hackett Group, Inc.	1,090	18,007
HP, Inc.	3,350	52,026
Insight Enterprises, Inc.*	390	12,694
Intel Corp.	3,440	129,860
InterDigital, Inc.	755	59,796
Itron, Inc.*	360	20,074
KLA-Tencor Corp.	6,010	418,957
Leidos Holdings, Inc.	12,455	539,052
Liquidity Services, Inc.*	240	2,698
Manhattan Associates, Inc.*	2,290	131,950
ManTech International Corp., Class A	310	11,684
Maxim Integrated Products, Inc.	14,120	563,812
MeetMe, Inc.*,1	5,985	37,107
Mentor Graphics Corp.	770	20,359
Microsemi Corp.*	880	36,942
Microsoft Corp.	32,410	1,866,816
MKS Instruments, Inc.	120	5,968

	Shares	Value
NCR Corp.*	29,960	$964,412
NETGEAR, Inc.*	1,240	75,008
NIC, Inc.	480	11,280
NVIDIA Corp.[1]	4,080	279,562
Oclaro, Inc.*	490	4,190
Paycom Software, Inc.*,1	1,480	74,192
PC Connection, Inc.	460	12,153
Plexus Corp.*	580	27,132
Power Integrations, Inc.	95	5,988
Progress Software Corp.*	70	1,904
Proofpoint, Inc.*	320	23,952
Red Hat, Inc.*	880	71,130
RetailMeNot, Inc.*	420	4,154
Sanmina Corp.*	310	8,826
Science Applications International Corp.	320	22,198
Semtech Corp.*	830	23,016
Shutterstock, Inc.*	60	3,822
Silicon Graphics International Corp.*	3,510	27,027
Stamps.com, Inc.*,1	305	28,826
Symantec Corp.	38,750	972,625
SYNNEX Corp.	80	9,129
Take-Two Interactive Software, Inc.*,1	400	18,032
TE Connectivity, Ltd.	7,960	512,465
Tech Data Corp.*	85	7,200
Teradata Corp.*	8,000	248,000
Texas Instruments, Inc.	12,310	863,916
TTM Technologies, Inc.*	4,340	49,693
Ubiquiti Networks, Inc.*	80	4,280
Ultratech, Inc.*	70	1,616
Vantiv, Inc., Class A*	1,740	97,910
Varonis Systems, Inc.*	590	17,759
Viavi Solutions, Inc.*	30,150	222,808
Visa, Inc., Class A	11,660	964,282
Vishay Intertechnology, Inc.	2,960	41,706
Xactly Corp.*	2,320	34,150
Xilinx, Inc.	5,840	317,346
Yelp, Inc.*	12,020	501,234
Total Information Technology		24,413,610
Materials - 1.6%
Air Products & Chemicals, Inc.	1,930	290,156
AK Steel Holding Corp.*	4,455	21,518
Berry Plastics Group, Inc.*	9,510	417,014
Cabot Corp.	10,190	534,058
The Chemours Co.	2,180	34,880
Cliffs Natural Resources, Inc.*	1,060	6,201
Coeur d’Alene Mines Corp.*	505	5,974

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 1.6% (continued)
The Dow Chemical Co.	5,840	$302,687
E.I. du Pont de Nemours & Co.	11,220	751,403
Greif, Inc., Class A	140	6,943
HB Fuller Co.	305	14,173
Headwaters, Inc.*	565	9,560
Innospec, Inc.	75	4,561
Kronos Worldwide, Inc.[1]	1,160	9,616
Louisiana-Pacific Corp.*	2,225	41,897
Nucor Corp.	4,500	222,525
Olympic Steel, Inc.	480	10,608
PH Glatfelter Co.	350	7,588
Rayonier Advanced Materials, Inc.[1]	1,340	17,916
Ryerson Holding Corp.*	930	10,500
Schnitzer Steel Industries, Inc., Class A	450	9,405
Stepan Co.	300	21,798
Trinseo, S.A.	1,335	75,508
Total Materials		2,826,489
Real Estate - 2.5%
Altisource Portfolio Solutions, S.A.*	660	21,384
Ashford Hospitality Trust, Inc.	2,940	17,317
Boston Properties, Inc.	7,060	962,207
CBL & Associates Properties, Inc.[1]	1,200	14,568
Columbia Property Trust, Inc.	7,270	162,775
Corporate Office Properties Trust	4,940	140,049
DCT Industrial Trust, Inc.	460	22,333
Digital Realty Trust, Inc.[1]	5,100	495,312
DuPont Fabros Technology, Inc.	250	10,312
EastGroup Properties, Inc.	650	47,814
Equity Lifestyle Properties, Inc.	6,560	506,301
Equity Residential	6,180	397,559
Extra Space Storage, Inc.	4,410	350,198
Four Corners Property Trust, Inc.	2,785	59,404
Healthcare Realty Trust, Inc.	310	10,559
Highwoods Properties, Inc.	755	39,351
Hudson Pacific Properties, Inc.	1,635	53,742
Independence Realty Trust, Inc.	1,410	12,690
Lexington Realty Trust	4,430	45,629
The Macerich Co.	2,070	167,401
NexPoint Residential Trust, Inc.	2,255	44,333
Piedmont Office Realty Trust, Inc., Class A	15,140	329,598
PS Business Parks, Inc.	360	40,885
Realty Income Corp.	740	49,528
Ryman Hospitality Properties, Inc.[1]	105	5,057
Senior Housing Properties Trust	3,500	79,485
Simon Property Group, Inc.	1,340	277,393

	Shares	Value
Sunstone Hotel Investors, Inc.	1,043	$13,336
Tanger Factory Outlet Centers, Inc.	2,120	82,595
Urban Edge Properties	815	22,934
Washington Real Estate Investment Trust	690	21,473
Total Real Estate		4,503,522
Telecommunication Services - 1.3%
AT&T, Inc.	19,820	804,890
CenturyLink, Inc.	10,920	299,536
Cincinnati Bell, Inc.*	190	775
IDT Corp., Class B	1,895	32,670
Sprint Corp.*,1	8,280	54,896
TiVo Corp.*	200	3,896
Verizon Communications, Inc.	21,670	1,126,407
Total Telecommunication Services		2,323,070
Utilities - 1.3%
ALLETE, Inc.	40	2,385
American Water Works Co, Inc.	3,905	292,250
Atmos Energy Corp.	2,580	192,133
Avista Corp.	300	12,537
CenterPoint Energy, Inc.	8,355	194,087
Chesapeake Utilities Corp.	200	12,212
Connecticut Water Service, Inc.	280	13,924
Consolidated Edison, Inc.	2,240	168,672
Duke Energy Corp.	2,170	173,687
Edison International	2,100	151,725
Eversource Energy	1,170	63,391
IDACORP, Inc.	230	18,004
Middlesex Water Co.	225	7,929
New Jersey Resources Corp.	90	2,957
Northwest Natural Gas Co.	330	19,836
OGE Energy Corp.	2,170	68,615
ONE Gas, Inc.	40	2,474
Ormat Technologies, Inc.	955	46,232
Otter Tail Corp.	390	13,490
Pinnacle West Capital Corp.	1,810	137,542
PPL Corp.	6,910	238,879
SJW Corp.	220	9,610
Vectren Corp.	5,985	300,447
WGL Holdings, Inc.	430	26,961
Xcel Energy, Inc.	1,150	47,311
Total Utilities		2,217,290
Total Common Stocks (cost $99,357,024)		105,905,526
Rights - 0.0%#
DYAX Corp. (Healthcare)*,14 (cost $0)	670	7

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Corporate Bonds and Notes - 4.0%
Financials - 0.8%
The Toronto-Dominion Bank, Series MTN, 2.250%, 11/05/19	$70,000	$71,445
US Bancorp, MTN, 2.200%, 04/25/19	175,000	178,655
Visa, Inc., 2.200%, 12/14/20	220,000	225,758
Wells Fargo & Co.,
2.500%, 03/04/21	545,000	553,292
2.625%, 12/15/16	95,000	95,305
MTN, 1.400%, 09/08/17	305,000	304,950
Total Financials		1,429,405
Industrials - 2.6%
3M Co., Series MTN, 2.000%, 06/26/22	130,000	132,157
Altria Group, Inc., 2.625%, 01/14/20	200,000	207,059
The Boeing Co., 2.350%, 10/30/21	254,000	262,595
Burlington Northern Santa Fe LLC, 4.700%, 10/01/19	65,000	71,465
Caterpillar Financial Services Corp., MTN, 1.000%, 11/25/16	55,000	55,013
Cisco Systems, Inc., 1.400%, 02/28/18	200,000	200,814
Colgate-Palmolive Co., MTN, 1.750%, 03/15/19	105,000	106,645
Exxon Mobil Corp., 1.708%, 03/01/19	95,000	96,047
General Electric Co.,
2.900%, 01/09/17	115,000	115,596
5.250%, 12/06/17	340,000	356,451
MTN, Series A, 6.750%, 03/15/32	45,000	63,342
The Home Depot, Inc., 2.250%, 09/10/18	210,000	214,629
Johnson & Johnson,
0.700%, 11/28/16	70,000	70,005
5.150%, 07/15/18	90,000	96,449
Lockheed Martin Corp., 1.850%, 11/23/18	70,000	70,876
McDonald’s Corp.,
MTN, 5.350%, 03/01/18	195,000	205,827
MTN, 6.300%, 10/15/37	135,000	179,082
Medtronic, Inc., 0.875%, 02/27/17	45,000	44,986
PepsiCo, Inc., Series 1, 1.000%, 10/13/17	135,000	135,045
Pfizer, Inc., 6.200%, 03/15/19	120,000	133,689
Philip Morris International, Inc., 1.625%, 03/20/17[1]	330,000	331,234
Tyson Foods, Inc., 2.650%, 08/15/19	200,000	205,216
Union Pacific Corp., 3.646%, 02/15/24	155,000	169,467

	Principal Amount	Value
United Parcel Service, Inc., 6.200%, 01/15/38	$210,000	$300,232
Verizon Communications, Inc., 2.625%, 02/21/20	388,000	399,346
Wal-Mart Stores, Inc., 6.500%, 08/15/37	245,000	361,981
Total Industrials		4,585,248
Telecommunication Services - 0.2%
AT&T, Inc., 5.200%, 03/15/20	345,000	382,834
Utilities - 0.4%
BP Capital Markets PLC, 1.676%, 05/03/19	225,000	225,955
Consolidated Edison Co. of New York, Inc., Series 08-B, 6.750%, 04/01/38	105,000	151,421
Dominion Resources, Inc., 4.450%, 03/15/21	75,000	82,537
Georgia Power Co., 5.400%, 06/01/40	65,000	79,749
Shell International Finance BV, 1.875%, 05/10/21	130,000	130,223
TransCanada PipeLines, Ltd., 3.800%, 10/01/20	100,000	107,168
Total Utilities		777,053
Total Corporate Bonds and Notes (cost $6,996,968)		7,174,540
U.S. Government and Agency Obligations - 35.7%
Federal Home Loan Mortgage Corporation - 13.9%
FHLMC, 1.375%, 05/01/20[1]	165,000	166,878
FHLMC Gold Pool,
2.500%, 07/01/28 to 09/01/46	1,534,766	1,572,580
3.000%, 01/01/29 to 09/01/46	6,453,662	6,732,522
3.500%, 03/01/42 to 03/01/46	7,398,464	7,807,645
4.000%, 08/01/43 to 11/01/45	5,516,087	5,919,156
4.500%, 02/01/39 to 04/01/44	1,260,309	1,381,388
5.000%, 07/01/35 to 07/01/41	989,173	1,100,472
5.500%, 04/01/38 to 01/01/39	59,474	67,535
Total Federal Home Loan Mortgage Corporation		24,748,176
Federal National Mortgage Association - 4.1%
FNMA,
0.875%, 12/20/17 to 05/21/18	1,030,000	1,031,154
1.875%, 02/19/19	440,000	449,987
2.000%, 01/01/30	67,493	68,436
2.500%, 04/01/28 to 05/01/43	1,257,816	1,279,210
2.625%, 09/06/24	305,000	326,861
3.000%, 03/01/42 to 08/01/43	683,004	711,488
3.500%, 11/01/25 to 07/01/43	649,139	686,707

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 4.1% (continued)
4.000%, 12/01/21 to 11/01/44	$773,157	$831,112
4.500%, 06/01/39 to 09/01/43	1,049,707	1,152,055
5.000%, 09/01/33 to 10/01/41	422,032	470,107
5.500%, 02/01/35 to 05/01/39	212,432	240,509
Total Federal National Mortgage Association		7,247,626
U.S. Treasury Obligations - 17.7%
U.S. Treasury Bonds,
2.750%, 08/15/42	4,600,000	5,014,451
3.000%, 11/15/45	1,105,000	1,261,211
3.125%, 11/15/41	1,445,000	1,682,578
U.S. Treasury Notes,
0.875%, 07/15/18 to 07/31/19	2,865,000	2,868,564
1.000%, 09/30/19	775,000	777,452
1.125%, 07/31/21	1,200,000	1,198,406
1.375%, 05/31/20 to 08/31/20	1,205,000	1,220,027
1.500%, 02/28/19 to 01/31/22	3,855,000	3,909,329
1.625%, 07/31/20 to 05/15/26	1,215,000	1,237,630
1.875%, 11/30/21	2,860,000	2,954,514
2.250%, 11/15/24 to 11/15/25	5,520,000	5,828,906
2.500%, 05/15/24	3,350,000	3,600,268
Total U.S. Treasury Obligations		31,553,336
Total U.S. Government and Agency Obligations (cost $62,047,288)		63,549,138

	Principal Amount	Value
Short-Term Investments - 2.5%
Repurchase Agreements - 1.6%[2]
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540% total to be received $1,000,045 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $1,020,000)	$1,000,000	$1,000,000
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.520% total to be received $796,097 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 10/13/16 - 09/09/49, totaling $811,984)	796,063	796,063
State of Wisconsin Investment Board, dated 09/30/16, due 10/03/16, 0.600% total to be received $1,000,050 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.375%, 04/15/18 - 09/09/49, totaling $1,020,048)	1,000,000	1,000,000
Total Repurchase Agreements		2,796,063

	Shares
Other Investment Companies - 0.9%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	1,668,479	1,668,479
Total Short-Term Investments (cost $4,464,542)		4,464,542
Total Investments - 101.7% (cost $172,865,822)		181,093,753
Other Assets, less Liabilities - (1.7)%		(3,078,293)
Net Assets - 100.0%		$178,015,460

AMG Chicago Equity Partners Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Shares	Value
Common Stocks - 102.1%
Consumer Discretionary - 7.3%
AMC Entertainment Holdings, Inc., Class A	750	$23,318
American Eagle Outfitters, Inc.[1]	4,200	75,012
America’s Car-Mart, Inc.*	950	34,570
Big 5 Sporting Goods Corp.	3,550	48,351
Callaway Golf Co.	2,470	28,677
The Children’s Place, Inc.	440	35,143
Cooper-Standard Holding, Inc.*	360	35,568
Dana Inc.	2,630	41,002
Entercom Communications Corp., Class A	890	11,517
The Finish Line, Inc., Class A	1,060	24,465
Hibbett Sports, Inc.*,1	330	13,167
Interval Leisure Group, Inc.	1,970	33,825
Intrawest Resorts Holdings, Inc.*	3,890	63,096
JAKKS Pacific, Inc.*	1,450	12,528
Johnson Outdoors, Inc., Class A	750	27,278
Marriott Vacations Worldwide Corp.	1,090	79,919
Perry Ellis International, Inc.*	2,950	56,876
Sonic Automotive, Inc., Class A	4,300	80,840
Spartan Motors, Inc.	3,800	36,404
Tower International, Inc.	1,080	26,028
TRI Pointe Homes, Inc.*	1,280	16,870
West Marine, Inc.*	1,090	9,014
Wolverine World Wide, Inc.	2,770	63,793
Total Consumer Discretionary		877,261
Consumer Staples - 3.1%
The Andersons, Inc.	800	28,944
Avon Products, Inc.	3,730	21,112
Central Garden and Pet Co., Class A*	820	20,336
Fresh Del Monte Produce, Inc.	1,795	107,520
Ingles Markets, Inc., Class A	10	395
Nature’s Sunshine Products, Inc.	490	7,840
Sanderson Farms, Inc.[1]	250	24,082
SpartanNash Co.	3,060	88,495
United Natural Foods, Inc.*	710	28,428
Universal Corp.	810	47,158
Total Consumer Staples		374,310
Energy - 5.5%
Delek US Holdings, Inc.	470	8,126
Denbury Resources, Inc.*	4,390	14,180
Fairmount Santrol Holdings, Inc.*	1,300	11,024
Green Plains, Inc.	540	14,148
Jones Energy, Inc., Class A*	6,770	24,101

	Shares	Value
Matrix Service Co.*	2,740	$51,402
McDermott International, Inc.*,1	34,560	173,146
Navios Maritime Acquisition Corp.	19,790	26,716
Oasis Petroleum, Inc.*	8,690	99,674
Oil States International, Inc.*	2,030	64,087
Pacific Ethanol, Inc.*,1	8,460	58,459
Parsley Energy, Inc., Class A*	560	18,766
RSP Permian, Inc.*	1,870	72,519
Sanchez Energy Corp.*	3,340	29,526
Total Energy		665,874
Financials - 34.9%
1st Source Corp.	1,500	53,542
Access National Corp.	980	23,422
Apollo Commercial Real Estate Finance, Inc.	4	64
Argo Group International Holdings, Ltd.	450	25,389
Arrow Financial Corp.	464	15,217
Ashford Hospitality Trust, Inc.	13,750	80,988
Banc of California, Inc.	830	14,492
BancFirst Corp.	190	13,777
Banco Latinoamericano de Comercio Exterior, S.A., Class E	2,800	78,904
Cathay General Bancorp	6,050	186,219
CenterState Banks, Inc.	7,150	126,770
Central Pacific Financial Corp.	2,500	62,975
Central Valley Community Bancorp	1,210	19,191
Chemical Financial Corp.	820	36,187
Community Bank System, Inc.	1,700	81,787
CommunityOne Bancorp*	700	9,688
CYS Investments, Inc.	6,220	54,238
Donegal Group, Inc., Class A	790	12,727
Enova International, Inc.*	5,860	56,725
Enterprise Financial Services Corp.	1,180	36,875
EZCORP, Inc., Class A*	3,290	36,387
Farmers National Banc Corp.	1,710	18,434
Federal Agricultural Mortgage Corp., Class C	1,500	59,250
Fifth Street Asset Management, Inc.	1,250	6,888
First American Financial Corp.	4,100	161,048
First Community Bancshares, Inc.	700	17,360
First Defiance Financial Corp.	1,190	53,122
First Financial Bancorp	2,050	44,772
First Financial Corp/IN	850	34,578
FirstCash, Inc.	1,814	85,403
Fulton Financial Corp.	5,660	82,183
Genworth Financial, Inc., Class A*,1	29,062	144,148

AMG Chicago Equity Partners Small Cap Value Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 34.9% (continued)
Great Western Bancorp, Inc.	4,670	$155,604
Hancock Holding Co.	3,660	118,694
Highwoods Properties, Inc.	3,570	186,068
Hudson Pacific Properties, Inc.	5,820	191,303
Impac Mortgage Holdings, Inc.*	850	11,212
Independent Bank Corp.	2,780	46,787
Independent Bank Corp./MA	1,920	103,853
INTL. FCStone, Inc.*	2,850	110,722
LCNB Corp.	500	9,110
Marlin Business Services Corp.	640	12,403
Meta Financial Group, Inc.	1,260	76,369
MGIC Investment Corp.*	8,890	71,120
MTGE Investment Corp.	6,870	118,095
National Interstate Corp.	770	25,048
New Residential Investment Corp.	5,415	74,781
Old Second Bancorp, Inc.	1,640	13,628
PennyMac Financial Services, Inc., Class A*	1,690	28,747
Preferred Bank	2,040	72,930
Primerica, Inc.[1]	1,770	93,863
PrivateBancorp, Inc.	1,100	50,512
PS Business Parks, Inc.	265	30,096
QCR Holdings, Inc.	770	24,440
Regional Management Corp.*	2,220	48,063
Republic Bancorp, Inc., Class A	530	16,472
Safety Insurance Group, Inc.	380	25,544
Southern National Bancorp of Virginia, Inc.[1]	670	8,744
State Bank Financial Corp.	2,620	59,788
Stock Yards Bancorp, Inc.	800	26,368
Sunstone Hotel Investors, Inc.	5,289	67,641
Trustmark Corp.	440	12,126
UMB Financial Corp.	3,240	192,618
Universal Insurance Holdings, Inc.	6,240	157,248
Walker & Dunlop, Inc.*	4,280	108,113
Wintrust Financial Corp.	2,170	120,587
Total Financials		4,201,447
Health Care - 5.4%
Aratana Therapeutics, Inc.*	950	8,892
Array BioPharma, Inc.*,1	14,010	94,568
Exelixis, Inc.*,1	4,610	58,962
Halyard Health, Inc.*	3,870	134,134
Healthways, Inc.*	850	22,491
ICU Medical, Inc.*	180	22,748
Immunomedics, Inc.*	3,290	10,692

	Shares	Value
Innoviva, Inc.[1]	7,180	$78,908
Magellan Health, Inc.*	1,090	58,566
Molina Healthcare, Inc.*	450	26,244
Omeros Corp.*	3,220	35,935
Owens & Minor, Inc.	600	20,838
Triple-S Management Corp., Class B*	2,210	48,465
Vocera Communications, Inc.*	1,600	27,040
Total Health Care		648,483
Industrials - 16.8%
ABM Industries, Inc.	2,775	110,167
Acacia Research Corp.	4,970	32,404
ACCO Brands Corp.*	1,140	10,990
Air Transport Services Group, Inc.*	1,940	27,839
ArcBest Corp.	10	190
Astec Industries, Inc.	1,560	93,397
Brady Corp., Class A	1,270	43,955
Chart Industries, Inc.*	1,840	60,407
Costamare, Inc.	8,960	81,894
Deluxe Corp.	750	50,115
DigitalGlobe, Inc.*	4,080	112,200
EMCOR Group, Inc.	1,510	90,026
The ExOne Co.*	1,800	27,396
GATX Corp.[1]	1,210	53,906
Global Brass & Copper Holdings, Inc.	1,560	45,068
Insteel Industries, Inc.	2,420	87,701
Kelly Services, Inc., Class A	2,930	56,315
Kennametal, Inc.	1,910	55,428
The KEYW Holding Corp.*	900	9,936
MasTec, Inc.*	1,000	29,740
National Presto Industries, Inc.	680	59,697
Powell Industries, Inc.	790	31,640
Quad/Graphics, Inc.	3,290	87,909
SkyWest, Inc.	4,180	110,394
Tetra Tech, Inc.	4,160	147,555
Tutor Perini Corp.*	3,240	69,563
Universal Forest Products, Inc.	865	85,194
Vectrus, Inc.*	810	12,336
Wabash National Corp.*,1	8,990	128,018
West Corp.	4,180	92,294
YRC Worldwide, Inc.*	9,500	117,040
Total Industrials		2,020,714
Information Technology - 10.8%
Advanced Energy Industries, Inc.*	1,030	48,740
Advanced Micro Devices, Inc.*	14,900	102,959

AMG Chicago Equity Partners Small Cap Value Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 10.8% (continued)
Alpha & Omega Semiconductor, Ltd.*	440	$9,557
Amkor Technology, Inc.*	550	5,346
Care.com, Inc.*	2,670	26,593
Comtech Telecommunications Corp.	10	128
Convergys Corp.	1,110	33,766
Datalink Corp.*	3,280	34,801
Exar Corp.*	2,140	19,923
Finisar Corp.*	1,320	39,336
Insight Enterprises, Inc.*	1,930	62,822
Liquidity Services, Inc.*	1,300	14,612
ManTech International Corp., Class A	1,420	53,520
MeetMe, Inc.*	6,830	42,346
Mentor Graphics Corp.	3,800	100,472
MKS Instruments, Inc.	620	30,833
NETGEAR, Inc.*	2,760	166,952
PC Connection, Inc.	2,300	60,766
Plexus Corp.*	1,440	67,363
Progress Software Corp.*	370	10,064
RetailMeNot, Inc.*	2,180	21,560
Sanmina Corp.*	1,560	44,413
SYNNEX Corp.	390	44,503
Tech Data Corp.*	430	36,425
TiVo Corp.*	1,020	19,870
TTM Technologies, Inc.*	7,590	86,906
Ultratech, Inc.*	390	9,001
Vishay Intertechnology, Inc.	7,320	103,139
Zedge, Inc., Class B*	1	3
Total Information Technology		1,296,719
Materials - 4.7%
AK Steel Holding Corp.*,1	18,290	88,341
The Chemours Co.	3,020	48,320
Cliffs Natural Resources, Inc.*,1	5,520	32,292
Greif, Inc., Class A	710	35,209
Innospec, Inc.	390	23,716
Kronos Worldwide, Inc.[1]	5,790	47,999
Olympic Steel, Inc.	2,400	53,040
PH Glatfelter Co.	1,600	34,688
Rayonier Advanced Materials, Inc.[1]	370	4,947
Ryerson Holding Corp.*,1	3,900	44,031
Schnitzer Steel Industries, Inc., Class A	2,340	48,906
Stepan Co.	1,395	101,361
Total Materials		562,850

	Shares	Value
Real Estate - 6.4%
CBL & Associates Properties, Inc.[1]	5,900	$71,626
DCT Industrial Trust, Inc.	2,200	106,810
Four Corners Property Trust, Inc.	4,930	105,157
Healthcare Realty Trust, Inc.	1,570	53,474
Independence Realty Trust, Inc.	7,020	63,180
Lexington Realty Trust	21,130	217,666
NexPoint Residential Trust, Inc.	5,490	107,933
Washington Real Estate Investment Trust	1,200	37,344
Total Real Estate		763,190
Telecommunication Services - 0.4%
Cincinnati Bell, Inc.*	1,220	4,978
IDT Corp., Class B	2,550	43,962
Total Telecommunication Services		48,940
Utilities - 6.8%
ALLETE, Inc.	220	13,116
Avista Corp.	1,410	58,924
Chesapeake Utilities Corp.	940	57,396
Connecticut Water Service, Inc.	1,290	64,152
IDACORP, Inc.	1,130	88,456
Middlesex Water Co.	1,120	39,469
New Jersey Resources Corp.	500	16,430
Northwest Natural Gas Co.	1,580	94,974
ONE Gas, Inc.	200	12,368
Ormat Technologies, Inc.	2,530	122,477
Otter Tail Corp.	1,970	68,142
SJW Corp.	1,080	47,174
WGL Holdings, Inc.	2,070	129,789
Total Utilities		812,867
Total Common Stocks (cost $11,204,149)		12,272,655

AMG Chicago Equity Partners Small Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 6.4%
Repurchase Agreements - 6.2%[2]
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540% total to be received $749,582 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $764,539)	$749,548	$749,548

	Shares	Value
Other Investment Companies - 0.2%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	22,397	$22,397
Total Short-Term Investments (cost $771,945)		771,945
Total Investments - 108.5% (cost $11,976,094)		13,044,600
Other Assets, less Liabilities - (8.5)%		(1,019,379)
Net Assets - 100.0%		$12,025,221

AMG Managers High Yield Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Principal Amount	Value
Corporate Bonds and Notes - 92.0%
Financials - 6.0%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust, 4.625%, 10/30/20	$125,000	$131,562
Aircastle, Ltd., Series, 5.000%, 04/01/23	70,000	73,500
Ally Financial, Inc.,
4.250%, 04/15/21	50,000	51,062
4.625%, 05/19/22	80,000	82,600
4.625%, 03/30/25	110,000	113,162
5.125%, 09/30/24	35,000	37,187
5.750%, 11/20/25	40,000	42,000
Bank of America Corp., Series K, 8.000%, 07/29/49[5]	165,000	168,506
Care Capital Properties LP, 5.125%, 08/15/26 (a)	30,000	30,053
Chinos Intermediate Holdings A, Inc., (7.750% Cash or 8.500% PIK), 7.750%, 05/01/19 (a)[6]	62,550	23,769
Cogent Communications Finance, Inc., 5.625%, 04/15/21 (a)	90,000	91,575
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.250%, 10/15/23	100,000	105,449
Corrections Corp. of America, 4.625%, 05/01/23	110,000	97,075
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
5.450%, 06/15/23 (a)	45,000	48,282
6.020%, 06/15/26 (a)	40,000	43,932
Double Eagle Acquisition Sub, Inc., 7.500%, 10/01/24 (a)	40,000	40,850
Equinix, Inc.,
5.375%, 01/01/22	25,000	26,562
5.750%, 01/01/25	5,000	5,338
5.875%, 01/15/26	40,000	43,100
International Lease Finance Corp., 5.875%, 04/01/19	85,000	91,269
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.500%, 09/01/26 (a)	25,000	25,125
Newfield Exploration Co., 5.750%, 01/30/22	65,000	67,438
Serta Simmons Bedding LLC, 8.125%, 10/01/20 (a)	130,000	136,094
Total Financials		1,575,490
Industrials - 85.1%
1011778 BC ULC / New Red Finance, Inc., 6.000%, 04/01/22 (a)	45,000	47,250
21st Century Oncology, Inc., 11.000%, 05/01/23 (a)	65,040	55,690
ACCO Brands Corp., 6.750%, 04/30/20[1]	60,000	63,600
Adient Global Holdings, Ltd., 4.875%, 08/15/26 (a)	35,000	35,131
The ADT Corp., 3.500%, 07/15/22	80,000	77,400
AECOM,
5.750%, 10/15/22	20,000	21,106
5.875%, 10/15/24	25,000	26,812
Air Medical Merger Sub Corp., 6.375%, 05/15/23 (a)	70,000	68,075

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
Alberta Energy Co., Ltd.,
7.375%, 11/01/31	$5,000	$5,521
8.125%, 09/15/30	10,000	11,832
Alere, Inc.,
6.375%, 07/01/23 (a)	30,000	30,750
6.500%, 06/15/20	20,000	20,100
Allegion PLC, 5.875%, 09/15/23	15,000	16,237
Allegion US Holding Co., Inc., 5.750%, 10/01/21	30,000	31,387
Altice Luxembourg, S.A., 7.750%, 05/15/22 (a)	200,000	214,250
AMC Entertainment, Inc., 5.750%, 06/15/25	60,000	60,900
AMC Networks, Inc., 5.000%, 04/01/24	105,000	106,050
American Axle & Manufacturing, Inc.,
6.250%, 03/15/21[1]	25,000	26,188
6.625%, 10/15/22[1]	55,000	58,437
Amkor Technology, Inc.,
6.375%, 10/01/22[1]	85,000	88,081
6.625%, 06/01/21[1]	60,000	62,025
Anixter, Inc., 5.500%, 03/01/23	80,000	84,100
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 09/15/24 (a)	20,000	20,300
Antero Resources Corp.,
5.125%, 12/01/22	20,000	20,250
5.375%, 11/01/21	40,000	40,650
6.000%, 12/01/20	15,000	15,539
Apex Tool Group LLC, 7.000%, 02/01/21 (a)	30,000	28,838
Argos Merger Sub, Inc., 7.125%, 03/15/23 (a)[1]	145,000	152,250
Ashland, Inc.,
4.750%, 08/15/22 (b)	95,000	99,156
6.875%, 05/15/43	50,000	54,750
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/01/17[1]	15,000	14,212
Avaya, Inc., 7.000%, 04/01/19 (a)[1]	70,000	51,975
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
5.125%, 06/01/22 (a)[1]	30,000	30,206
5.500%, 04/01/23[1]	60,000	60,750
6.375%, 04/01/24 (a)	40,000	41,000
Belden, Inc., 5.500%, 09/01/22 (a)	85,000	89,038
Berry Plastics Corp., 6.000%, 10/15/22	20,000	21,200
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (a)[1]	80,000	78,600
Boardwalk Pipelines L.P., 5.950%, 06/01/26	15,000	16,614
Boise Cascade Co., 5.625%, 09/01/24 (a)	10,000	10,200
Bombardier, Inc., 7.500%, 03/15/25 (a)	105,000	97,256

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
Boyd Gaming Corp., 6.375%, 04/01/26 (a)	$50,000	$53,875
Bumble Bee Holding, Inc., 9.000%, 12/15/17 (a)	110,000	110,825
Caesars Entertainment Operating Co., Inc.,
8.500%, 02/15/20[4,8]	125,000	131,250
9.000%, 02/15/20[4,8]	295,000	306,431
11.250%, 06/01/17[4,8]	115,000	119,025
Carrizo Oil & Gas, Inc., 6.250%, 04/15/23[1]	20,000	19,900
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.125%, 05/01/23 (a)	40,000	41,850
5.375%, 05/01/25 (a)	30,000	31,538
5.500%, 05/01/26 (a)	55,000	57,475
5.750%, 02/15/26 (a)	255,000	270,938
5.875%, 04/01/24 (a)	90,000	96,246
Central Garden & Pet Co., 6.125%, 11/15/23	50,000	53,750
CenturyLink, Inc., Series W, 6.750%, 12/01/23	160,000	167,000
The Chemours Co.,
6.625%, 05/15/23[1]	50,000	49,000
7.000%, 05/15/25	20,000	19,750
Chesapeake Energy Corp.,
6.875%, 11/15/20	15,000	14,100
8.000%, 12/15/22 (a)[1]	102,000	103,658
Cinemark USA, Inc., 4.875%, 06/01/23	65,000	65,650
Claire’s Stores, Inc., 9.000%, 03/15/19 (a)	145,000	80,475
Clean Harbors, Inc.,
5.125%, 06/01/21	25,000	25,688
5.250%, 08/01/20	100,000	102,800
Clear Channel Worldwide Holdings, Inc.,
Series A, 6.500%, 11/15/22	85,000	86,062
Series B, 6.500%, 11/15/22	225,000	235,406
Series A, 7.625%, 03/15/20	55,000	53,075
Series B, 7.625%, 03/15/20	155,000	154,419
CNH Industrial Capital LLC,
4.375%, 11/06/20[1]	35,000	36,662
4.875%, 04/01/21[1]	65,000	69,225
Cogent Communications Group, Inc., 5.375%, 03/01/22 (a)	70,000	72,450
CommScope Technologies Finance LLC, 6.000%, 06/15/25 (a)	75,000	80,344
CommScope, Inc., 5.500%, 06/15/24 (a)	35,000	36,881
Continental Resources, Inc., 4.500%, 04/15/23	75,000	72,375
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.125%, 03/01/22	10,000	10,150

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.250%, 04/01/23	$35,000	$35,612
CSI Compressco L.P. / Compressco Finance, Inc., 7.250%, 08/15/22	20,000	19,000
Dana Holding Corp.,
5.500%, 12/15/24	55,000	56,375
6.000%, 09/15/23	95,000	99,275
DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	70,000	70,438
Denbury Resources, Inc.,
4.625%, 07/15/23	55,000	36,850
5.500%, 05/01/22[1]	95,000	68,638
DISH DBS Corp.,
5.000%, 03/15/23	170,000	165,750
5.875%, 07/15/22	125,000	128,779
5.875%, 11/15/24	245,000	242,856
6.750%, 06/01/21	30,000	32,475
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 06/15/21 (a)	155,000	144,538
Encana Corp.,
6.625%, 08/15/37	25,000	26,274
7.200%, 11/01/31	15,000	16,688
Energizer Holdings, Inc., 5.500%, 06/15/25 (a)	65,000	67,112
EnLink Midstream Partners L.P., 4.400%, 04/01/24	45,000	44,012
Entegris, Inc., 6.000%, 04/01/22 (a)	90,000	93,488
EP Energy LLC / Everest Acquisition Finance, Inc.,
7.750%, 09/01/22	65,000	39,000
9.375%, 05/01/20	105,000	74,812
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 05/01/20	70,000	58,450
First Data Corp.,
5.375%, 08/15/23 (a)	162,000	167,265
5.750%, 01/15/24 (a)	325,000	335,156
7.000%, 12/01/23 (a)	33,000	34,980
Freeport-McMoRan Copper & Gold, Inc., 3.550%, 03/01/22[1]	10,000	9,150
Freeport-McMoRan, Inc., 4.550%, 11/14/24	15,000	13,669
Frontier Communications Corp.,
10.500%, 09/15/22	50,000	53,188
11.000%, 09/15/25	150,000	157,125
Gardner Denver, Inc., 6.875%, 08/15/21 (a)[1]	40,000	37,700
Gates Global LLC / Gates Global Co., 6.000%, 07/15/22 (a)	40,000	38,200
GCI, Inc., 6.750%, 06/01/21[1]	50,000	51,612
GCP Applied Technologies, Inc., 9.500%, 02/01/23 (a)	35,000	40,073
General Cable Corp., 5.750%, 10/01/22 (b)	85,000	81,175
General Motors Co., 4.875%, 10/02/23	65,000	70,527

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
The Geo Group, Inc.,
5.875%, 01/15/22[1]	$110,000	$99,550
6.000%, 04/15/26[1]	25,000	21,375
The Goodyear Tire & Rubber Co.,
5.000%, 05/31/26	20,000	20,625
5.125%, 11/15/23	25,000	26,188
Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	120,000	118,200
H&E Equipment Services, Inc., 7.000%, 09/01/22[1]	90,000	95,400
Halcon Resources Corp., 8.625%, 02/01/20 (a)	20,000	20,150
Hanesbrands, Inc.,
4.625%, 05/15/24 (a)	25,000	25,781
4.875%, 05/15/26 (a)	25,000	25,688
HCA, Inc.,
5.250%, 06/15/26	45,000	47,925
5.375%, 02/01/25	230,000	237,762
5.875%, 02/15/26	210,000	224,175
7.500%, 02/15/22	280,000	322,000
HD Supply, Inc., 5.750%, 04/15/24 (a)	55,000	57,888
HealthSouth Corp.,
5.750%, 11/01/24	30,000	31,219
5.750%, 09/15/25	55,000	57,612
Herc Rentals, Inc., 7.750%, 06/01/24 (a)	95,000	97,850
The Hertz Corp.,
5.500%, 10/15/24 (a)[1]	35,000	34,956
6.250%, 10/15/22[1]	100,000	103,500
7.375%, 01/15/21	80,000	83,300
Hexion, Inc.,
6.625%, 04/15/20	145,000	128,325
8.875%, 02/01/18	80,000	76,600
Hiland Partners, L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20 (a)	55,000	56,994
The Hillman Group, Inc., 6.375%, 07/15/22 (a)[1]	70,000	65,975
Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (a)	55,000	58,976
Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (a)	15,000	15,375
HRG Group, Inc., 7.750%, 01/15/22[1]	40,000	41,650
Hughes Satellite Systems Corp.,
5.250%, 08/01/26 (a)	20,000	19,800
6.625%, 08/01/26 (a)	10,000	9,675
Huntsman International LLC, 5.125%, 11/15/22	130,000	135,850
iHeartCommunications, Inc., 9.000%, 03/01/21	105,000	78,619
INEOS Group Holdings, S.A., 5.625%, 08/01/24 (a)[1]	200,000	196,750

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.250%, 08/01/22 (a)	$60,000	$52,500
Infor Software Parent LLC / Infor Software Parent, Inc., (7.125% Cash or 7.875% PIK), 7.125%, 05/01/21 (a)[6]	95,000	92,625
Infor US, Inc., 6.500%, 05/15/22	165,000	167,888
Informatica LLC, 7.125%, 07/15/23 (a)	90,000	84,600
Intelsat Jackson Holdings S.A.,
5.500%, 08/01/23	110,000	76,725
7.250%, 04/01/19	40,000	32,375
7.250%, 10/15/20	315,000	245,700
7.500%, 04/01/21	35,000	26,600
Intelsat Luxembourg, S.A., 7.750%, 06/01/21	65,000	22,100
International Game Technology PLC, 6.500%, 02/15/25 (a)	200,000	216,500
Interval Acquisition Corp., 5.625%, 04/15/23	65,000	67,438
inVentiv Health, Inc.,
9.000%, 01/15/18 (a)	105,000	108,019
10.000%, 08/15/18 (b)	35,000	35,088
inVentiv Health, Inc., (10.000% Cash or 12.000% PIK), 10.000%, 08/15/18 (a)[6]	53,595	55,093
J.C. Penney Corp., Inc., 6.375%, 10/15/36	90,000	77,850
Jack Cooper Holdings Corp., 9.250%, 06/01/20 (b)	120,000	82,200
James Hardie International Finance, Ltd., 5.875%, 02/15/23 (a)	20,000	21,300
JCH Parent, Inc., (10.500% Cash or 11.250% PIK), 10.500%, 03/15/19 (a)[6]	49,123	13,018
Kindred Healthcare, Inc., 8.750%, 01/15/23	95,000	95,356
Kinetic Concepts, Inc. / KCI USA, Inc.,
7.875%, 02/15/21 (a)	30,000	32,550
9.625%, 10/01/21 (a)	125,000	125,312
10.500%, 11/01/18 (b)	125,000	131,438
KLX, Inc., 5.875%, 12/01/22 (a)	90,000	93,600
Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	74,000	69,190
L Brands, Inc., 6.750%, 07/01/36	45,000	48,628
Level 3 Communications, Inc., 5.750%, 12/01/22	60,000	62,850
Level 3 Financing, Inc., 5.375%, 05/01/25	95,000	99,394
LSB Industries, Inc., 8.500%, 08/01/19 (b)[1]	104,000	104,910
LTF Merger Sub, Inc., 8.500%, 06/15/23 (a)	70,000	72,450
Magnachip Semiconductor Corp., 6.625%, 07/15/21 (b)	95,000	85,262
Mallinckrodt International Finance, S.A. / Mallinckrodt CB LLC,
4.875%, 04/15/20 (a)[1]	25,000	25,625
5.500%, 04/15/25 (a)	35,000	33,425
5.625%, 10/15/23 (a)	30,000	28,875
MEG Energy Corp.,
6.375%, 01/30/23 (a)	25,000	19,906

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
7.000%, 03/31/24 (a)	$135,000	$107,325
MGM Growth Properties Operating Partnership L.P. / MGP Escrow Co-Issuer, Inc., 5.625%, 05/01/24 (a)	10,000	10,872
MGM Resorts International,
6.000%, 03/15/23[1]	160,000	174,000
7.750%, 03/15/22	210,000	244,125
Micron Technology, Inc.,
5.250%, 01/15/24 (a)	100,000	96,500
7.500%, 09/15/23 (a)	30,000	33,397
Microsemi Corp., 9.125%, 04/15/23 (a)	75,000	85,875
Midcontinent Communications & Midcontinent Finance Corp., 6.875%, 08/15/23 (a)	70,000	74,900
MPLX L.P.,
4.875%, 06/01/25	140,000	144,908
5.500%, 02/15/23	35,000	36,190
Neiman Marcus Group, Ltd. LLC, 8.000%, 10/15/21 (a)[1]	40,000	33,600
Neiman Marcus Group, Ltd. LLC (8.750% Cash or 9.500% PIK), 8.750%, 10/15/21 (a)[1,6]	80,000	63,200
Neptune Finco Corp., 10.875%, 10/15/25 (a)	200,000	234,500
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	120,000	124,950
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22 (a)	65,000	67,356
Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19[8]	35,000	481
Novelis Corp.,
5.875%, 09/30/26 (a)	20,000	20,525
6.250%, 08/15/24 (a)	20,000	21,275
Oasis Petroleum, Inc.,
6.500%, 11/01/21[1]	60,000	57,600
6.875%, 03/15/22[1]	55,000	52,938
6.875%, 01/15/23[1]	25,000	24,000
Omega US Sub LLC, 8.750%, 07/15/23 (a)	75,000	81,938
Oshkosh Corp.,
5.375%, 03/01/22	45,000	47,588
5.375%, 03/01/25	20,000	21,025
Parsley Energy LLC / Parsley Finance Corp., 6.250%, 06/01/24 (a)	5,000	5,188
Plantronics, Inc., 5.500%, 05/31/23 (a)	40,000	41,300
Post Holdings, Inc.,
6.000%, 12/15/22 (a)	20,000	21,200
7.750%, 03/15/24 (a)	100,000	112,500
Quebecor Media, Inc., 5.750%, 01/15/23	170,000	177,437
Quebecor World, Escrow, 6.500%, 08/01/27*,4	165,000	17
Qwest Capital Funding, Inc., 7.750%, 02/15/31	65,000	63,375
Radio Systems Corp., 8.375%, 11/01/19 (a)	105,000	109,659

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
Regal Entertainment Group,
5.750%, 03/15/22	$30,000	$31,050
5.750%, 06/15/23	40,000	40,800
Regency Energy Partners, L.P. / Regency Energy Finance Corp.,
5.500%, 04/15/23	45,000	46,499
5.875%, 03/01/22	20,000	22,078
Reichhold Holdings International B.V.,
12.000%, 03/13/17[4]	54,531	54,531
15.000%, 03/13/17[4]	85,105	85,105
Reichhold LLC, 12.000%, 03/13/17[4]	35,000	35,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.750%, 10/15/20	95,000	98,088
7.000%, 07/15/24 (a)	20,000	21,488
Rite Aid Corp., 6.125%, 04/01/23 (a), (b)	80,000	86,634
Riverbed Technology Inc., 8.875%, 03/01/23 (a)	85,000	91,269
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.125%, 08/15/21 (a)	10,000	10,350
RSI Home Products, Inc., 6.500%, 03/15/23 (a)	105,000	111,300
RSP Permian, Inc., 6.625%, 10/01/22	15,000	15,788
Sabine Pass Liquefaction LLC,
5.000%, 03/15/27 (a)	30,000	30,825
5.625%, 04/15/23 (b)	100,000	107,250
5.750%, 05/15/24	100,000	108,125
Sabre GLBL, Inc.,
5.250%, 11/15/23 (a)	35,000	35,788
5.375%, 04/15/23 (a)	70,000	72,275
Sanchez Energy Corp., 6.125%, 01/15/23[1]	65,000	52,488
SBA Communications Corp., 4.875%, 09/01/24 (a)	50,000	50,500
The Scotts Miracle-Gro Co., 6.000%, 10/15/23 (a)	50,000	53,500
Sensata Technologies BV, 4.875%, 10/15/23 (a)	115,000	120,031
Service Corp. International, 7.500%, 04/01/27	115,000	135,700
SFR Group, S.A., 6.250%, 05/15/24 (a)	200,000	199,440
Sinclair Television Group, Inc.,
5.125%, 02/15/27 (a)	15,000	14,700
6.125%, 10/01/22	105,000	111,300
Sirius XM Radio, Inc.,
5.375%, 04/15/25 (a)	130,000	134,550
5.750%, 08/01/21 (a)[1]	20,000	20,946
6.000%, 07/15/24 (a)	80,000	85,500
Six Flags Entertainment Corp., 4.875%, 07/31/24 (a)	20,000	20,250

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
SM Energy Co.,
5.625%, 06/01/25[1]	$30,000	$28,350
6.125%, 11/15/22[1]	10,000	10,050
6.500%, 01/01/23	10,000	10,150
Sprint Capital Corp.,
6.875%, 11/15/28	15,000	14,156
8.750%, 03/15/32	360,000	369,000
Sprint Corp.,
7.625%, 02/15/25[1]	200,000	199,000
7.875%, 09/15/23	340,000	343,825
SPX FLOW, Inc.,
5.625%, 08/15/24 (a)	15,000	15,262
5.875%, 08/15/26 (a)	20,000	20,275
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
5.125%, 02/01/25 (a)	15,000	15,056
6.750%, 03/15/24	55,000	59,125
TEGNA, Inc.,
4.875%, 09/15/21 (a)	15,000	15,638
5.500%, 09/15/24 (a)	45,000	46,631
Tempur Sealy International, Inc., 5.625%, 10/15/23	90,000	95,175
Tenet Healthcare Corp.,
6.750%, 06/15/23[1]	180,000	167,850
8.125%, 04/01/22	270,000	271,350
Tenneco, Inc., 5.000%, 07/15/26	30,000	30,450
Terex Corp.,
6.000%, 05/15/21	135,000	138,544
6.500%, 04/01/20	60,000	61,800
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.,
5.875%, 10/01/20	58,000	59,812
6.125%, 10/15/21	25,000	26,156
6.250%, 10/15/22	20,000	21,450
6.375%, 05/01/24	20,000	21,550
Time, Inc., 5.750%, 04/15/22 (a)	80,000	78,950
T-Mobile USA, Inc.,
6.500%, 01/15/24	25,000	27,139
6.500%, 01/15/26	65,000	72,150
6.731%, 04/28/22	175,000	184,406
TransDigm, Inc., 6.500%, 05/15/25	80,000	83,600
Triumph Group, Inc., 4.875%, 04/01/21[1]	80,000	77,000
UCI International LLC, 8.625%, 02/15/19[4,8]	115,000	24,725

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
United Rentals North America, Inc.,
5.750%, 11/15/24	$65,000	$67,762
5.875%, 09/15/26	75,000	77,625
6.125%, 06/15/23	40,000	42,150
United States Cellular Corp., 6.700%, 12/15/33	65,000	65,650
Valeant Pharmaceuticals International, Inc.,
5.875%, 05/15/23 (a)	210,000	182,175
6.125%, 04/15/25 (a)	135,000	116,606
7.250%, 07/15/22 (a)	130,000	121,225
7.500%, 07/15/21 (a)	280,000	272,118
Valvoline, Inc., 5.500%, 07/15/24 (a)	5,000	5,250
Versum Materials, Inc., 5.500%, 09/30/24 (a)	10,000	10,300
Vista Outdoor, Inc., 5.875%, 10/01/23 (a)	85,000	89,250
Western Digital Corp.,
7.375%, 04/01/23 (a)	65,000	71,662
10.500%, 04/01/24 (a)	145,000	168,562
Whiting Petroleum Corp.,
5.750%, 03/15/21	65,000	61,100
6.250%, 04/01/23	65,000	59,638
Williams Partners, L.P. / ACMP Finance Corp., 6.125%, 07/15/22	60,000	62,299
Windstream Services LLC,
6.375%, 08/01/23	30,000	27,375
7.500%, 06/01/22[1]	90,000	86,850
7.500%, 04/01/23[1]	15,000	14,400
7.750%, 10/01/21	140,000	140,350
WMG Acquisition Corp.,
5.625%, 04/15/22 (a)	20,000	20,775
6.000%, 01/15/21 (a)	56,000	58,240
WPX Energy, Inc.,
5.250%, 09/15/24[1]	10,000	9,475
6.000%, 01/15/22[1]	15,000	15,047
8.250%, 08/01/23	50,000	54,000
WR Grace & Co., 5.625%, 10/01/24 (a)	10,000	10,912
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (a)[1]	150,000	152,438
XPO Logistics, Inc.,
6.125%, 09/01/23 (a)	15,000	15,412
6.500%, 06/15/22 (a)[1]	80,000	83,600
Zayo Group LLC / Zayo Capital, Inc.,
6.000%, 04/01/23	50,000	52,750

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 85.1% (continued)
6.375%, 05/15/25[1]	$60,000	$63,825
Zebra Technologies Corp., 7.250%, 10/15/22[1]	120,000	130,650
ZF North America Capital, Inc., 4.750%, 04/29/25 (a)	175,000	184,406
Total Industrials		22,509,738
Utilities - 0.9%
AES Corp, 6.000%, 05/15/26	15,000	15,881
Dynegy, Inc.,
7.375%, 11/01/22	90,000	89,325
7.625%, 11/01/24[1]	45,000	44,415
NRG Energy, Inc.,
6.250%, 07/15/22	40,000	40,800
6.625%, 01/15/27 (a)	35,000	34,344
7.875%, 05/15/21[1]	4,000	4,200
Total Utilities		228,965
Total Corporate Bonds and Notes (cost $24,406,879)		24,314,193
Floating Rate Senior Loan Interests - 4.0%[9]
21st Century Oncology Holdings, Inc., 1st Lien Senior Secured Term Loan B, 7.125%, 04/30/22 (12/30/16)	98,750	92,825
Bway Intermediate Company, Inc., Initial Term Loan,
5.500%, 08/14/20 (10/03/16)	61,250	61,627
7.000%, 08/14/20 (09/30/16)	748	752
CD&R Millennium Holdco. 6 S.A.R.L. (Mauser Holdings), Initial Term Loan (Second Lien), 8.750%, 07/31/22 (10/31/16)	70,000	69,125
Clear Channel Communications, Inc., Term Loan D, 7.274%, 01/30/19 (10/31/16)	34,927	26,901
Evergreen Skills LUX S.A R.L., Initial Term Loan (First Lien), 5.750%, 04/28/21 (10/31/16)	98,000	86,779
Evergreen Skills LUX S.A R.L., Initial Term Loan (Second Lien), 9.250%, 04/28/22 (10/31/16)	100,000	60,166
Hercules Achievement, Inc. (Varsity Brands), Initial Term Loan (First Lien), 5.000%, 12/10/21 (12/12/16)	93,337	93,781
The Hillman Group, Inc., Initial Term Loan, 4.500%, 06/30/21 (12/30/16)	97,750	98,208
Neiman Marcus Group, Inc., Other Term Loan, 4.250%, 10/25/20 (10/28/16)	101,276	93,879
Ortho-Clinical Diagnostics Holdings Luxembourg S.A.R.L., Initial Term Loan, 4.750%, 06/30/21 (09/30/16)	97,999	96,264
Riverbed Technology Inc.,1st Lien Term Loan, 5.000%, 04/27/22 (12/30/16)	78,036	78,816
Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 09/19/19 (10/31/16)	96,632	94,700
Wilton Brands LLC (FKA Wilton Brands Inc.), 8.500%, 08/30/18 (11/30/16)	116,175	97,006
Total Floating Rate Senior Loan Interests (cost $1,138,082)		1,050,829

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Common Stocks - 0.6%
Industrials - 0.6%
Halcon Resources Corp.*	7,169	$67,248
Quad/Graphics, Inc.	1	26
Reichhold Cayman Equity*,4	148	94,424
Total Industrials		161,698
Total Common Stocks (cost $133,749)		161,698

	Principal Amount
Short-Term Investments - 12.4%
Repurchase Agreements - 9.8%[2]
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540% total to be received $1,000,045 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $1,020,000)	$1,000,000	1,000,000
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.520% total to be received $599,633 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 10/13/16 - 09/09/49, totaling $611,599)	599,607	599,607
State of Wisconsin Investment Board, dated 09/30/16, due 10/03/16, 0.600% total to be received $1,000,050 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.375%, 04/15/18 - 09/09/49, totaling $1,020,048)	1,000,000	1,000,000
Total Repurchase Agreements		2,599,607

	Shares
Other Investment Companies - 2.6%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	688,187	688,187
Total Short-Term Investments
(cost $3,287,794)		3,287,794
Total Investments - 109.0% (cost $28,966,504)		28,814,514
Other Assets, less Liabilities - (9.0)%		(2,380,493)
Net Assets - 100.0%		$26,434,021

AMG Managers Intermediate Duration Government Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Principal Amount	Value
Asset-Backed Securities - 6.1%
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.531%, 06/17/31 (10/17/16) (a)[9,10]	$1,142,409	$1,138,826
Colony American Homes, Series 2014-2A, Class A, 1.496%, 07/17/31 (10/17/16) (a)[9]	1,788,979	1,775,730
Colony American Homes 2014-1, Series 2014-1A, Class A, 1.681%, 05/17/31 (10/17/16) (a)[9]	1,547,530	1,548,283
Invitation Homes Trust,
Series 2013-SFR1, Class A, 1.681%, 12/17/30 (10/17/16) (a)[9,10]	1,965,513	1,965,512
Series 2014-SFR1, Class A, 1.531%, 06/17/31 (10/17/16) (a)[9]	97,629	97,369
Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32 (a)[10]	2,982,529	3,021,615
SWAY Residential Trust, Series 2014-1, Class A, 1.831%, 01/17/32 (10/17/16) (a)[9]	1,674,339	1,676,527
Total Asset-Backed Securities (cost $11,138,936)		11,223,862
Mortgage-Backed Securities - 2.6%
American Home Mortgage Assets Trust, Series 2005-1, Class 1A1, 3.022%, 11/25/35 (11/25/16)[9]	65,282	55,751
American Home Mortgage Investment Trust,
Series 2004-1, Class 4A, 3.245%, 04/25/44 (11/25/16)[9]	100,888	93,500
Series 2005-1, Class 5A1, 3.229%, 06/25/45 (11/25/16)[9]	24,795	24,663
Bank of America Funding Trust, Series 2004-B, Class 1A2, 2.908%, 12/20/34[5]	85,117	78,514
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class A1A, 5.189%, 12/11/38	330,763	330,523
Series 2007-PW16, Class A4, 5.910%, 06/11/40[5,10]	1,617,872	1,642,991
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.875%, 03/25/35 (10/25/16) (a)[4,9]	157,599	135,658
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 2.360%, 05/25/34 (11/25/16)[9]	29,864	28,650
Harborview Mortgage Loan Trust, Series 2004-7, Class 2A2, 2.878%, 11/19/34[5]	57,625	52,993
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4, 5.818%, 06/11/42[5]	1,836,461	1,874,659
Reperforming Loan REMIC Trust, Series 2004-R2, Class 1AF1, 0.945%, 11/25/34 (10/25/16) (a)[4,9]	93,066	78,456
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.875%, 03/25/35 (10/25/16) (a)[4,9]	181,974	148,717
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/48	194,263	194,102
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	148,945	153,838
Total Mortgage-Backed Securities (cost $5,081,557)		4,893,015
U.S. Government and Agency Obligations - 101.7%
Federal Home Loan Mortgage Corporation - 27.9%
FHLMC, 2.590%, 11/01/33 (12/15/2016)[9,10]	699,264	746,265
FHLMC Gold Pool,
3.000%, 06/01/45	1,655,807	1,738,003
3.500%, 04/01/32 to 05/01/43[10]	6,754,652	7,173,282
3.500%, TBA 30 years[7,11]	9,700,000	10,233,311
4.000%, 09/01/31 to 07/01/44[10]	5,280,442	5,695,222
4.000%, TBA 30 years[7,11]	15,200,000	16,304,078
4.500%, 02/01/20 to 09/01/41[10]	2,399,822	2,617,764
5.000%, 05/01/18 to 06/01/41[10]	2,894,892	3,223,383
5.500%, 11/01/17 to 01/01/39[10]	2,335,776	2,632,110

AMG Managers Intermediate Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 27.9% (continued)
FHLMC Gold Pool,
6.000%, 09/01/17 to 01/01/24	$269,834	$290,692
7.000%, 07/01/19	67,160	69,976
7.500%, 07/01/34[10]	714,673	863,806
FHLMC REMICS, Series -4395, Class TI, 4.000%, 05/15/26[7]	703,625	68,059
Total Federal Home Loan Mortgage Corporation		51,655,951
Federal National Mortgage Association - 48.5%
FNMA,
2.487%, 06/01/34 (11/25/2016)[9,10]	563,049	585,487
2.500%, 02/01/43	742,632	752,654
2.761%, 08/01/34 (11/25/2016)[9]	251,502	266,449
3.000%, 03/01/43 to 04/01/45[10]	3,060,680	3,189,436
3.000%, TBA 30 years[7,11]	2,000,000	2,073,932
3.500%, 05/01/42 to 08/01/46[10]	12,959,622	13,765,847
3.500%, TBA 30 years[7,11]	17,810,000	18,792,332
4.000%, 01/01/26 to 05/01/46[7,10]	11,395,920	12,279,781
4.000%, TBA 30 years[7,11]	12,400,000	13,301,907
4.500%, 11/01/26 to 06/01/46[7,10]	7,470,575	8,212,681
4.500%, TBA 30 years[7,11]	7,000,000	7,665,928
4.750%, 07/01/34 to 09/01/34	238,649	264,921
5.000%, 06/01/18 to 08/01/40[7]	2,593,286	2,924,195
5.500%, 03/01/17 to 08/01/41[10]	2,936,396	3,313,893
6.000%, 08/01/17 to 06/01/39[10]	1,161,094	1,289,795
6.500%, 07/01/32	62,205	63,661
7.000%, 11/01/22[10]	336,458	363,910
FNMA REMICS,
Series 1994-55, Class H, 7.000%, 03/25/24[10]	480,925	528,389
Series 2005-13, Class AF, 0.925%, 03/25/35 (10/25/2016)[9,10]	259,866	259,609
FNMA REMICS Whole Loan, Series 2003-W4, Class 4A, 6.799%, 10/25/42[5]	61,747	69,738
Total Federal National Mortgage Association		89,964,545
Government National Mortgage Association - 24.4%
GNMA,
3.000%, 11/15/42 to 06/20/45	3,847,054	4,051,760
3.000%, TBA 30 years[7,11]	2,200,000	2,304,672
3.500%, 08/15/43 to 11/20/45[10]	9,314,559	9,988,610
4.000%, 06/20/43 to 03/20/46[10]	10,811,294	11,824,008
4.000%, TBA 30 years[7,11]	2,200,000	2,357,351
4.000%, TBA 30 years[7,11]	1,300,000	1,397,270
4.500%, 05/15/39 to 02/15/46[10]	5,684,856	6,315,487

AMG Managers Intermediate Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Government National Mortgage Association - 24.4% (continued)
GNMA,
5.000%, 12/15/35 to 12/15/45[10]	$4,830,037	$5,433,046
5.500%, 10/15/39 to 11/15/39[10]	1,143,162	1,307,893
7.500%, 09/15/28 to 11/15/31	20,836	21,759
Series 2012-140, Class IC, 3.500%, 11/20/42	583,242	103,875
Series 2016-108, Class QI, 4.000%, 08/20/46	289,197	71,102
Series 2016-81, Class IO, 4.000%, 06/20/46	508,405	90,497
Total Government National Mortgage Association		45,267,330
Interest Only Strips - 0.9%
FHLMC,
Series 212, Class IO, 6.000%, 05/01/31[4]	1,162	241
Series 233, Class 5, 4.500%, 09/15/35	73,789	10,884
FHLMC REMICS,
Series 2380, Class SI, 7.376%, 06/15/31 (10/15/2016)[4,9]	10,053	2,383
Series 2922, Class SE, 6.226%, 02/15/35 (10/15/2016)[9]	99,516	21,811
Series 2934, Class HI, 5.000%, 02/15/20	31,825	2,037
Series 2934, Class KI, 5.000%, 02/15/20	22,891	1,306
Series 2965, Class SA, 5.526%, 05/15/32 (10/15/2016)[9]	195,414	32,917
Series 2967, Class JI, 5.000%, 04/15/20	61,618	4,057
Series 2980, Class SL, 6.176%, 11/15/34 (10/15/2016)[9]	132,511	36,334
Series 3031, Class BI, 6.166%, 08/15/35 (10/15/2016)[9]	286,173	74,922
Series 3065, Class DI, 6.096%, 04/15/35 (10/15/2016)[9]	249,055	54,942
Series 3114, Class GI, 6.076%, 02/15/36 (10/15/2016)[9]	205,388	54,232
Series 3308, Class S, 6.676%, 03/15/32 (10/15/2016)[9]	187,640	41,226
Series 3424, Class XI, 6.046%, 05/15/36 (10/15/2016)[9]	215,783	43,062
Series 3489, Class SD, 7.276%, 06/15/32 (10/15/2016)[9]	109,071	25,611
Series 3606, Class SN, 5.726%, 12/15/39 (10/15/2016)[9]	262,874	46,602
Series 3685, Class EI, 5.000%, 03/15/19	112,782	2,815
Series 3731, Class IO, 5.000%, 07/15/19	56,089	1,754
Series 3882, Class AI, 5.000%, 06/15/26	115,166	5,783
FNMA,
Series 2009-31, Class PI, 5.000%, 11/25/38	806,947	122,805
Series 215, Class 2, 7.000%, 04/25/23[4]	59,163	9,568
Series 222, Class 2, 7.000%, 06/25/23[4]	5,873	993
Series 343, Class 21, 4.000%, 09/25/18[4]	36,136	1,045
Series 343, Class 22, 4.000%, 11/25/18[4]	19,764	571
Series 351, Class 3, 5.000%, 04/25/34	61,357	10,896
Series 351, Class 4, 5.000%, 04/25/34	35,794	6,535
Series 351, Class 5, 5.000%, 04/25/34	29,962	5,470
Series 365, Class 4, 5.000%, 04/25/36	77,271	14,124

AMG Managers Intermediate Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 0.9% (continued)
FNMA REMICS,
Series 2004-49, Class SQ, 6.525%, 07/25/34 (10/25/2016)[9]	$84,776	$17,261
Series 2004-51, Class SX, 6.595%, 07/25/34 (10/25/2016)[9]	109,460	23,800
Series 2004-64, Class SW, 6.525%, 08/25/34 (10/25/2016)[9]	337,115	72,235
Series 2005-12, Class SC, 6.225%, 03/25/35 (10/25/2016)[9]	149,964	29,995
Series 2005-45, Class SR, 6.195%, 06/25/35 (10/25/2016)[9]	268,453	55,382
Series 2005-65, Class KI, 6.475%, 08/25/35 (10/25/2016)[9,10]	617,430	132,574
Series 2005-89, Class S, 6.175%, 10/25/35 (10/25/2016)[9]	620,097	123,409
Series 2006-3, Class SA, 5.625%, 03/25/36 (10/25/2016)[9]	129,128	24,049
Series 2007-75, Class JI, 6.020%, 08/25/37 (10/25/2016)[9]	125,239	24,910
Series 2008-86, Class IO, 4.500%, 03/25/23	115,081	3,871
Series 2010-37, Class GI, 5.000%, 04/25/25	90,751	2,435
Series 2010-65, Class IO, 5.000%, 09/25/20	224,156	12,057
Series 2010-121, Class IO, 5.000%, 10/25/25	74,196	3,168
Series 2011-69, Class AI, 5.000%, 05/25/18	128,848	3,204
Series 2011-88, Class WI, 3.500%, 09/25/26	285,906	29,642
Series 2011-124, Class IC, 3.500%, 09/25/21	229,401	11,615
Series 2012-126, Class SJ, 4.475%, 11/25/42 (10/25/2016)[9]	644,538	106,837
GNMA,
Series 2011-32, Class KS, 11.041%, 06/16/34 (10/16/2016)[9]	206,283	28,979
Series 2011-94, Class IS, 6.170%, 06/16/36 (10/16/2016)[9]	203,090	26,588
Series 2011-157, Class SG, 6.068%, 12/20/41 (10/20/2016)[9]	852,109	191,313
Series 2011-167, Class IO, 5.000%, 12/16/20	143,914	5,753
Series 2012-34, Class KS, 5.520%, 03/16/42 (10/16/2016)[9]	393,352	96,060
Series 2012-69, Class QI, 4.000%, 03/16/41	257,783	38,930
Series 2012-103, Class IB, 3.500%, 04/20/40	219,101	25,610
Series 2014-173, Class AI, 4.000%, 11/20/38	317,101	19,973
Total Interest Only Strips		1,744,576
Total U.S. Government and Agency Obligations (cost $184,463,253)		188,632,402
Short-Term Investments - 32.9%
U.S. Treasury Bills - 0.1%
U. S. Treasury Bills, 0.22%, 03/02/17[12,13]	110,000	109,833

	Shares
Other Investment Companies - 32.8%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%[10]	31,799,727	31,799,727
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.36%[10]	29,100,814	29,100,814

AMG Managers Intermediate Duration Government Fund
Schedule of Portfolio Investments (continued)

Value
Other Investment Companies - 32.8%[3] (continued)
Total Other Investment Companies	$60,900,541
Total Short-Term Investments (cost $61,010,335)	61,010,374
Total Investments - 143.3% (cost $261,694,081)	265,759,653
Other Assets, less Liabilities - (43.3)%	(80,332,852)
Net Assets - 100.0%	$185,426,801

AMG Managers Short Duration Government Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Principal Amount	Value
Asset-Backed Securities - 9.0%
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.531%, 06/17/31 (10/17/16) (a)[9]	$1,663,347	$1,658,131
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class D, 3.030%, 07/09/18	968,708	970,314
Colony American Homes, Series 2014-2A, Class A, 1.496%, 07/17/31 (10/17/16) (a)[9]	1,706,862	1,694,221
Colony American Homes 2014-1, Series 2014-1A, Class A, 1.681%, 05/17/31 (10/17/16) (a)[9]	3,476,062	3,477,754
Invitation Homes Trust,
Series 2013-SFR1, Class A, 1.681%, 12/17/30 (10/17/16) (a)[9]	993,639	993,639
Series 2014-SFR1, Class A, 1.531%, 06/17/31 (10/17/16) (a)[9]	976,294	973,686
Santander Drive Auto Receivables Trust,
Series 2012-3, Class D, 3.640%, 05/15/18	2,824,530	2,837,140
Series 2012-4, Class D, 3.500%, 06/15/18	3,370,195	3,395,723
Series 2012-6, Class D, 2.520%, 09/17/18	3,680,000	3,697,443
SWAY Residential Trust, Series 2014-1, Class A, 1.831%, 01/17/32 (10/17/16) (a)[9]	2,169,706	2,172,541
Total Asset-Backed Securities (cost $21,829,420)		21,870,592
Mortgage-Backed Securities - 0.4%
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189%, 12/11/38	843,446	842,833
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/48	164,937	164,800
Total Mortgage-Backed Securities (cost $1,036,280)		1,007,633
U.S. Government and Agency Obligations - 84.1%
Federal Home Loan Mortgage Corporation - 21.9%
FHLMC,
2.375%, 11/01/33 (12/15/16)[9]	755,429	793,960
2.504%, 10/01/33 (12/15/16)[9]	951,941	1,007,772
2.522%, 10/01/33 (12/15/16)[9]	1,398,916	1,480,511
2.559%, 05/01/34 (12/15/16)[9]	1,562,219	1,654,245
2.569%, 11/01/33 (12/15/16)[9]	817,648	871,442
2.600%, 12/01/33 (12/15/16)[9]	1,265,053	1,337,535
2.663%, 10/01/28 (12/15/16)[9]	25,797	27,251
2.786%, 04/01/34 (12/15/16)[9]	513,517	542,877
2.881%, 03/01/34 (12/15/16)[9]	2,173,317	2,294,069
2.925%, 02/01/23 (12/15/16)[9]	125,815	132,223
3.001%, 09/01/33 (12/15/16)[9]	1,606,396	1,694,596
3.043%, 06/01/35 (12/15/16)[9]	556,995	592,296
3.201%, 05/01/35 (12/15/16)[9]	898,717	958,534
FHLMC Gold Pool,
3.000%, 04/01/31	2,847,727	3,001,720
4.000%, 12/01/44	4,451,051	4,803,518
4.500%, 05/01/19 to 03/01/42[7]	12,828,755	13,992,261
5.000%, 10/01/18 to 02/01/38	3,356,925	3,647,993
5.500%, 08/01/24 to 08/01/40	7,177,754	8,148,948

AMG Managers Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 21.9% (continued)
FHLMC Gold Pool,
6.000%, 02/01/22 to 01/01/24	$3,237,364	$3,499,960
6.500%, 03/01/18 to 10/01/23	198,797	212,481
7.000%, 06/01/17 to 07/01/19	67,786	70,223
7.500%, 04/01/29 to 03/01/33	225,509	270,601
FHLMC REMICS,
Series 2427, Class LW, 6.000%, 03/15/17	37,306	37,786
Series 2627, Class BM, 4.500%, 06/15/18	53,642	54,751
Series 2631, Class PD, 4.500%, 06/15/18	18,081	18,493
Series 2668, Class AZ, 4.000%, 09/15/18	316,591	322,700
Series 2682, Class LC, 4.500%, 07/15/32	98,903	99,169
Series 2683, Class JB, 4.000%, 09/15/18	199,052	202,642
Series 2786, Class BC, 4.000%, 04/15/19	79,609	81,664
Series 2809, Class UC, 4.000%, 06/15/19	83,507	85,414
Series 2877, Class PA, 5.500%, 07/15/33	72,702	74,455
Series 2935, Class LM, 4.500%, 02/15/35	204,826	207,811
Series 3033, Class CI, 5.500%, 01/15/35	123,232	126,152
Series 3535, Class CA, 4.000%, 05/15/24	62,752	63,941
Series 3609, Class LA, 4.000%, 12/15/24	251,977	258,342
Series 3632, Class AG, 4.000%, 06/15/38	189,255	195,178
Series 3653, Class JK, 5.000%, 11/15/38	182,900	193,037
Series 3756, Class DA, 1.200%, 11/15/18	252,900	252,963
Series 3798, Class BD, 2.500%, 06/15/24	171,993	172,211
Series 3818, Class UA, 1.350%, 02/15/17	12,419	12,424
Series 3827, Class CA, 1.500%, 04/15/17	18,182	18,189
Series 3846, Class CK, 1.500%, 09/15/20	44,233	44,270
Series 4395, Class TI, 4.000%, 05/15/26[7]	817,889	79,111
Total Federal Home Loan Mortgage Corporation		53,635,719
Federal National Mortgage Association - 52.4%
FNMA,
2.278%, 09/01/33 (11/25/16)[9]	847,137	895,307
2.375%, 02/01/33 (11/25/16)[9]	909,030	938,358
2.403%, 01/01/34 (11/25/16)[9]	575,145	606,254
2.454%, 12/01/33 (11/25/16)[9]	432,529	454,147
2.487%, 09/01/33 to 06/01/34 (11/25/16)[9]	978,614	1,020,596
2.526%, 08/01/33 (11/25/16)[9]	403,019	418,998
2.563%, 03/01/34 (11/25/16)[9]	206,657	217,643
2.647%, 05/01/33 to 12/01/34 (11/25/16)[9]	3,527,794	3,720,644
2.654%, 07/01/34 (11/25/16)[9]	1,159,436	1,225,079
2.663%, 12/01/34 (11/25/16)[9]	1,903,785	2,021,284

AMG Managers Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 52.4% (continued)
FNMA,
2.732%, 01/01/36 (11/25/16)[9]	$42,661	$45,178
2.761%, 08/01/34 (11/25/16)[9]	314,378	333,061
2.782%, 01/01/33 (11/25/16)[9]	955,488	1,005,275
2.784%, 01/01/34 (11/25/16)[9]	1,520,205	1,602,360
2.787%, 04/01/34 (11/25/16)[9]	469,419	497,048
2.795%, 06/01/33 (11/25/16)[9]	293,654	309,103
2.799%, 10/01/35 (11/25/16)[9]	1,256,267	1,315,806
2.808%, 11/01/34 (11/25/16)[9]	2,841,945	3,001,941
2.817%, 04/01/37 (11/25/16)[9,10]	4,809,453	5,067,782
2.823%, 05/01/34 to 01/01/36 (11/25/16)[9]	4,783,537	5,067,813
2.844%, 04/01/34 (11/25/16)[9]	522,713	552,569
2.980%, 06/01/35 (11/25/16)[9]	113,561	120,685
3.000%, TBA 15 years[7,11]	5,700,000	5,984,110
3.047%, 06/01/34 (11/25/16)[9]	1,915,608	2,015,627
3.070%, 08/01/35 (11/25/16)[9]	1,238,438	1,308,039
3.500%, 11/01/30[10]	9,127,767	9,825,687
4.000%, 10/01/21 to 06/01/42	7,157,120	7,762,801
4.500%, 10/01/19 to 10/01/44	16,440,408	18,102,498
5.000%, 10/01/19 to 01/01/41[7]	15,986,274	17,661,727
5.500%, 05/01/34 to 08/01/41	12,038,137	13,861,232
6.000%, 09/01/21 to 08/01/37	6,933,247	7,777,510
6.500%, 04/01/17 to 08/01/32	3,260,390	3,826,754
7.000%, 11/01/22	1,254,059	1,356,379
7.500%, 08/01/33 to 09/01/33	59,994	74,575
FNMA Grantor Trust,
Series 2002-T5, Class A1, 0.765%, 05/25/32 (10/25/16)[9]	223,033	217,730
Series 2003-T4, Class 1A, 0.745%, 09/26/33 (10/26/16)[9]	13,709	13,616
FNMA REMICS,
Series 1994-31, Class ZC, 6.500%, 02/25/24	390,561	430,557
Series 1994-76, Class J, 5.000%, 04/25/24	88,660	90,607
Series 2001-63, Class FA, 1.081%, 12/18/31 (10/18/16)[9]	404,830	410,716
Series 2001-76, Class UD, 5.500%, 01/25/17	33,713	33,837
Series 2002-47, Class FD, 0.925%, 08/25/32 (10/25/16)[9]	436,756	437,183
Series 2002-56, Class UC, 5.500%, 09/25/17	40,639	41,216
Series 2003-2, Class FA, 1.025%, 02/25/33 (10/25/16)[9]	359,704	361,373
Series 2003-3, Class HJ, 5.000%, 02/25/18	44,055	44,912
Series 2003-64, Class YA, 3.000%, 05/25/23	31,583	31,718
Series 2004-1, Class AC, 4.000%, 02/25/19	35,431	36,056
Series 2004-21, Class AE, 4.000%, 04/25/19	178,957	182,434

AMG Managers Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 52.4% (continued)
FNMA REMICS,
Series 2004-27, Class HB, 4.000%, 05/25/19	$97,487	$99,910
Series 2004-53, Class NC, 5.500%, 07/25/24	309,087	336,560
Series 2005-13, Class AF, 0.925%, 03/25/35 (10/25/16)[9]	484,418	483,938
Series 2005-19, Class PA, 5.500%, 07/25/34	168,644	179,433
Series 2005-58, Class EP, 5.500%, 07/25/35	238,446	263,091
Series 2005-68, Class PB, 5.750%, 07/25/35	37,620	39,726
Series 2005-68, Class PC, 5.500%, 07/25/35	232,597	245,862
Series 2006-18, Class PD, 5.500%, 08/25/34	1,708	1,709
Series 2007-56, Class FN, 0.895%, 06/25/37 (10/25/16)[9]	191,889	191,111
Series 2008-59, Class KB, 4.500%, 07/25/23	87,218	89,494
Series 2010-12, Class AC, 2.500%, 12/25/18	103,314	104,194
Series 2011-60, Class UC, 2.500%, 09/25/39	284,193	288,773
FNMA REMICS Whole Loan,
Series 2003-W1, Class 2A, 6.245%, 12/25/42[5]	17,029	19,830
Series 2003-W4, Class 4A, 6.799%, 10/25/42[5]	370,484	418,431
Series 2003-W13, Class AV2, 0.805%, 10/25/33 (10/25/16)[4,9]	15,439	14,907
Series 2004-W5, Class F1, 0.975%, 02/25/47 (10/25/16)[9]	413,207	409,042
Series 2004-W14, Class 1AF, 0.925%, 07/25/44 (10/25/16)[9]	1,722,502	1,657,584
Series 2005-W2, Class A1, 0.725%, 05/25/35 (10/25/16)[9]	1,062,780	1,052,255
Total Federal National Mortgage Association		128,221,675
Government National Mortgage Association - 4.2%
GNMA,
4.000%, 09/15/18	110,718	115,559
5.000%, 01/15/46	1,369,972	1,552,564
6.000%, 01/15/36[10]	6,535,729	7,709,580
9.500%, 12/15/17	249	250
Series 2000-36, Class F, 1.080%, 11/16/30 (10/16/16)[9]	464,680	467,576
Series 2012-140, Class IC, 3.500%, 11/20/42	732,868	130,524
Series 2016-81, Class IO, 4.000%, 06/20/46	578,190	102,919
Series 2016-108, Class QI, 4.000%, 08/20/46	329,840	81,095
Total Government National Mortgage Association		10,160,067
Interest Only Strips - 2.2%
FHLMC, Series 233, Class 5, 4.500%, 09/15/35	37,647	5,553
FHLMC REMICS,
Series 2922, Class SE, 6.226%, 02/15/35 (10/15/16)[9]	224,314	49,162
Series 2934, Class HI, 5.000%, 02/15/20	45,464	2,910
Series 2934, Class KI, 5.000%, 02/15/20	26,706	1,523
Series 2965, Class SA, 5.526%, 05/15/32 (10/15/16)[9]	483,868	81,506

AMG Managers Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.2% (continued)
FHLMC REMICS,
Series 2967, Class JI, 5.000%, 04/15/20	$145,000	$9,548
Series 2980, Class SL, 6.176%, 11/15/34 (10/15/16)[9]	292,430	80,184
Series 2981, Class SU, 7.276%, 05/15/30 (10/15/16)[9]	228,054	46,155
Series 3031, Class BI, 6.166%, 08/15/35 (10/15/16)[9]	874,809	229,032
Series 3065, Class DI, 6.096%, 04/15/35 (10/15/16)[9]	761,341	167,953
Series 3114, Class GI, 6.076%, 02/15/36 (10/15/16)[9]	1,265,313	334,102
Series 3308, Class S, 6.676%, 03/15/32 (10/15/16)[9]	425,646	93,517
Series 3424, Class XI, 6.046%, 05/15/36 (10/15/16)[9]	562,073	112,167
Series 3489, Class SD, 7.276%, 06/15/32 (10/15/16)[9]	244,104	57,319
Series 3606, Class SN, 5.726%, 12/15/39 (10/15/16)[9]	699,827	124,064
Series 3685, Class EI, 5.000%, 03/15/19	251,842	6,286
Series 3731, Class IO, 5.000%, 07/15/19	127,231	3,978
Series 3882, Class AI, 5.000%, 06/15/26	92,114	4,625
FNMA,
Series 306, Class IO, 8.000%, 05/25/30[4]	67,263	18,786
Series 365, Class 4, 5.000%, 04/25/36	52,142	9,531
FNMA REMICS,
Series 2003-48, Class SJ, 5.475%, 06/25/18 (10/25/16)[4,9]	17,562	221
Series 2004-49, Class SQ, 6.525%, 07/25/34 (10/25/16)[9]	189,054	38,493
Series 2004-51, Class SX, 6.595%, 07/25/34 (10/25/16)[9]	274,715	59,730
Series 2004-64, Class SW, 6.525%, 08/25/34 (10/25/16)[9]	775,758	166,225
Series 2004-66, Class SE, 5.975%, 09/25/34 (10/25/16)[9]	126,357	25,034
Series 2005-5, Class SD, 6.175%, 01/25/35 (10/25/16)[9]	210,166	38,806
Series 2005-12, Class SC, 6.225%, 03/25/35 (10/25/16)[9]	286,532	57,311
Series 2005-45, Class SR, 6.195%, 06/25/35 (10/25/16)[9]	661,467	136,462
Series 2005-65, Class KI, 6.475%, 08/25/35 (10/25/16)[9]	1,539,931	330,653
Series 2005-66, Class GS, 6.325%, 07/25/20 (10/25/16)[9]	79,971	5,588
Series 2006-3, Class SA, 5.625%, 03/25/36 (10/25/16)[9]	298,854	55,660
Series 2007-75, Class JI, 6.020%, 08/25/37 (10/25/16)[9]	150,256	29,886
Series 2007-85, Class SI, 5.935%, 09/25/37 (10/25/16)[9]	317,750	69,512
Series 2008-86, Class IO, 4.500%, 03/25/23	288,070	9,691
Series 2008-87, Class AS, 7.125%, 07/25/33 (10/25/16)[9]	903,234	216,134
Series 2009-31, Class PI, 5.000%, 11/25/38	938,765	142,866
Series 2010-37, Class GI, 5.000%, 04/25/25	233,119	6,254
Series 2010-65, Class IO, 5.000%, 09/25/20	579,427	31,167
Series 2010-68, Class SJ, 6.025%, 07/25/40 (10/25/16)[9]	338,621	75,941
Series 2010-105, Class IO, 5.000%, 08/25/20	310,847	19,089
Series 2010-121, Class IO, 5.000%, 10/25/25	199,117	8,502
Series 2011-69, Class AI, 5.000%, 05/25/18	344,215	8,558

AMG Managers Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.2% (continued)
FNMA REMICS,
Series 2011-88, Class WI, 3.500%, 09/25/26	$838,896	$86,975
Series 2011-124, Class IC, 3.500%, 09/25/21	1,087,697	55,071
Series 2012-126, Class SJ, 4.475%, 11/25/42 (10/25/16)[9]	4,239,020	702,649
GNMA,
Series 2011-32, Class KS, 11.041%, 06/16/34 (10/16/16)[9]	501,155	70,404
Series 2011-94, Class IS, 6.170%, 06/16/36 (10/16/16)[9]	456,286	59,737
Series 2011-157, Class SG, 6.068%, 12/20/41 (10/20/16)[9]	1,128,414	253,348
Series 2011-167, Class IO, 5.000%, 12/16/20	847,576	33,883
Series 2012-34, Class KS, 5.520%, 03/16/42 (10/16/16)[9]	3,020,693	737,681
Series 2012-69, Class QI, 4.000%, 03/16/41	1,363,686	205,939
Series 2012-96, Class IC, 3.000%, 08/20/27	816,140	80,849
Series 2012-101, Class AI, 3.500%, 08/20/27	507,089	58,639
Series 2012-103, Class IB, 3.500%, 04/20/40	953,807	111,489
Series 2014-173, Class AI, 4.000%, 11/20/38	301,168	18,969
Total Interest Only Strips		5,445,317
U.S. Government Obligations - 3.4%
U.S. Treasury Inflation Indexed Bonds,
0.375%, 07/15/23	4,136,280	4,286,435
2.375%, 01/15/27	3,257,709	3,995,176
Total U.S. Government Obligations		8,281,611
Total U.S. Government and Agency Obligations (cost $198,898,415)		205,744,389
Short-Term Investments - 10.9%
U.S. Government and Agency Discount Notes - 6.2%
FHLB, 0.01%, 10/05/16[12]	3,000,000	2,999,967
FHLB, 0.08%, 10/12/16[12]	4,100,000	4,099,803
FHLB, 0.13%, 10/17/16[12]	3,000,000	2,999,778
FHLB, 0.19%, 01/25/17[12]	5,000,000	4,995,725
Total U.S. Government and Agency Discount Notes		15,095,273
U.S. Treasury Bills - 0.3%
U. S. Treasury Bills, 0.22%, 03/02/17[12,13]	780,000	778,814

	Shares
Other Investments - 4.4%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	10,766,010	10,766,010
Total Short-Term Investments (cost $26,636,981)		26,640,097

AMG Managers Short Duration Government Fund
Schedule of Portfolio Investments (continued)

Value
Total Investments - 104.4% (cost $248,401,096)	$255,262,711
Other Assets, less Liabilities - (4.4)%	(10,749,331)
Net Assets - 100.0%	$244,513,380

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Chicago Equity Partners Balanced Fund	$173,252,578	$9,319,370	$(1,478,195)	$7,841,175
AMG Chicago Equity Partners Small Cap Value Fund	11,980,961	1,274,657	(211,018)	1,063,639
AMG Managers High Yield Fund	29,052,574	857,161	(1,095,221)	(238,060)
AMG Managers Intermediate Duration Government Fund	261,707,779	4,695,208	(643,334)	4,051,874
AMG Managers Short Duration Government Fund	248,416,631	7,265,278	(419,198)	6,846,080

*	Non-income producing security.

#	Rounds to less than 0.05%.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield Fund	$9,416,355	35.6%
AMG Managers Intermediate Duration Government Fund	11,586,693	6.2%
AMG Managers Short Duration Government Fund	10,969,972	4.5%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Some or all of these securities were out on loan to various brokers as of September 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Chicago Equity Partners Balanced Fund	$2,742,943	1.5%
AMG Chicago Equity Partners Small Cap Value Fund	735,738	6.1%
AMG Managers High Yield Fund	2,508,756	9.5%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[3]	Yield shown represents the September 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[4]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. The market value of illiquid securities at September 30, 2016, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield Fund	$850,507	3.2%
AMG Managers Intermediate Duration Government Fund	377,632	0.2%
AMG Managers Short Duration Government Fund	33,914	0.0%#

[5]	Variable Rate Security: The rate listed is as of September 30, 2016 and is periodically reset subject to terms and conditions set forth in the debenture.

[6]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

[7]	All or part of the security is delayed delivery transaction. The market value for delayed delivery securities at September 30, 2016, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Intermediate Duration Government Fund	$80,815,306	43.6%
AMG Managers Short Duration Government Fund	10,371,823	4.2%

[8]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.

[9]	Floating Rate Security: The rate listed is as of September 30, 2016. Date in parentheses represents the security’s next coupon rate reset.

Notes to Schedules of Portfolio Investments (continued)

[10]	Some or all of these securities are segregated as collateral for delayed delivery agreements. At September 30, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Intermediate Duration Government Fund	$80,815,306	43.6%
AMG Managers Short Duration Government Fund	22,603,049	9.2%

[11]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
[12]	Represents yield to maturity at September 30, 2016.
[13]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at September 30, 2016, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Intermediate Duration Government Fund	$109,833	0.1%
AMG Managers Short Duration Government Fund	778,814	0.3%

[14]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of September 30, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Chicago Equity Partners Balanced Fund
Investments in Securities
Common Stocks†	$105,905,526	—	—	$105,905,526
Rights	—	—	$7	7
Corporate Bonds and Notes††	—	$7,174,540	—	7,174,540
U.S. Government and Agency Obligations††	—	63,549,138	—	63,549,138
Short-Term Investments
Repurchase Agreements	—	2,796,063	—	2,796,063
Other Investment Companies	1,668,479	—	—	1,668,479

Total Investments in Securities	$107,574,005	$73,519,741	$7	$181,093,753

At September 30, 2016, the Level 3 securities are Rights received as a result of a corporate action.

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Chicago Equity Partners Small Cap Value Fund
Investments in Securities
Common Stocks†	$12,272,655	—	—	$12,272,655
Short-Term Investments
Repurchase Agreements	—	$749,548	—	749,548
Other Investment Companies	22,397	—	—	22,397

Total Investments in Securities	$12,295,052	$749,548	—	$13,044,600

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers High Yield Fund
Investments in Securities
Corporate Bonds and Notes
Industrials	—	$22,335,085	$174,653	$22,509,738
Financials	—	1,575,490	—	1,575,490
Utilities	—	228,965	—	228,965
Floating Rate Senior Loan Interests	—	697,173	353,656	1,050,829
Common Stocks
Industrials	$67,274	—	94,424	161,698
Short-Term Investments
Repurchase Agreements	—	2,599,607	—	2,599,607
Other Investment Companies	688,187	—	—	688,187

Total Investments in Securities	$755,461	$27,436,320	$622,733	$28,814,514

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2016:

AMG Managers High Yield Fund	Common Stock	Corporate Bond	Floating Rate Senior Loan Interests	Total
Balance as of December 31, 2015	$81,252	$170,713	$700,083	$952,048
Accrued discounts (premiums)	—	706	1,183	1,889
Realized gain (loss)	—	—	702	702
Change in unrealized appreciation (depreciation)	13,172	(1,122)	(1,561)	10,489
Purchases	—	4,356	2,063	6,419
Sales	—	—	(14,085)	(14,085)
Transfers in to Level 3	—	—	—	—
Transfers out of Level 3	—	—	(334,729)	(334,729)
Balance as of September 30, 2016	$94,424	$174,653	$353,656	$622,733
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016	$13,172	$(1,122)	$(1,561)	$10,489

Notes to Schedules of Portfolio Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in level 3 of the fair value hierarchy as of September 30, 2016. The table below is not intended to be all-inclusive, but rather provides information on the significant level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of September 30, 2016	Valuation Technique(s)	Unobservable Inputs	Range	Average
AMG Managers High Yield Fund
Common Stocks	$94,424	Enterprise Value	EV Multiple, Discount	7.8-9.3	8.5
Corporate Bonds	174,636	Enterprise Value	EV Multiple, Discount	7.8-9.3	8.5
Corporate Bonds	17	Broker Quote	Price	n/a	n/a
Floating Rate Senior Loan Interests	353,656	Unadjusted Price from Third Party	Price	n/a	n/a

Total	$622,733

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Intermediate Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$11,223,862	—	$11,223,862
Mortgage-Backed Securities	—	4,893,015	—	4,893,015
U.S. Government and Agency Obligations††	—	188,632,402	—	188,632,402
Short-Term Investments
U.S. Treasury Bills	—	109,833	—	109,833
Other Investment Companies	$60,900,541	—	—	60,900,541

Total Investments in Securities	$60,900,541	$204,859,112	—	$265,759,653

TBA Sale Commitments		$(985,619)	—	$(985,619)

Financial Derivative Instruments-Assets†††
Futures contracts	$462	—	—	$462

Financial Derivative Instruments-Liabilities†††
Futures contracts	(38,210)	—	—	(38,210)

Total Financial Derivative Instruments	$(37,748)	—	—	$(31007,748)

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Short Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$21,870,592	—	$21,870,592
Mortgage-Backed Securities	—	1,007,633	—	1,007,633
U.S. Government and Agency Obligations††	—	205,744,389	—	205,744,389
Short-Term Investments
U.S. Government and Agency Discount Notes	—	15,095,273	—	15,095,273
U.S. Treasury Bills	—	778,814	—	778,814
Other Investment Companies	$10,766,010	—	—	10,766,010

Total Investments in Securities	$10,766,010	$244,496,701	—	$255,262,711

TBA Sale Commitments	—	$(2,941,039)	—	$(2,941,039)

Financial Derivative Instruments-Assets†††
Futures	$106,882	—	—	$106,882

Financial Derivative Instruments-Liabilities†††
Futures	(186,205)	—	—	(186,205)

Total Financial Derivative Instruments	$(79,323)	—	—	$(79,323)

†	All common stocks held in the Funds are level 1 securities. For a detailed breakout of these securities, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of September 30, 2016, the Funds had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

At September 30, 2016, the following Funds had TBA forward sale commitments:

AMG Managers Intermediate Duration Government Fund

Security	Principal Amount	Settlement Date	Current Liability	Proceeds
FNMA, 4.500%, TBA 30 years	$900,000	10/13/16	$985,619	$(985,500)

Totals			$985,619	$(985,500)

Notes to Schedules of Portfolio Investments (continued)

AMG Managers Short Duration Government Fund

Security	Principal Amount	Settlement Date	Current Liability	Proceeds
FHLMC Gold Pool, 3.000%, TBA 15 years	2,800,000	10/18/16	$2,941,039	$(2,930,922)

Totals			$2,941,039	$(2,930,922)

At September 30, 2016, the following Funds had open futures contracts:

AMG Managers Intermediate Duration Government Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	3	Short	01/05/17	$(758)
5-Year Interest Rate Swap	23	Short	12/21/16	(7,604)
5-Year U.S. Treasury Note	5	Short	01/05/17	(1,497)
10-Year Interest Rate Swap	35	Short	12/21/16	(20,111)
10-Year U.S. Treasury Bond	3	Long	12/30/16	462
U.S. Ultra Bond CBT Dec16	2	Long	12/30/16	(8,240)

Total				$(37,748)

Notes to Schedules of Portfolio Investments (continued)

AMG Managers Short Duration Government Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	194	Short	01/05/17	$(48,985)
5-Year Interest Rate Swap	372	Short	12/21/16	(122,991)
5-Year U.S. Treasury Note	7	Short	01/05/17	(2,096)
10-Year Interest Rate Swap	21	Short	12/21/16	(12,133)
10-Year U.S. Treasury Bond	54	Long	12/30/16	8,314
U.S. Ultra Bond CBT Dec16	24	Short	12/30/16	98,568

Total				$(79,323)

INVESTMENTS ABBREVIATIONS:

FHLB:	Federal Home Loan Bank
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association
GSMPS:	Goldman Sachs Mortgage Participation Securities
GSR:	Goldman Sachs REMIC
MTN:	Medium-Term Notes
PIK:	Payment-in-Kind
PLC:	Public Limited Company
REMICS:	Real Estate Mortgage Investment Conduits
TBA:	To Be Announced

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is

Notes to Schedules of Portfolio Investments (continued)

not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign exchange currency contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

The AMG Managers Intermediate Duration Government Fund and AMG Managers Short Duration Government Fund entered into To-Be-Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

FUTURES CONTRACTS

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

Notes to Schedules of Portfolio Investments (continued)

DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds’ Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Shares	Value
Common Stocks - 99.9%
Consumer Discretionary - 26.4%
AutoZone, Inc.*	1,587	$1,219,355
Carnival Corp.	25,203	1,230,410
Darden Restaurants, Inc.	20,313	1,245,593
Discovery Communications, Inc., Class A*	46,692	1,256,949
Dollar General Corp.	13,287	929,957
Foot Locker, Inc.	22,064	1,494,174
The Home Depot, Inc.	8,722	1,122,347
The Interpublic Group of Cos., Inc.	50,675	1,132,586
Lowe’s Cos., Inc.	14,528	1,049,067
Marriott International, Inc., Class A	17,004	1,144,879
O’Reilly Automotive, Inc.*	4,613	1,292,147
Ross Stores, Inc.	22,616	1,454,209
Royal Caribbean Cruises, Ltd.	15,623	1,170,944
Scripps Networks Interactive, Inc., Class A	18,160	1,152,978
Target Corp.	17,764	1,220,031
Total Consumer Discretionary		18,115,626
Consumer Staples - 3.3%
CVS Health Corp.	12,539	1,115,846
The Kroger Co.	38,237	1,134,874
Total Consumer Staples		2,250,720
Financials - 5.4%
American Express Co.	18,392	1,177,824
The Charles Schwab Corp.	40,775	1,287,267
Prudential Financial, Inc.	15,434	1,260,186
Total Financials		3,725,277
Health Care - 17.7%
Aetna, Inc.	10,568	1,220,076
Amgen, Inc.	7,995	1,333,646
Anthem, Inc.	8,749	1,096,337
Biogen, Inc.*	4,562	1,428,043
Cardinal Health, Inc.	15,324	1,190,675
Cigna Corp.	9,352	1,218,753
Express Scripts Holding Co.*	15,758	1,111,412
Gilead Sciences, Inc.	14,010	1,108,471
Hologic, Inc.*	33,901	1,316,376
McKesson Corp.	6,785	1,131,399
Total Health Care		12,155,188
Industrials - 16.7%
Alaska Air Group, Inc.	18,304	1,205,501

	Shares	Value
The Boeing Co.	9,605	$1,265,363
Cummins, Inc.	10,818	1,386,327
Illinois Tool Works, Inc.	10,463	1,253,886
Masco Corp.	36,225	1,242,880
Rockwell Automation, Inc.	10,055	1,230,129
Southwest Airlines Co.	34,155	1,328,288
Stanley Black & Decker, Inc.	10,106	1,242,836
United Parcel Service, Inc., Class B	11,758	1,285,855
Total Industrials		11,441,065
Information Technology - 28.7%
Alphabet, Inc., Class A*	1,635	1,314,638
Apple, Inc.	12,451	1,407,585
Applied Materials, Inc.	41,667	1,256,260
Citrix Systems, Inc.*	14,231	1,212,766
Electronic Arts, Inc.*	15,459	1,320,199
F5 Networks, Inc.*	10,920	1,361,069
Juniper Networks, Inc.	51,914	1,249,051
Lam Research Corp.[1]	13,869	1,313,533
Microsoft Corp.	22,519	1,297,094
Oracle Corp.	31,675	1,244,194
Skyworks Solutions, Inc.	18,077	1,376,383
Synopsys, Inc.*	23,332	1,384,754
Texas Instruments, Inc.	20,539	1,441,427
Total System Services, Inc.	22,565	1,063,940
Western Digital Corp.	24,863	1,453,740
Total Information Technology		19,696,633
Materials - 1.7%
The Dow Chemical Co.	22,669	1,174,934
Total Common Stocks (cost $64,894,027)		68,559,443

The accompanying notes are an integral part of these financial statements.

1

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 1.9%
Repurchase Agreements - 1.4%[2]
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540% total to be received $50,594 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $51,604)	$50,592	$50,592
State of Wisconsin Investment Board, dated 09/30/16, due 10/03/16, 0.600% total to be received $939,047 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.375%, 04/15/18 - 09/09/49, totaling $957,825)	939,000	939,000
Total Repurchase Agreements		989,592

	Shares
Other Investment Companies - 0.5%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	344,244	344,244
Total Short-Term Investments (cost $1,333,836)		1,333,836

Value
Total Investments - 101.8% (cost $66,227,863)	$69,893,279
Other Assets, less Liabilities - (1.8)%	(1,264,549)
Net Assets - 100.0%	$68,628,730

The accompanying notes are an integral part of these financial statements.

2

AMG Renaissance International Equity Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Shares	Value
Common Stocks - 99.7%
Consumer Discretionary - 17.1%
Bridgestone Corp., ADR (Japan)	2,247	$41,255
Carnival PLC, ADR (United States)	829	40,687
China Lodging Group, Ltd., Sponsored ADR (China)	965	43,512
Magna International, Inc. (Canada)	990	42,520
Pandora A/S, ADR (Denmark)	1,233	37,409
Persimmon PLC, ADR (United Kingdom)	893	41,962
Renault, S.A., ADR (France)	2,344	38,524
Tata Motors, Ltd., Sponsored ADR (India)	1,017	40,660
Valeo, S.A., Sponsored ADR (France)	1,556	45,171
Total Consumer Discretionary		371,700
Consumer Staples - 7.4%
Heineken N.V., Sponsored ADR (Netherlands)	887	38,904
Koninklijke Ahold Delhaize NV, Sponsored ADR (Netherlands)	1,698	38,468
Unilever PLC, Sponsored ADR (United Kingdom)	865	41,001
WH Group, Ltd., ADR (Hong Kong)[1]	2,581	41,980
Total Consumer Staples		160,353
Financials - 14.8%
Allianz SE, Sponsored ADR (Germany)	2,766	41,020
DBS Group Holdings, Ltd., Sponsored ADR (Singapore)	900	41,022
Grupo Financiero Banorte SAB de CV, Sponsored ADR (Mexico)	1,344	35,199
Kasikornbank PCL, ADR (Thailand)	1,737	37,693
Manulife Financial Corp. (Canada)	3,000	42,330
ORIX Corp., Sponsored ADR (Japan)	575	42,642
Turkiye Garanti Bankasi A.S., ADR (Turkey)	15,502	42,165
Validus Holdings, Ltd. (Bermuda)	795	39,607
Total Financials		321,678
Health Care - 6.7%
ICON PLC (Ireland)*	526	40,697
Jazz Pharmaceuticals PLC (Ireland)*	266	32,314
Shire PLC, ADR (United States)	202	39,160
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	750	34,507
Total Health Care		146,678
Industrials - 14.7%
AerCap Holdings N.V. (Ireland)*	1,062	40,876
Canadian National Railway Co. (Canada)	639	41,790
China Eastern Airlines Corp., Ltd., ADR (China)*,1	1,357	31,442
Controladora Vuela Cia de Aviacion SAB de CV, ADR (Mexico)*	2,129	37,023
Mitsubishi Electric Corp., ADR (Japan)	1,567	39,763

	Shares	Value
Ryanair Holdings PLC, Sponsored ADR (Ireland)	568	$42,617
SMC Corp., Sponsored ADR (Japan)	2,890	41,471
Vestas Wind Systems A/S, ADR (Denmark)	1,618	44,317
Total Industrials		319,299
Information Technology - 19.0%
AAC Technologies Holdings, Inc., ADR (China)	395	40,092
Advanced Semiconductor Engineering, Inc., ADR (Taiwan)	6,482	38,309
Capgemini, S.A., ADR (France)	842	41,199
Check Point Software Technologies, Ltd. (Israel)*	529	41,056
Infineon Technologies AG, ADR (Germany)	2,317	41,196
Murata Manufacturing Co., Ltd., ADR (Japan)[1]	1,300	42,201
NetEase, Inc., ADR (China)	188	45,267
NXP Semiconductors N.V. (Netherlands)*	465	47,435
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	1,369	41,878
Wipro, Ltd., ADR (India)[1]	3,491	33,898
Total Information Technology		412,531
Materials - 5.8%
Akzo Nobel NV, Sponsored ADR (Netherlands)	1,844	41,656
Arkema, S.A., Sponsored ADR (France)	454	41,999
Toray Industries, Inc., ADR (Japan)	2,141	41,685
Total Materials		125,340
Real Estate - 3.6%
Colliers International Group, Inc. (Canada)	923	38,831
Unibail-Rodamco SE, ADR (France)	1,470	39,469
Total Real Estate		78,300
Telecommunication Services - 9.0%
Bezeq The Israeli Telecommunication Corp., Ltd., ADR (Iceland)	4,100	38,540
China Mobile, Ltd., Sponsored ADR (Hong Kong)	637	39,188
KDDI Corp., ADR (Japan)	2,520	38,934
Nippon Telegraph & Telephone Corp., ADR (Japan)	832	38,114
SK Telecom Co., Ltd., Sponsored ADR (South Korea)	1,782	40,273
Total Telecommunication Services		195,049
Utilities - 1.6%
Korea Electric Power Corp., Sponsored ADR (South Korea)	1,453	35,424
Total Common Stocks (cost $2,020,355)		2,166,352

The accompanying notes are an integral part of these financial statements.

3

AMG Renaissance International Equity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 4.6%
Repurchase Agreements - 4.5%[2]
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540% total to be received $97,706 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $99,656)	$97,702	$97,702

	Shares
Other Investment Companies - 0.1%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	2,583	2,583
Total Short-Term Investments (cost $100,285)		100,285

Value
Total Investments - 104.3%
(cost $2,120,640)	$2,266,637
Other Assets, less Liabilities - (4.3)%	(93,356)
Net Assets - 100.0%	$2,173,281

The accompanying notes are an integral part of these financial statements.

4

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Renaissance Large Cap Growth Fund	$66,233,895	$5,572,815	$(1,913,432)	$3,659,383
AMG Renaissance International Equity Fund	2,127,295	178,656	(39,314)	139,342

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of September 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Renaissance Large Cap Growth Fund	$985,079	1.4%
AMG Renaissance International Equity Fund	95,719	4.4%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[3]	Yield shown represents the September 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

5

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Renaissance International Equity Fund†	MSCI ACWI ex USA
Australia	0.0%	5.1%
Austria	0.0%	0.1%
Belgium	0.0%	1.0%
Bermuda	1.8%	0.0%
Brazil	0.0%	1.7%
Canada	7.7%	6.7%
Chile	0.0%	0.3%
China	7.4%	6.2%
Colombia	0.0%	0.1%
Czech Republic	0.0%	0.0%#
Denmark	3.8%	1.2%
Egypt	0.0%	0.0%#
Finland	0.0%	0.7%
France	9.5%	6.8%
Germany	3.8%	6.3%
Greece	0.0%	0.1%
Hong Kong	3.7%	2.5%
Hungary	0.0%	0.1%
Iceland	1.8%	0.0%
India	3.4%	2.0%
Indonesia	0.0%	0.6%
Ireland	7.3%	0.3%
Israel	3.5%	0.5%
Italy	0.0%	1.3%

Country	AMG Renaissance International Equity Fund†	MSCI ACWI ex USA
Japan	15.1%	16.7%
Malaysia	0.0%	0.6%
Mexico	3.3%	0.9%
Netherlands	7.7%	2.4%
New Zealand	0.0%	0.1%
Norway	0.0%	0.5%
Peru	0.0%	0.1%
Philippines	0.0%	0.3%
Poland	0.0%	0.3%
Portugal	0.0%	0.1%
Qatar	0.0%	0.2%
Russia	0.0%	0.8%
Singapore	1.9%	0.9%
South Africa	0.0%	1.7%
South Korea	3.5%	3.4%
Spain	0.0%	2.1%
Sweden	0.0%	2.0%
Switzerland	0.0%	6.3%
Taiwan	3.7%	2.8%
Thailand	1.7%	0.5%
Turkey	1.9%	0.3%
United Arab Emirates	0.0%	0.2%
United Kingdom	3.8%	13.2%
United States	3.7%	0.0%

	100.0%	100.0%

†	As a percentage of total long-term investments on September 30, 2016.
#	Less than 0.05%.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives

6

Notes to Schedules of Portfolio Investments (continued)

from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

7

Notes to Schedules of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Funds’ investments by the fair value hierarchy levels as of September 30, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Renaissance Large Cap Growth Fund
Investments in Securities
Common Stocks†	$68,559,443	—	—	$68,559,443
Short-Term Investments
Repurchase Agreements	—	$989,592	—	989,592
Other Investment Companies	344,244	—	—	344,244

Total Investments in Securities	$68,903,687	$989,592	—	$69,893,279

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Renaissance International Equity Fund
Investments in Securities
Common Stocks†	$2,166,352	—	—	$2,166,352
Short-Term Investments
Repurchase Agreements	—	$97,702	—	97,702
Other Investment Companies	2,583	—	—	2,583

Total Investments in Securities	$2,168,935	$97,702	—	$2,266,637

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of September 30, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of an ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

PLC: Public Limited Company.

8

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Shares	Value
Common Stocks - 97.8%
Consumer Discretionary - 15.7%
Bright Horizons Family Solutions, Inc.*	300,066	$20,071,415
Burlington Stores, Inc.*	147,205	11,926,549
Cable One, Inc.	28,561	16,679,624
Chegg, Inc.*,1	831,400	5,894,626
G-III Apparel Group, Ltd.*	345,094	10,059,490
Global Eagle Entertainment, Inc.*	485,000	4,030,350
Hibbett Sports, Inc.*,1	313,012	12,489,179
IMAX Corp.*,1	500,091	14,487,636
Lithia Motors, Inc., Class A1	145,052	13,855,367
Monro Muffler Brake, Inc.	385,045	23,553,203
Nord Anglia Education, Inc.*,[1]	466,302	10,156,058
Ollie’s Bargain Outlet Holdings, Inc.*,1	400,824	10,505,597
Sportsman’s Warehouse Holdings, Inc.*	465,022	4,892,031
William Lyon Homes, Class A*	440,022	8,162,408
Total Consumer Discretionary		166,763,533
Consumer Staples - 0.7%
Inter Parfums, Inc.	223,688	7,218,412
Energy - 3.0%
Gulfport Energy Corp.*	411,342	11,620,411
Matador Resources Co.*,1	340,024	8,276,184
PDC Energy, Inc.*	175,095	11,741,871
Total Energy		31,638,466
Financials - 2.2%
AMERISAFE, Inc.	79,052	4,646,677
ProAssurance Corp.	183,400	9,624,832
WisdomTree Investments, Inc.[1]	870,495	8,957,394
Total Financials		23,228,903
Health Care - 15.8%
Amedisys, Inc.*	101,200	4,800,928
American Renal Associates Holdings, Inc.*	295,004	5,389,723
ARIAD Pharmaceuticals, Inc.*,1	560,000	7,666,400
Cempra, Inc.*,1	264,273	6,395,407
Civitas Solutions, Inc.*	520,066	9,496,405
Cynosure, Inc., Class A*	121,259	6,176,933
DBV Technologies, S.A. Sponsored ADR*	161,128	5,853,780
Dermira, Inc.*	310,068	10,486,500
Diplomat Pharmacy, Inc.*,1	384,079	10,758,053
Endologix, Inc.*,1	760,010	9,728,128
Evolent Health, Inc., Class A*,1	265,012	6,524,595

	Shares	Value
Globus Medical, Inc., Class A*	380,059	$8,577,932
Horizon Pharma PLC*,1	317,200	5,750,836
Inogen, Inc.*	180,057	10,785,414
Intra-Cellular Therapies, Inc.*,1	225,037	3,429,564
K2M Group Holdings, Inc.*,1	369,980	6,578,244
PRA Health Sciences, Inc.*	316,033	17,859,025
Press Ganey Holdings, Inc.*	62,800	2,537,120
Repligen Corp.*	179,000	5,404,010
Surgical Care Affiliates, Inc.*	237,037	11,557,924
Team Health Holdings, Inc.*	377,069	12,277,367
Total Health Care		168,034,288
Industrials - 25.2%
The Advisory Board Co.*	385,000	17,224,900
Albany International Corp., Class A	491,017	20,809,300
Allegiant Travel Co.	100,030	13,210,962
Beacon Roofing Supply, Inc.*	98,790	4,156,095
CEB, Inc.	180,695	9,842,457
EMCOR Group, Inc.	160,064	9,543,016
Exponent, Inc.	215,000	10,977,900
G&K Services, Inc., Class A	64,100	6,120,909
Healthcare Services Group, Inc.	292,073	11,560,249
Huron Consulting Group, Inc.*	183,376	10,958,550
ICF International, Inc.*	178,076	7,892,328
KBR, Inc.	617,285	9,339,522
Knight Transportation, Inc.	480,072	13,773,266
Milacron Holdings Corp.*	650,061	10,374,974
On Assignment, Inc.*	649,302	23,563,170
Orbital ATK, Inc.	180,018	13,722,772
Proto Labs, Inc.*,1	151,900	9,100,329
RBC Bearings, Inc.*	135,096	10,332,142
Rexnord Corp.*	611,430	13,090,716
TriNet Group, Inc.*	365,356	7,902,650
WageWorks, Inc.*	275,024	16,751,712
Watts Water Technologies, Inc., Class A	110,000	7,132,400
WESCO International, Inc.*,1	63,449	3,901,479
West Corp.	340,059	7,508,503
Total Industrials		268,790,301
Information Technology - 27.7%
2U, Inc.*,1	377,080	14,438,393
Blackbaud, Inc.	157,000	10,415,380
Blackhawk Network Holdings, Inc.*	324,365	9,786,092

1

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 27.7% (continued)
BroadSoft, Inc.*	180,034	$8,380,583
Cardtronics PLC., Class A*	201,504	8,987,078
comScore, Inc.*	170,000	5,212,200
Electronics For Imaging, Inc.*	136,200	6,662,904
Envestnet, Inc.*	420,032	15,310,166
ExlService Holdings, Inc.*	365,539	18,218,464
Fair Isaac Corp.	93,380	11,634,214
FARO Technologies, Inc.*	140,006	5,033,216
j2 Global, Inc.	275,057	18,321,547
Littelfuse, Inc.	90,005	11,593,544
MACOM Technology Solutions Holdings, Inc.*	315,000	13,337,100
MAXIMUS, Inc.	236,560	13,379,834
MKS Instruments, Inc.	440,000	21,881,200
NIC, Inc.	550,019	12,925,446
Paycom Software, Inc.*,1	335,000	16,793,550
Q2 Holdings, Inc.*	520,602	14,920,453
Science Applications International Corp.	205,033	14,223,139
The Ultimate Software Group, Inc.*	105,505	21,564,167
WEX, Inc.*	205,045	22,163,314
Total Information Technology		295,181,984
Materials - 2.6%
PolyOne Corp.	497,068	16,805,869
Summit Materials, Inc., Class A*	612,137	11,355,141
Total Materials		28,161,010
Real Estate - 3.3%
HFF, Inc., Class A	485,053	13,431,118
Kennedy-Wilson Holdings, Inc.	860,058	19,394,308
National Storage Affiliates Trust	135,900	2,845,746
Total Real Estate		35,671,172
Telecommunication Services - 1.6%
Cogent Communications Holdings, Inc.	250,082	9,205,518
Shenandoah Telecommunications Co.	280,000	7,618,800
Total Telecommunication Services		16,824,318
Total Common Stocks (cost $802,024,223)		1,041,512,387

	Principal Amount	Value
Short-Term Investments - 12.7%
Repurchase Agreements - 10.0%[2]
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540% total to be received $25,288,428 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $25,793,036)	$25,287,290	$25,287,290
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.520% total to be received $25,288,386 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 10/13/16 - 09/09/49, totaling $25,793,036)	25,287,290	25,287,290
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.500% total to be received $5,309,681 (collateralized by various U.S. Government Agency Obligations, 2.140% - 6.000%, 03/01/26 - 09/01/46, totaling $5,415,649)	5,309,460	5,309,460
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.520% total to be received $25,288,386 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 04/15/17 - 02/20/63, totaling $25,793,036)	25,287,290	25,287,290
State of Wisconsin Investment Board, dated 09/30/16, due 10/03/16, 0.600% total to be received $25,301,265 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.375%, 04/15/18 - 09/09/49, totaling $25,807,211)	25,300,000	25,300,000
Total Repurchase Agreements		106,471,330

	Shares
Other Investment Companies - 2.7%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	29,022,842	29,022,842
Total Short-Term Investments (cost $135,494,172)		135,494,172
Total Investments - 110.5% (cost $937,518,395)		1,177,006,559
Other Assets, less Liabilities - (10.5)%		(111,389,190)
Net Assets - 100.0%		$1,065,617,369

2

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Shares	Value
Common Stocks - 98.2%
Consumer Discretionary - 13.3%
Dollar Tree, Inc.*	385,500	$30,427,515
Domino’s Pizza, Inc.	169,900	25,799,315
Foot Locker, Inc.	276,100	18,697,492
Hanesbrands, Inc.	963,500	24,328,375
O’Reilly Automotive, Inc.*	120,550	33,767,260
Pool Corp.	199,100	18,818,932
Ross Stores, Inc.	424,700	27,308,210
ServiceMaster Global Holdings, Inc.*	607,275	20,453,022
Tempur Sealy International, Inc.*,1	183,550	10,414,627
Tractor Supply Co.	261,000	17,578,350
Williams-Sonoma, Inc.[1]	203,600	10,399,888
Wyndham Worldwide Corp.	291,500	19,626,695
Total Consumer Discretionary		257,619,681
Consumer Staples - 2.5%
Brown-Forman Corp., Class B	320,600	15,209,264
Church & Dwight Co., Inc.	369,000	17,682,480
Sprouts Farmers Market, Inc.*,1	746,300	15,411,095
Total Consumer Staples		48,302,839
Energy - 1.6%
Cimarex Energy Co.	114,200	15,345,054
Range Resources Corp.	433,100	16,782,625
Total Energy		32,127,679
Financials - 9.9%
Allied World Assurance Co. Holdings AG	773,200	31,252,744
Apollo Global Management LLC, Class A	1,309,100	23,511,436
Assured Guaranty, Ltd.	875,700	24,300,675
Nasdaq, Inc.	289,900	19,579,846
RenaissanceRe Holdings, Ltd.	231,400	27,805,024
S&P Global, Inc.	363,100	45,953,936
SVB Financial Group*	178,600	19,742,444
Total Financials		192,146,105
Health Care - 10.9%
Boston Scientific Corp.*	1,247,600	29,692,880
Centene Corp.*	364,100	24,380,136
DaVita Inc.*	1,026,500	67,820,855
Envision Healthcare Holdings, Inc.*	274,725	6,118,126
Patheon NV*	485,600	14,388,328

	Shares	Value
Premier, Inc., Class A*	758,500	$24,529,890
Universal Health Services, Inc., Class B	220,400	27,157,688
Vertex Pharmaceuticals, Inc.*	206,100	17,973,981
Total Health Care		212,061,884
Industrials - 23.3%
AerCap Holdings N.V.*	625,100	24,060,099
AMETEK, Inc.	415,900	19,871,702
Avis Budget Group, Inc.*	587,050	20,082,981
Copart, Inc.*	447,900	23,989,524
Equifax, Inc.	395,300	53,199,474
Genesee & Wyoming, Inc., Class A*	307,500	21,202,125
Hexcel Corp.	500,750	22,183,225
Hubbell, Inc.	164,000	17,669,360
JB Hunt Transport Services, Inc.	266,500	21,623,810
L-3 Communications Holdings, Inc.	210,900	31,788,957
Lincoln Electric Holdings, Inc.	152,300	9,537,026
Nielson Holdings PLC	1,317,900	70,599,903
Rockwell Collins, Inc.	255,800	21,574,172
Ryanair Holdings PLC, Sponsored ADR	361,000	27,085,830
TransDigm Group, Inc.*	68,050	19,674,616
Verisk Analytics, Inc.*	260,650	21,185,632
WABCO Holdings, Inc.*	237,600	26,974,728
Total Industrials		452,303,164
Information Technology - 22.5%
Alliance Data Systems Corp.*	218,200	46,810,446
Amdocs, Ltd.	612,100	35,409,985
Amphenol Corp., Class A	384,700	24,974,724
Booz Allen Hamilton Holding Corp.	788,800	24,933,968
CoStar Group, Inc.*	98,200	21,263,246
Dolby Laboratories, Inc., Class A	353,500	19,191,515
Electronic Arts, Inc.*	278,100	23,749,740
Fidelity National Information Services, Inc.	305,550	23,536,516
FleetCor Technologies, Inc.*	140,500	24,409,065
Gartner, Inc.*	371,900	32,894,555
Global Payments, Inc.	423,700	32,523,212
NeuStar, Inc., Class A*,1	664,800	17,677,032
NXP Semiconductors N.V.*	203,000	20,708,030
SS&C Technologies Holdings, Inc.	697,000	22,408,550
Tyler Technologies, Inc.*	53,200	9,109,436

3

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 22.5% (continued)
Vantiv, Inc., Class A*	494,900	$27,848,023
Xilinx, Inc.	527,200	28,648,048
Total Information Technology		436,096,091
Materials - 6.6%
Ecolab, Inc.	216,700	26,376,724
International Flavors & Fragrances, Inc.	146,400	20,930,808
Martin Marietta Materials, Inc.	153,650	27,520,252
RPM International, Inc.	494,600	26,569,912
Sealed Air Corp.	582,200	26,676,404
Total Materials		128,074,100
Real Estate - 1.5%
CBRE Group, Inc., Class A*	1,027,900	28,760,642
Telecommunication Services - 6.1%
Level 3 Communications, Inc.*	334,100	15,495,558
SBA Communications Corp., Class A*	749,700	84,086,352
Zayo Group Holdings, Inc.*	628,700	18,678,677
Total Telecommunication Services		118,260,587
Total Common Stocks (cost $1,263,561,180)		1,905,752,772

	Principal Amount
Short-Term Investments - 5.1%
Repurchase Agreements - 1.7%[2]
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540% total to be received $7,963,688 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $8,122,597)	$7,963,330	7,963,330
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.520% total to be received $7,963,675 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 10/13/16 - 09/09/49, totaling $8,122,597)	7,963,330	7,963,330

	Principal Amount	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.500% total to be received $1,676,075 (collateralized by various U.S. Government Agency Obligations, 2.140% - 6.000%, 03/01/26 - 09/01/46, totaling $1,709,525)	$1,676,005	$1,676,005
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.520% total to be received $7,963,675 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 04/15/17 - 02/20/63, totaling $8,122,597)	7,963,330	7,963,330
State of Wisconsin Investment Board, dated 09/30/16, due 10/03/16, 0.600% total to be received $7,963,698 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.375%, 04/15/18 - 09/09/49, totaling $8,122,947)	7,963,300	7,963,300
Total Repurchase Agreements		33,529,295

	Shares
Other Investment Companies - 3.4%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	45,778,464	45,778,464
JPMorgan U.S. Government Money Market Fund, Captal Shares, 0.36%	20,140,963	20,140,963
Total Other Investment Companies		65,919,427
Total Short-Term Investments (cost $99,448,722)		99,448,722
Total Investments - 103.3% (cost $1,363,009,902)		2,005,201,494
Other Assets, less Liabilities - (3.3)%		(63,643,569)
Net Assets - 100.0%		$1,941,557,925

4

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Shares	Value
Common Stocks - 92.5%
Consumer Discretionary - 22.7%
ABC-Mart, Inc. (Japan)	29,100	$1,981,680
CTS Eventim AG & Co. KGaA (Germany)	39,212	1,394,572
Dalata Hotel Group PLC (Ireland)*	349,530	1,609,851
De’Longhi S.P.A. (Italy)	21,954	531,730
Don Quijote Holdings Co., Ltd. (Japan)	19,500	715,363
Greene King PLC (United Kingdom)	213,430	2,139,742
IDOM, Inc. (Japan)[1]	149,200	837,805
IMAX China Holding, Inc. (Hong Kong)*, (a)	109,100	536,859
Izumi Co., Ltd. (Japan)[1]	31,000	1,335,860
Moncler S.P.A. (Italy)	71,000	1,212,036
Samsonite International, S.A. (United States)	533,250	1,719,371
Skylark Co., Ltd. (Japan)	101,000	1,361,126
Start Today Co., Ltd. (Japan)	60,800	1,046,165
Yoox Net-A-Porter Group S.P.A. (Italy)*	38,375	1,189,341
Total Consumer Discretionary		17,611,501
Consumer Staples - 2.6%
Sugi Holdings Co., Ltd. (Japan)	37,330	2,030,861
Financials - 22.4%
Avanza Bank Holding AB (Sweden)[1]	36,400	1,437,868
Bolsas y Mercados Espanoles, S.A. (Spain)[1]	17,300	514,226
Challenger, Ltd. (Australia)	249,015	1,949,969
Credito Real, S.A.B. de C.V. (Mexico)	270,664	464,840
FinecoBank Banca Fineco S.P.A. (Italy)	249,200	1,444,698
GRENKE AG (Germany)	1,675	321,965
Hoist Finance AB (Sweden)(a)	117,100	1,126,119
Indiabulls Housing Finance, Ltd. (India)	118,750	1,479,199
Jupiter Fund Management PLC (United Kingdom)	234,400	1,292,309
kabu.com Securities Co., Ltd. (Japan)	154,700	520,844
Nihon M&A Center, Inc. (Japan)	19,600	607,246
Qualitas Controladora SAB de CV (Mexico)	368,925	556,915
Shriram Transport Finance Co., Ltd. (India)	82,525	1,442,918
St. James’s Place PLC (United Kingdom)	40,867	501,643
Steadfast Group, Ltd. (Australia)	446,800	783,568
Tamburi Investment Partners S.P.A (Italy)[1]	154,000	621,630
Topdanmark A/S (Denmark)*	35,050	983,533
Zenkoku Hosho Co., Ltd. (Japan)	32,300	1,340,025
Total Financials		17,389,515

	Shares	Value
Health Care - 8.4%
Amplifon S.P.A. (Italy)	143,300	$1,471,355
DiaSorin S.P.A. (Italy)	5,425	348,693
Eurofins Scientific SE (Luxembourg)	2,400	1,090,271
Korian, S.A. (France)	44,400	1,428,992
Miraca Holdings, Inc. (Japan)	18,130	904,026
Orpea (France)	6,380	565,471
Recipharm AB, B Shares (Sweden)[1]	44,420	724,903
Total Health Care		6,533,711
Industrials - 20.0%
AirAsia BHD (Malaysia)	927,000	626,428
Alimak Group AB (Sweden)(a),[1]	42,300	435,683
Bossard Holding AG (Switzerland)	4,435	584,123
Daetwyler Holding AG (Switzerland)	3,884	559,712
Diploma PLC (United Kingdom)	73,925	842,234
Interpump Group S.P.A. (Italy)	83,550	1,423,807
IPH, Ltd. (Australia)	145,000	633,938
KION Group AG (Germany)	32,700	2,118,759
LISI (France)	16,390	453,483
Melrose Industries PLC (United Kingdom)	652,082	1,473,821
Nabtesco Corp. (Japan)	33,400	946,243
Norma Group SE (Germany)	8,365	430,640
Palfinger AG (Austria)	14,640	424,976
Polypipe Group PLC (United Kingdom)	183,500	667,861
Prosegur Cia de Seguridad, S.A. (Spain)	128,710	898,498
Rotork PLC (United Kingdom)	129,000	352,732
Stabilus, S.A. (Luxembourg)*	8,600	484,009
Teleperformance (France)	20,600	2,197,436
Total Industrials		15,554,383
Information Technology - 12.2%
Altran Technologies SA (France)	150,450	2,224,831
Datalogic S.P.A (Italy)	56,800	1,212,325
Horiba, Ltd. (Japan)	46,095	2,271,182
Link Administration Holdings, Ltd. (Australia)	129,300	820,055
Optex Co., Ltd. (Japan)	24,700	587,376
RIB Software AG (Germany)[1]	48,400	596,332
SimCorp A/S (Denmark)[1]	23,900	1,386,703
Telit Communications PLC (United Kingdom)	104,325	365,094
Total Information Technology		9,463,898

5

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 1.9%
Frutarom Industries, Ltd. (Israel)	6,520	$342,983
RPC Group PLC (United Kingdom)	89,000	1,105,984
Total Materials		1,448,967
Real Estate - 2.3%
Kennedy Wilson Europe Real Estate PLC (United Kingdom)[1]	138,900	1,806,760
Total Common Stocks (cost $67,156,620)		71,839,596
Exchange Traded Funds - 2.0%
SPDR S&P International Small Cap (United States)[1] (cost $1,564,661)	51,000	1,599,870
Warrants - 0.0%#
Financials - 0.0%#
Tamburi Investment Partners S.P.A., 06/30/20 (Italy)* (cost $4,659)	19,125	9,238

	Principal Amount
Short-Term Investments - 22.7%
Repurchase Agreements - 3.6%[2]
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540% total to be received $1,000,045 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $1,020,000)	$1,000,000	1,000,000

	Principal Amount	Value
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.520% total to be received $796,988 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 10/13/16 - 09/09/49, totaling $812,892)	$796,953	$796,953
State of Wisconsin Investment Board, dated 09/30/16, due 10/03/16, 0.600% total to be received $1,000,050 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.375%, 04/15/18 - 09/09/49, totaling $1,020,048)	1,000,000	1,000,000
Total Repurchase Agreements		2,796,953

	Shares
Other Investment Companies - 19.1%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	14,827,634	14,827,634
Total Short-Term Investments (cost $17,624,587)		17,624,587
Total Investments - 117.2% (cost $86,350,527)		91,073,291
Other Assets, less Liabilities - (17.2)%		(13,383,551)
Net Assets - 100.0%		$77,689,740

6

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG TimesSquare Small Cap Growth Fund	$943,290,266	$265,126,473	$(31,410,180)	$233,716,293
AMG TimesSquare Mid Cap Growth Fund	1,382,358,695	646,248,027	(23,405,228)	622,842,799
AMG TimesSquare International Small Cap Fund	86,578,606	7,034,934	(2,540,249)	4,494,685

*	Non-income producing security.

#	Rounds to less than 0.1%.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG TimesSquare International Small Cap Fund	$2,098,661	2.7%

[1]	Some or all of these shares were out on loan to various brokers as of September 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG TimesSquare Small Cap Growth Fund	$96,269,741	9.0%
AMG TimesSquare Mid Cap Growth Fund	33,223,240	1.7%
AMG TimesSquare International Small Cap Fund	2,689,998	3.5%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[3]	Yield shown represents the September 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

7

Notes to Schedules of Portfolio Investments (continued)

Country	AMG TimesSquare International Small Cap Fund†	MSCI EAFE Small Cap Index
Australia	5.7%	6.6%
Austria	0.6%	0.9%
Belgium	0.0%	1.9%
Denmark	3.2%	1.5%
Finland	0.0%	1.6%
France	9.4%	4.6%
Germany	6.6%	6.4%
Hong Kong	0.7%	2.6%
India	4.0%	0.0%
Ireland	2.2%	0.9%
Israel	0.5%	1.4%
Italy	12.9%	3.4%

Japan	22.4%	31.6%

Luxembourg	2.1%	0.0%

Country	AMG TimesSquare International Small Cap Fund†	MSCI EAFE Small Cap Index
Malaysia	0.9%	0.0%
Mexico	1.4%	0.0%
Netherlands	0.0%	1.8%
New Zealand	0.0%	1.2%
Norway	0.0%	1.6%
Portugal	0.0%	0.3%
Singapore	0.0%	1.9%
Spain	1.9%	2.5%
Sweden	5.1%	5.3%
Switzerland	1.6%	4.5%
United Kingdom	14.3%	17.5%
United States	4.5%	0.0%

	100.0%	100.0%

†	As a percentage of total long-term investments as of September 30, 2016.

8

Notes to Schedules of Portfolio Investments (continued)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g.,debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

9

Notes to Schedules of Portfolio Investments (continued)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the inputs used to value the Funds’ investments by the fair value hierarchy levels as of September 30, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Small Cap Growth Fund
Investments in Securities
Common Stocks†	$1,041,512,387	—	—	$1,041,512,387
Short-Term Investments
Repurchase Agreements	—	$106,471,330	—	106,471,330
Other Investment Companies	29,022,842	—	—	29,022,842

Total Investments in Securities	$1,070,535,229	$106,471,330	—	$1,177,006,559

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$1,905,752,772	—	—	$1,905,752,772
Short-Term Investments
Repurchase Agreements	—	$33,529,295	—	33,529,295
Other Investment Companies	65,919,427	—	—	65,919,427

Total Investments in Securities	$1,971,672,199	$33,529,295	—	$2,005,201,494

10

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare International Small Cap Fund
Investments in Securities
Common Stocks
Consumer Discretionary	$1,609,851	$16,001,650	—	$17,611,501
Financials	2,147,874	15,241,641	—	17,389,515
Industrials	3,007,299	12,547,084	—	15,554,383
Information Technology	1,577,419	7,886,479	—	9,463,898
Health Care	724,903	5,808,808	—	6,533,711
Consumer Staples	—	2,030,861	—	2,030,861
Real Estate	—	1,806,760	—	1,806,760
Materials	—	1,448,967	—	1,448,967
Exchange Traded Funds	1,599,870	—	—	1,599,870
Warrants	9,238	—	—	9,238
Short-Term Investments
Repurchase Agreements	—	2,796,953	—	2,796,953
Other Investment Companies	14,827,634	—	—	14,827,634

Total Investments in Securities	$25,504,088	$65,569,203	—	$91,073,291

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of September 30, 2016, AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare Mid Cap Growth Fund had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

As of September 30, 2016, the AMG TimesSquare International Small Cap Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$1,715,266	$(248,151)	$248,151	$(1,715,266)

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

SPDR: Standard & Poor’s Depositary Receipt.
PLC: Public Limited Company

11

AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Shares	Value
Common Stocks - 98.0%
Consumer Discretionary - 16.7%
Aaron’s, Inc.	1,002,200	$25,475,924
Brunswick Corp.	545,400	26,604,612
Chico’s FAS, Inc.	1,199,700	14,276,430
The Children’s Place, Inc.	294,400	23,513,728
Deckers Outdoor Corp.*	387,300	23,063,715
Drew Industries, Inc.	143,550	14,070,771
Gildan Activewear, Inc.	470,400	13,147,680
Hibbett Sports, Inc.*,1	579,500	23,122,050
La-Z-Boy, Inc.	859,000	21,097,040
MDC Partners, Inc., Class A	1,177,692	12,624,858
Signet Jewelers, Ltd.[1]	223,100	16,627,643
Winnebago Industries, Inc.	602,100	14,191,497
Total Consumer Discretionary		227,815,948
Financials - 21.3%
BancorpSouth, Inc.	1,152,200	26,731,040
Brookline Bancorp, Inc.	1,240,800	15,125,352
Essent Group, Ltd.*	818,050	21,768,310
First Busey Corp.	1,142,557	25,821,788
First Midwest Bancorp, Inc.	1,073,904	20,790,781
Greenhill & Co., Inc.	1,084,000	25,549,880
Hope Bancorp, Inc.	1,355,600	23,546,772
Infinity Property & Casualty Corp.	290,300	23,987,489
Janus Capital Group, Inc.	1,340,755	18,783,978
Reinsurance Group of America, Inc.	259,047	27,961,533
Sterling Bancorp	1,200,020	21,000,350
UMB Financial Corp.	298,600	17,751,770
Umpqua Holdings Corp.	1,423,514	21,423,886
Total Financials		290,242,929
Health Care - 6.7%
AMN Healthcare Services, Inc.*	510,000	16,253,700
Cross Country Healthcare, Inc.*	1,843,889	21,721,012
The Ensign Group, Inc.	809,800	16,301,274
The Providence Service Corp.*	395,400	19,228,302
Teleflex, Inc.	105,050	17,653,653
Total Health Care		91,157,941
Industrials - 26.4%
BMC Stock Holdings, Inc.*	1,230,920	21,824,212
Caesarstone, Ltd.*	613,600	23,138,856
CBIZ, Inc.*	2,128,675	23,819,873

	Shares	Value
CEB, Inc.	231,800	$12,626,146
Columbus McKinnon Corp.	627,250	11,190,140
EnPro Industries, Inc.	245,100	13,926,582
Generac Holdings, Inc.*	429,500	15,590,850
Granite Construction, Inc.	346,300	17,224,962
Hillenbrand, Inc.	465,200	14,718,928
ICF International, Inc.*	460,900	20,427,088
Knoll, Inc.	947,300	21,645,805
Korn/Ferry International	668,100	14,030,100
ManpowerGroup, Inc.	312,400	22,574,024
McGrath RentCorp	477,800	15,151,038
Mueller Water Products, Inc., Class A	1,684,400	21,139,220
NN, Inc.	1,026,000	18,724,500
Steelcase, Inc., Class A	1,644,300	22,839,327
Swift Transportation Co.*,1	906,800	19,468,996
TriMas Corp.*	1,016,200	18,911,482
Triumph Group, Inc.	363,400	10,131,592
Total Industrials		359,103,721
Information Technology - 18.1%
ADTRAN, Inc.	906,800	17,356,152
Belden, Inc.	308,900	21,311,011
Benchmark Electronics, Inc.*	751,989	18,762,126
Entegris, Inc.*	1,303,900	22,713,938
EVERTEC, Inc.	893,100	14,986,218
Knowles Corp.*,1	995,400	13,985,370
NetScout Systems, Inc.*	803,600	23,505,300
Perficient, Inc.*	874,300	17,617,145
Sanmina Corp.*	763,610	21,739,977
Veeco Instruments, Inc.*	673,400	13,218,842
Virtusa Corp.*	548,700	13,541,916
WNS Holdings, Ltd., ADR*	766,100	22,944,695
Xcerra Corp.*	1,649,906	9,998,430
Zebra Technologies Corp., Class A*	218,200	15,188,902
Total Information Technology		246,870,022
Materials - 8.8%
Berry Plastics Group, Inc.*	468,200	20,530,570
Ferro Corp.*	1,721,100	23,768,391
Headwaters, Inc.*	1,117,100	18,901,332
Ingevity Corp.*	186,500	8,597,650
Minerals Technologies, Inc.	359,400	25,405,986

1

AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 8.8% (continued)
PH Glatfelter Co.	1,049,301	$22,748,846
Total Materials		119,952,775
Total Common Stocks (cost $1,203,479,054)		1,335,143,336

	Principal Amount
Short-Term Investments - 5.0%
Repurchase Agreements - 2.5%[2]
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540% total to be received $8,111,934 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $8,273,800)	$8,111,569	8,111,569
Citibank N.A., dated 09/30/16, due 10/03/16, 0.520% total to be received $1,707,264 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 11/15/16 - 09/09/49, totaling $1,741,334)	1,707,190	1,707,190
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.520% total to be received $8,111,921 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 10/13/16 - 09/09/49, totaling $8,273,800)	8,111,569	8,111,569

	Principal Amount	Value
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.520% total to be received $8,111,921 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 04/15/17 - 02/20/63, totaling $8,273,800)	$8,111,569	$8,111,569
State of Wisconsin Investment Board, dated 09/30/16, due 10/03/16, 0.600% total to be received $8,112,006 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.375%, 04/15/18 - 09/09/49, totaling $8,274,220)	8,111,600	8,111,600
Total Repurchase Agreements		34,153,497

	Shares
Other Investment Companies - 2.5%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	33,280,681	33,280,681
Total Short-Term Investments (cost $67,434,178)		67,434,178
Total Investments - 103.0% (cost $1,270,913,232)		1,402,577,514
Other Assets, less Liabilities - (3.0)%		(40,419,721)
Net Assets - 100.0%		$1,362,157,793

2

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $1,272,184,304 for federal income tax purposes at September 30, 2016, the aggregate gross unrealized appreciation and depreciation were $206,308,622 and $75,915,412, respectively, resulting in net unrealized appreciation of investments of $130,393,210.

*	Non-income producing security.

[1]	Some or all of these shares, amounting to a market value of $33,800,777, or 2.5% of net assets, were out on loan to various brokers.

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[3]	Yield shown represents the September 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

3

Notes to Schedules of Portfolio Investments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Common Stocks†	$1,335,143,336	—	—	$1,335,143,336
Short-Term Investments
Repurchase Agreements	—	$34,153,497	—	34,153,497
Other Investment Companies	33,280,681	—	—	33,280,681

Total Investments in Securities	$1,368,424,017	$34,153,497	—	$1,402,577,514

†	All common stocks held in the Fund are level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of September 30, 2016, the Fund had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

4

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Shares	Value
Common Stocks - 77.3%
Consumer Discretionary - 18.8%
America’s Car-Mart, Inc. (United States) *,1	22,300	$811,497
Automodular Corp. (Canada)*	88,406	167,789
BrainJuicer Group PLC (United Kingdom)	2,500	16,445
Marshall Motor Holdings PLC (United Kingdom)[1]	100,000	204,791
Reading International, Inc., Class A (United States)*	18,474	246,628
Retail Holdings N.V. (Curacao)	44,000	638,000
Sotsu Co., Ltd. (Japan)	14,500	321,873
Texhong Textile Group, Ltd. (Hong Kong)	548,000	734,745
Twenty-First Century Fox, Inc., Class A (United States)	33,500	811,370
Total Consumer Discretionary		3,953,138
Consumer Staples - 1.4%
Amsterdam Commodities N.V. (Netherlands)	8,000	199,104
Sapporo Clinical Laboratory, Inc. (Japan)	9,000	89,729
Total Consumer Staples		288,833
Energy - 10.3%
Hargreaves Services PLC (United Kingdom)	278,682	688,108
Lamprell PLC (United Arab Emirates)*	785,586	702,580
Pardee Resources Co., Inc. (United States)	4,575	764,025
Total Energy		2,154,713
Financials - 12.3%
Gruppo MutuiOnline S.P.A. (Italy)	30,000	250,103
IMF Bentham, Ltd. (Australia)	900,040	1,278,181
Interactive Brokers Group, Inc., Class A (United States)	2,500	88,175
Lai Sun Development Co., Ltd. (Hong Kong)	17,500,000	352,272
Spice Private Equity AG (Switzerland)*	23,500	617,482
Total Financials		2,586,213
Health Care - 3.8%
Immunodiagnostic Systems Holdings PLC (United Kingdom)	151,000	381,901
Stallergenes Greer PLC (United Kingdom)*,1	13,000	411,822
Total Health Care		793,723
Industrials - 17.6%
Aggreko PLC (United Kingdom)	22,500	277,390
Catering International Services (France)	27,891	421,409
CMI, Ltd. (Australia)	450,000	359,058
Emeco Holdings, Ltd. (Australia)*	2,000,585	93,400
Judges Scientific PLC (United Kingdom)	9,000	151,043

	Shares	Value
Mitani Corp. (Japan)	17,000	$515,833
NAC Co., Ltd. (Japan)	5,000	43,326
Nam Lee Pressed Metal Industries, Ltd. (Singapore)	390,000	114,395
Ocean Wilsons Holdings, Ltd. (Bermuda)	58,500	746,870
Oliver Corp. (Japan)	7,000	98,092
Preformed Line Products Co. (United States)	1,500	63,255
Raven Industries, Inc. (United States)	10,000	230,300
Rocky Mountain Dealerships, Inc. (Canada)[1]	33,000	234,933
Utoc Corp. (Japan)	33,600	108,428
Valmont Industries, Inc. (United States)	1,800	242,226
Total Industrials		3,699,958
Information Technology - 9.1%
Computer Services, Inc. (United States)	27,539	1,049,236
MOCON, Inc. (United States)	34,000	533,800
Tessi, S.A. (France)	2,064	324,605
Total Information Technology		1,907,641
Materials - 3.5%
Agro-Kanesho Co., Ltd. (Japan)[1]	10,800	120,140
Master Drilling Group, Ltd. (South Africa)*	380,000	401,530
SK Kaken Co., Ltd. (Japan)	2,000	203,540
Total Materials		725,210
Utilities - 0.5%
Maxim Power Corp. (Canada)*,1	42,200	104,539
Total Common Stocks (cost $17,496,180)		16,213,968
Preferred Stocks - 8.2%
Consumer Discretionary - 0.9%
Daekyo Co., Ltd., 4.730% (South Korea)	22,000	104,472
Nexen Corp., 1.320% (South Korea)	19,000	78,063
Total Consumer Discretionary		182,535
Industrials - 0.8%
Daelim Industrial Co., Ltd., 1.210% (South Korea)	2,600	65,898
Sebang Co., Ltd., 2.160% (South Korea)	13,300	100,688
Total Industrials		166,586
Information Technology - 6.5%
Daeduck GDS Co., Ltd., 4.210% (South Korea)	10,705	71,509
Samsung Electronics Co., Ltd., 1.670% (South Korea)	1,100	1,292,281
Total Information Technology		1,363,790
Total Preferred Stocks (cost $1,488,901)		1,712,911

1

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Corporate Bonds and Notes - 8.2%
Industrials - 8.2%
Emeco Pty, Ltd., 9.875%, 03/15/19 (Australia)(a)	$2,500,000	$1,725,000
Total Corporate Bonds and Notes (cost $1,912,888)		1,725,000
Short-Term Investments - 7.5%
Repurchase Agreements - 1.4%[2]
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540%, total to be received $292,443 (collateralized by various U.S. Government Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $298,279)	292,430	292,430

	Shares	Value
Other Investment Companies - 6.1%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	1,267,163	$1,267,163
Total Short-Term Investments (cost $1,559,593)		1,559,593
Total Investments - 101.2% (cost $22,457,562)		21,211,472
Other Assets, less Liabilities - (1.2)%		(242,614)
Net Assets - 100.0%		$20,968,858

2

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $22,491,842 for federal income tax purposes at September 30, 2016, the aggregate gross unrealized appreciation and depreciation were $1,981,349 and $3,261,719, respectively, resulting in net unrealized depreciation of investments of $1,280,370.

*	Non-income producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2016, the value of this security amounted to $1,725,000 or 8.2% of net assets.

[1]	Some or all of these securities were out on loan to various brokers as of September 30, 2016, amounting to:

Fund	Market Value	% of Net Assets
AMG Yacktman Special Opportunities Fund	$213,005	1.0%

2 Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

3 Yield shown represents the September 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Country	AMG Yacktman Special Opportunities Fund†	MSCI ACWI All Cap Index
Australia	17.6%	2.5%
Austria	0.0%	0.1%
Belgium	0.0%	0.5%
Bermuda	3.8%	0.0%
Brazil	0.0%	0.7%
Canada	2.6%	3.3%
Chile	0.0%	0.1%
China	0.0%	2.9%
Curacao	3.3%	0.0%
Denmark	0.0%	0.6%
Finland	0.0%	0.4%
France	3.8%	3.0%
Germany	0.0%	2.9%
Hong Kong	5.5%	1.2%
India	0.0%	1.0%
Indonesia	0.0%	0.3%
Ireland	0.0%	0.2%
Israel	0.0%	0.3%
Italy	1.3%	0.7%
Japan	7.6%	8.5%
Malaysia	0.0%	0.3%
Mexico	0.0%	0.4%
Netherlands	1.0%	1.0%
New Zealand	0.0%	0.1%
Norway	0.0%	0.3%
Philippines	0.0%	0.1%
Poland	0.0%	0.1%
Portugal	0.0%	0.1%

Country	AMG Yacktman Special Opportunities Fund†	MSCI ACWI All Cap Index
Qatar	0.0%	0.1%
Russia	0.0%	0.3%
Singapore	0.6%	0.5%
South Africa	2.0%	0.7%
South Korea	8.7%	1.7%
Spain	0.0%	1.0%
Sweden	0.0%	1.1%
Switzerland	3.1%	2.8%
Taiwan	0.0%	1.4%
Thailand	0.0%	0.2%
Turkey	0.0%	0.1%
United Arab Emirates	3.6%	0.1%
United Kingdom	10.9%	6.2%
United States	24.6%	52.2%
	100.0%	100.0%

†	As a percentage of long-term investments as of September 30, 2016.

3

Notes to Schedule of Portfolio Investments (continued)

INVESTMENTS ABBREVIATION:

PLC:	Public Limited Company

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

4

Notes to Schedule of Portfolio Investments (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the inputs used to value the Fund’s investments by the above fair value hierarchy levels as of September 30, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Special Opportunities Fund
Investments in Securities
Common Stocks
Consumer Discretionary	$3,218,393	$734,745	—	$3,953,138
Industrials	2,146,788	1,553,170	—	3,699,958
Financials	88,175	2,498,038	—	2,586,213
Energy	2,154,713	—	—	2,154,713
Information Technology	1,907,641	—	—	1,907,641
Health Care	411,822	381,901	—	793,723
Materials	401,530	323,680	—	725,210
Consumer Staples	199,104	89,729	—	288,833
Utilities	104,539	—	—	104,539
Preferred Stocks
Information Technology	—	1,363,790	—	1,363,790
Consumer Discretionary	182,535	—	—	182,535
Industrials	—	166,586	—	166,586
Corporate Bonds and Notes†	—	1,725,000	—	1,725,000
Short-Term Investments
Repurchase Agreements	—	292,430	—	292,430
Other Investment Companies	1,267,163	—	—	1,267,163

Total Investments in Securities	$12,082,403	$9,129,069	—	$21,211,472

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes by major industry, please refer to the Schedule of Portfolio Investments.

As of September 30, 2016, AMG Yacktman Special Opportunities Fund had transfers between level 1 and level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$261,031	$(1,179,085)	$1,179,085	$(261,031)

5

Notes to Schedule of Portfolio Investments (continued)

1	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. (See Note 1(a) in the Notes to Financial Statements.)

6

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Shares	Value
Common Stocks - 63.4%
Consumer Discretionary - 14.6%
Twenty-First Century Fox, Inc., Class A	14,760,000	$357,487,200
Twenty-First Century Fox, Inc., Class B	14,000,000	346,360,000
Total Consumer Discretionary		703,847,200
Consumer Staples - 25.1%
Avon Products, Inc.	6,200,000	35,092,000
The Coca-Cola Co.	4,900,000	207,368,000
Hengan International Group Co., Ltd.[1]	5,872,300	49,005,686
PepsiCo, Inc.	2,400,000	261,048,000
The Procter & Gamble Co.	5,050,000	453,237,500
Qinqin Foodstuffs Group Cayman Co., Ltd.*	1,174,460	431,542
Sysco Corp.	4,200,000	205,842,000
Total Consumer Staples		1,212,024,728
Energy - 2.7%
ConocoPhillips	1,150,000	49,990,500
Exxon Mobil Corp.	950,000	82,916,000
Total Energy		132,906,500
Financials - 2.9%
The Bank of New York Mellon Corp.	1,200,000	47,856,000
State Street Corp.	400,000	27,852,000
US Bancorp	1,500,000	64,335,000
Total Financials		140,043,000
Health Care - 4.4%
Johnson & Johnson	1,800,000	212,634,000
Industrials - 0.7%
Aggreko PLC	2,800,000	34,519,657
Information Technology - 13.0%
Cisco Systems, Inc.	7,400,000	234,728,000
Microsoft Corp.	2,900,000	167,040,000
Oracle Corp.	5,800,000	227,824,000
Total Information Technology		629,592,000
Total Common Stocks (cost $2,202,986,183)		3,065,567,085
Preferred Stocks - 13.8%
Samsung Electronics Co., Ltd., 1.670% (Information Technology) (cost $522,702,326)	566,230	665,207,678

	Principal Amount	Value
Corporate Bonds and Notes - 2.1%
Consumer Staples - 1.4%
Avon Products, Inc., 7.000%, 03/15/23(a),[1]	$14,105,000	$12,641,606
Avon Products, Inc., 8.950%, 03/15/43(a)	65,740,000	53,742,450
Total Consumer Staples		66,384,056
Industrials - 0.7%
CONSOL Energy, Inc., 5.875%, 04/15/22	38,000,000	34,960,000
Total Corporate Bonds and Notes (cost $85,180,507)		101,344,056
Short-Term Investments - 20.5%
Repurchase Agreements - 0.0%#,2
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540% total to be received $900,814 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $918,789)	900,773	900,773
State of Wisconsin Investment Board, dated 09/30/16, due 10/03/16, 0.600%, total to be received $1,000,050 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.375%, 04/15/18 - 09/09/49, totaling $1,020,048)	1,000,000	1,000,000
Total Repurchase Agreements		1,900,773

	Shares
Other Investment Companies - 20.5%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	361,341,602	361,341,602
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.36%	628,160,772	628,160,772
Total Other Investment Companies		989,502,374
Total Short-Term Investments (cost $991,403,147)		991,403,147
Total Investments - 99.8% (cost $3,802,272,163)		4,823,521,966
Other Assets, less Liabilities - 0.2%		7,672,394
Net Assets - 100.0%		$4,831,194,360

1

AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2016

	Shares	Value
Common Stocks - 73.7%
Consumer Discretionary - 12.3%
Apollo Education Group, Inc.*	1,875,000	$14,906,250
Comcast Corp., Class A	1,700,000	112,778,000
Staples, Inc.	2,000,000	17,100,000
Twenty-First Century Fox, Inc., Class A	23,765,000	575,588,300
Twenty-First Century Fox, Inc., Class B	8,800,000	217,712,000
Viacom, Inc., Class B	3,500,000	133,350,000
Total Consumer Discretionary		1,071,434,550
Consumer Staples - 26.4%
Avon Products, Inc.	12,100,000	68,486,000
The Coca-Cola Co.	8,850,000	374,532,000
Colgate-Palmolive Co.	1,200,000	88,968,000
Hengan International Group Co., Ltd.	6,935,400	57,877,499
Lancaster Colony Corp.	230,000	30,380,700
PepsiCo, Inc.	4,300,000	467,711,000
The Procter & Gamble Co.[1]	7,800,000	700,050,000
Qinqin Foodstuffs Group Cayman Co., Ltd.*	1,387,080	509,667
Sysco Corp.	7,500,000	367,575,000
Unilever NV, ADR	1,835,000	84,593,500
Wal-Mart Stores, Inc.	800,000	57,696,000
Total Consumer Staples		2,298,379,366
Energy - 2.9%
ConocoPhillips[1]	2,200,000	95,634,000
Exxon Mobil Corp.	1,800,000	157,104,000
Total Energy		252,738,000
Financials - 6.5%
Bank of America Corp.	2,500,000	39,125,000
The Bank of New York Mellon Corp.	3,800,000	151,544,000
The Goldman Sachs Group, Inc.	250,000	40,317,500
State Street Corp.	1,140,000	79,378,200
US Bancorp	4,200,000	180,138,000
Wells Fargo & Co.	1,700,000	75,276,000
Total Financials		565,778,700
Health Care - 8.3%
Anthem, Inc.	850,000	106,513,500
CR Bard, Inc.	550,000	123,354,000
Johnson & Johnson	3,200,000	378,016,000
Stryker Corp.	1,000,000	116,410,000
Total Health Care		724,293,500

	Shares	Value
Industrials - 1.2%
Aggreko PLC	3,728,228	$45,963,269
C.H. Robinson Worldwide, Inc.	750,000	52,845,000
Total Industrials		98,808,269
Information Technology - 16.1%
Cisco Systems, Inc.	13,500,000	428,220,000
Corning, Inc.	2,600,000	61,490,000
Hewlett Packard Enterprise Co.	2,000,000	45,500,000
HP, Inc.	2,000,000	31,060,000
Intel Corp.	1,000,000	37,750,000
Microsoft Corp.	6,700,000	385,920,000
Oracle Corp.	10,500,000	412,440,000
Total Information Technology		1,402,380,000
Total Common Stocks (cost $4,239,130,646)		6,413,812,385
Preferred Stocks - 4.5%
Samsung Electronics Co., Ltd., 1.670% (Information Technology) (cost $312,080,253)	332,834	391,013,779

	Principal Amount
Corporate Bonds and Notes - 1.9%
Consumer Staples - 1.1%
Avon Products, Inc., 6.600%, 03/15/20(a),[1]	$10,000,000	9,882,800
Avon Products, Inc., 7.000%, 03/15/23(a),[1]	81,630,000	73,160,887
Avon Products, Inc., 8.950%, 03/15/43(a)	15,485,000	12,658,987
Total Consumer Staples		95,702,674
Industrials - 0.8%
CONSOL Energy, Inc., 5.875%, 04/15/22	65,524,000	60,282,080
Kemet Corp., 10.500%, 05/01/18	8,775,000	8,796,938
Total Industrials		69,079,018
Total Corporate Bonds and Notes (cost $123,433,038)		164,781,692
Short-Term Investments - 21.1%
Repurchase Agreements - 1.4%[2]
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540% total to be received $28,524,779 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $29,093,965)	28,523,495	28,523,495

2

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Repurchase Agreements - 1.4% (continued)[2]
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.520% total to be received $28,524,731 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 10/13/16 - 09/09/49, totaling $29,093,965)	$28,523,495	$28,523,495
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.500% total to be received $6,028,642 (collateralized by various U.S. Government Agency Obligations, 2.140% - 6.000%, 03/01/26 - 09/01/46, totaling $6,148,959)	6,028,391	6,028,391
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.520% total to be received $28,524,731 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 04/15/17 - 02/20/63, totaling $29,093,965)	28,523,495	28,523,495
State of Wisconsin Investment Board, dated 09/30/16, due 10/03/16, 0.600% total to be received $28,501,425 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.375%, 04/15/18 - 09/09/49, totaling $29,071,364)	28,500,000	28,500,000
Total Repurchase Agreements		120,098,876

	Shares	Value
Other Investment Companies - 19.7%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	416,860,159	$416,860,159
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.36%	1,295,757,691	1,295,757,691
Total Other Investment Companies		1,712,617,850
Total Short-Term Investments
(cost $1,832,716,726)		1,832,716,726
Total Investments - 101.2%
(cost $6,507,360,663)		8,802,324,582
Other Assets, less Liabilities - (1.2)%		(103,696,402)
Net Assets - 100.0%		$8,698,628,180

3

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation based for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Yacktman Focused Fund	$3,803,035,611	$1,214,885,421	$(194,399,066)	$1,020,486,355
AMG Yacktman Fund	6,509,628,875	2,589,362,507	(296,666,800)	2,292,695,707

*	Non-income producing security.

(a)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Some or all of this security was out on loan to various brokers as of September 30, 2016, amounting to:

Fund	Market Value	% of Net Assets
AMG Yacktman Focused Fund	$1,834,815	0.0	%#
AMG Yacktman Fund	119,676,046	1.4%

#	Less than 0.05%.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could

4

Notes to Schedules of Portfolio Investments (continued)

be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, option contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs).

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

5

Notes to Schedules of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Funds’ investments by the fair value hierarchy levels as of September 30, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Focused Fund
Investments in Securities
Common Stocks
Consumer Staples	$1,163,019,042	$49,005,686	—	$1,212,024,728
Consumer Discretionary	703,847,200	—	—	703,847,200
Information Technology	629,592,000	—	—	629,592,000
Health Care	212,634,000	—	—	212,634,000
Financials	140,043,000	—	—	140,043,000
Energy	132,906,500	—	—	132,906,500
Industrials	—	34,519,657	—	34,519,657
Preferred Stocks†	—	665,207,678	—	665,207,678
Corporate Bonds and Notes††	—	101,344,056	—	101,344,056
Short-Term Investments
Repurchase Agreements	—	1,900,773	—	1,900,773
Other Investment Companies	989,502,374	—	—	989,502,374

Total Investments in Securities	$3,971,544,116	$851,977,850	—	$4,823,521,966

6

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Fund
Investments in Securities
Common Stocks
Consumer Staples	$2,240,501,867	$57,877,499	—	$2,298,379,366
Information Technology	1,402,380,000	—	—	1,402,380,000
Consumer Discretionary	1,071,434,550	—	—	1,071,434,550
Health Care	724,293,500	—	—	724,293,500
Financials	565,778,700	—	—	565,778,700
Energy	252,738,000	—	—	252,738,000
Industrials	52,845,000	45,963,269	—	98,808,269
Preferred Stocks†	—	391,013,779	—	391,013,779
Corporate Bonds and Notes††	—	164,781,692	—	164,781,692
Short-Term Investments
Repurchase Agreements	—	120,098,876	—	120,098,876
Other Investment Companies	1,712,617,850	—	—	1,712,617,850

Total Investments in Securities	$8,022,589,467	$779,735,115	—	$8,802,324,582

†	All preferred stocks held in the Fund are level 2 securities. For a detailed breakout of the preferred stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes held in the Fund are level 2 securities. For detailed breakout of the corporate bonds and notes by major industry classification, please refer to the Schedule of Portfolio Investments.

As of September 30, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

PLC: Public Limited Company

7

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	November 21, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	November 21, 2016